Schedule of Investments (unaudited)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31	$115	$103,692
4.65%, 10/01/28	130	130,074
4.75%, 03/30/30	185	186,883
5.38%, 06/15/33	100	101,433
Omnicom Group Inc.
2.45%, 04/30/30	150	138,894
2.60%, 08/01/31	205	186,408
4.20%, 06/01/30	180	178,810
5.30%, 11/01/34(a)	125	128,412
		1,154,606
Aerospace & Defense — 0.4%
Boeing Co. (The)
2.70%, 02/01/27	205	201,503
2.80%, 03/01/27	75	73,710
2.95%, 02/01/30	160	151,447
3.20%, 03/01/29	223	215,776
3.25%, 02/01/28	270	265,161
3.25%, 03/01/28	65	63,644
3.25%, 02/01/35	131	114,754
3.45%, 11/01/28	95	93,261
3.60%, 05/01/34	190	173,335
3.63%, 02/01/31	335	322,048
5.04%, 05/01/27	475	479,818
5.15%, 05/01/30	998	1,029,682
6.13%, 02/15/33	120	130,363
6.26%, 05/01/27	225	231,042
6.30%, 05/01/29	320	340,350
6.39%, 05/01/31	240	261,474
6.53%, 05/01/34	555	617,317
Embraer Netherlands Finance BV, 5.98%, 02/11/35	140	148,576
GE Capital Funding LLC, 4.55%, 05/15/32	40	40,649
General Dynamics Corp.
2.25%, 06/01/31	125	113,733
2.63%, 11/15/27	106	103,797
3.50%, 04/01/27	210	209,459
3.63%, 04/01/30	247	243,411
3.75%, 05/15/28	250	250,411
4.95%, 08/15/35	30	30,831
General Electric Co.
4.30%, 07/29/30	135	136,520
6.75%, 03/15/32	250	285,157
HEICO Corp.
5.25%, 08/01/28	80	82,465
5.35%, 08/01/33	135	141,242
Hexcel Corp.
4.20%, 02/15/27	115	114,372
5.88%, 02/26/35	35	36,903
Howmet Aerospace Inc.
3.00%, 01/15/29	170	164,975
4.55%, 11/15/32	75	75,709
4.85%, 10/15/31	90	92,736
5.90%, 02/01/27	50	51,217
6.75%, 01/15/28	115	121,483
L3Harris Technologies Inc.
1.80%, 01/15/31	190	168,321
2.90%, 12/15/29	120	114,278
3.85%, 12/15/26	140	139,742
4.40%, 06/15/28	403	405,992
Security	Par (000)	Value
Aerospace & Defense (continued)
4.85%, 04/27/35	$20	$20,085
5.05%, 06/01/29	145	149,245
5.25%, 06/01/31	145	151,315
5.35%, 06/01/34	185	192,454
5.40%, 01/15/27	280	284,190
5.40%, 07/31/33	400	419,623
Lockheed Martin Corp.
1.85%, 06/15/30	120	109,040
3.60%, 03/01/35	20	18,596
3.90%, 06/15/32	195	191,425
4.15%, 08/15/28	115	115,785
4.40%, 08/15/30	200	202,712
4.45%, 05/15/28	145	146,876
4.50%, 02/15/29	145	147,372
4.70%, 12/15/31	75	77,097
4.75%, 02/15/34	180	182,979
4.80%, 08/15/34	125	127,211
5.00%, 08/15/35	215	220,673
5.10%, 11/15/27	195	199,514
5.25%, 01/15/33	255	269,271
Northrop Grumman Corp.
3.20%, 02/01/27	159	157,663
3.25%, 01/15/28	500	492,776
4.40%, 05/01/30	195	197,144
4.60%, 02/01/29	65	66,191
4.65%, 07/15/30	150	152,998
4.70%, 03/15/33	255	258,746
4.90%, 06/01/34	170	173,287
5.25%, 07/15/35	115	119,954
RTX Corp.
1.90%, 09/01/31	225	198,021
2.25%, 07/01/30	255	235,185
2.38%, 03/15/32	230	205,544
3.13%, 05/04/27	268	264,793
3.50%, 03/15/27	265	263,408
4.13%, 11/16/28	745	747,695
5.15%, 02/27/33	320	333,444
5.75%, 01/15/29	145	152,237
6.00%, 03/15/31	260	281,121
6.10%, 03/15/34	360	397,412
7.20%, 08/15/27	77	81,024
7.50%, 09/15/29	80	89,389
		16,130,159
Agriculture — 0.4%
Altria Group Inc.
2.45%, 02/04/32	390	345,359
3.40%, 05/06/30	185	178,401
4.50%, 08/06/30	75	75,623
4.80%, 02/14/29	426	433,279
4.88%, 02/04/28	150	152,573
5.25%, 08/06/35	35	35,630
5.63%, 02/06/35	175	182,457
6.20%, 11/01/28	215	227,510
6.88%, 11/01/33	100	113,661
Archer-Daniels-Midland Co.
2.90%, 03/01/32	190	175,138
3.25%, 03/27/30	275	265,756
4.50%, 08/15/33	145	145,759
5.94%, 10/01/32	145	158,933
BAT Capital Corp.
2.26%, 03/25/28	395	379,144

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
2.73%, 03/25/31	$290	$267,393
3.46%, 09/06/29	105	102,193
3.56%, 08/15/27	368	364,476
4.63%, 03/22/33	105	104,687
4.70%, 04/02/27	245	246,490
4.74%, 03/16/32	166	168,046
4.91%, 04/02/30	210	214,868
5.35%, 08/15/32	165	171,960
5.63%, 08/15/35	275	288,256
5.83%, 02/20/31	200	212,434
6.00%, 02/20/34	220	236,608
6.34%, 08/02/30	260	281,366
6.42%, 08/02/33	275	304,392
7.75%, 10/19/32	130	152,230
BAT International Finance PLC
4.45%, 03/16/28	210	211,503
5.93%, 02/02/29	245	257,441
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	256	236,216
3.20%, 04/21/31	90	84,816
3.75%, 09/25/27	122	121,514
4.10%, 01/07/28	95	95,233
4.20%, 09/17/29	155	155,214
4.55%, 08/04/30	95	96,107
4.65%, 09/17/34	205	203,026
5.15%, 08/04/35	160	163,731
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 04/20/35(b)	150	158,611
Philip Morris International Inc.
1.75%, 11/01/30	205	182,843
2.10%, 05/01/30	180	164,951
3.13%, 08/17/27	120	118,534
3.13%, 03/02/28	125	122,767
3.38%, 08/15/29	186	181,449
3.88%, 10/27/28	120	119,720
4.00%, 10/29/30	150	148,606
4.13%, 04/28/28	125	125,508
4.25%, 10/29/32	150	147,986
4.38%, 11/01/27	160	161,384
4.38%, 04/30/30	170	171,229
4.63%, 11/01/29	175	178,144
4.63%, 10/29/35	150	147,697
4.75%, 02/12/27	195	196,891
4.75%, 11/01/31	190	194,115
4.88%, 02/15/28	395	402,441
4.88%, 02/13/29	230	235,363
4.88%, 04/30/35	85	85,734
4.90%, 11/01/34	145	146,848
5.13%, 11/17/27	340	347,148
5.13%, 02/15/30	495	513,131
5.13%, 02/13/31	265	275,417
5.25%, 09/07/28	120	123,860
5.25%, 02/13/34	445	461,879
5.38%, 02/15/33	495	519,167
5.50%, 09/07/30	150	158,071
5.63%, 11/17/29	285	300,167
5.63%, 09/07/33	250	266,074
5.75%, 11/17/32	330	354,042
Reynolds American Inc., 5.70%, 08/15/35	70	73,623
		14,392,823
Security	Par (000)	Value
Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28	$52	$51,194
Series 2015-2, Class AA, 3.60%, 03/22/29	69	67,606
Series 2016-1, Class AA, 3.58%, 07/15/29	49	47,824
Series 2016-2, Class AA, 3.20%, 12/15/29	73	70,832
Series 2016-3, Class AA, 3.00%, 04/15/30(a)	121	116,125
Series 2017-1, Class AA, 3.65%, 02/15/29	44	43,393
Series 2017-2, Class AA, 3.35%, 04/15/31	116	111,666
Series 2019-1, Class AA, 3.15%, 08/15/33	77	72,537
Delta Air Lines Inc.
3.75%, 10/28/29	120	117,320
4.38%, 04/19/28	65	65,122
4.95%, 07/10/28	230	233,584
5.25%, 07/10/30	175	179,721
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	49	47,151
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34	108	101,909
Series 2019-1, Class AA, 2.75%, 11/15/33	86	76,956
Southwest Airlines Co.
2.63%, 02/10/30	130	120,474
3.45%, 11/16/27	55	54,156
4.38%, 11/15/28	175	174,934
5.13%, 06/15/27	465	470,050
5.25%, 11/15/35	175	171,319
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	95	92,736
Series 2016-2, Class AA, 2.88%, 04/07/30	87	83,942
Series 2018-1, Class AA, 3.50%, 09/01/31	114	109,816
Series 2019, Class AA, 4.15%, 02/25/33	89	87,150
Series 2019-2, Class AA, 2.70%, 11/01/33	95	87,096
Series 2020-1, 5.88%, 04/15/29	206	210,789
		3,065,402
Apparel — 0.0%
NIKE Inc.
2.75%, 03/27/27	248	244,776
2.85%, 03/27/30	354	338,230
PVH Corp., 5.50%, 06/13/30	135	137,951
Ralph Lauren Corp.
2.95%, 06/15/30	220	209,260
5.00%, 06/15/32	15	15,421
Tapestry Inc.
3.05%, 03/15/32	100	90,921
4.13%, 07/15/27	62	61,929
5.10%, 03/11/30	75	77,067
5.50%, 03/11/35	155	158,967
		1,334,522
Auto Manufacturers — 0.9%
American Honda Finance Corp.
1.80%, 01/13/31	100	88,262
2.00%, 03/24/28	210	200,622
2.25%, 01/12/29	170	160,749
2.35%, 01/08/27	130	127,659
3.50%, 02/15/28	115	113,821
4.25%, 09/01/28	125	125,604
4.40%, 09/05/29	170	171,656
4.45%, 10/22/27	165	166,366
4.50%, 09/04/30	140	140,738
4.55%, 07/09/27	135	136,191
4.55%, 03/03/28	145	146,688

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.60%, 04/17/30	$170	$172,183
4.70%, 01/12/28	120	121,619
4.80%, 03/05/30	110	112,410
4.85%, 10/23/31	180	183,781
4.90%, 03/12/27	160	161,680
4.90%, 07/09/27	120	121,657
4.90%, 03/13/29	145	148,494
4.90%, 01/10/34	175	176,507
5.05%, 07/10/31	185	190,431
5.13%, 07/07/28	200	205,288
5.15%, 07/09/32	125	128,838
5.20%, 03/05/35	125	127,460
5.65%, 11/15/28	200	208,872
5.85%, 10/04/30	135	143,729
Cummins Inc.
1.50%, 09/01/30	270	241,444
4.25%, 05/09/28	85	85,734
4.70%, 02/15/31	240	245,968
4.90%, 02/20/29	100	103,023
5.15%, 02/20/34	115	119,649
5.30%, 05/09/35	225	234,790
Ford Motor Co.
3.25%, 02/12/32	550	483,713
4.35%, 12/08/26	110	109,702
6.10%, 08/19/32	395	407,157
6.63%, 10/01/28	5	5,301
7.45%, 07/16/31	260	287,917
9.63%, 04/22/30	75	87,111
Ford Motor Credit Co. LLC
2.90%, 02/16/28	200	191,818
2.90%, 02/10/29	200	187,070
3.63%, 06/17/31	215	196,389
3.82%, 11/02/27	130	127,654
4.00%, 11/13/30	340	320,700
4.13%, 08/17/27	305	301,893
4.27%, 01/09/27	85	84,576
4.95%, 05/28/27	380	380,835
5.11%, 05/03/29	335	334,458
5.30%, 09/06/29	205	205,861
5.73%, 09/05/30	200	203,538
5.80%, 03/05/27	210	212,561
5.80%, 03/08/29	260	265,146
5.85%, 05/17/27	265	268,738
5.87%, 10/31/35	200	199,132
5.88%, 11/07/29	210	214,917
5.92%, 03/20/28	200	204,470
6.05%, 03/05/31	210	215,668
6.05%, 11/05/31	230	235,583
6.13%, 03/08/34	335	340,687
6.50%, 02/07/35	390	405,958
6.53%, 03/19/32	200	209,653
6.80%, 05/12/28	337	351,135
6.80%, 11/07/28	340	356,167
7.12%, 11/07/33	285	306,946
7.20%, 06/10/30	205	220,082
7.35%, 11/04/27	330	344,420
7.35%, 03/06/30	235	252,195
General Motors Co.
4.20%, 10/01/27	200	200,153
5.00%, 10/01/28	97	98,831
5.00%, 04/01/35(a)	225	222,701
Security	Par (000)	Value
Auto Manufacturers (continued)
5.35%, 04/15/28	$110	$112,781
5.40%, 10/15/29	225	233,381
5.60%, 10/15/32	250	262,222
5.63%, 04/15/30	175	182,707
6.25%, 04/15/35	120	128,595
6.80%, 10/01/27	195	202,937
General Motors Financial Co. Inc.
2.35%, 02/26/27	250	244,442
2.35%, 01/08/31	238	213,761
2.40%, 04/10/28	195	187,197
2.40%, 10/15/28	220	209,709
2.70%, 08/20/27	170	165,799
2.70%, 06/10/31	350	316,772
3.10%, 01/12/32	320	291,514
3.60%, 06/21/30	256	246,426
3.85%, 01/05/28	170	168,725
4.20%, 10/27/28(a)	140	140,097
4.30%, 04/06/29	250	249,614
4.35%, 01/17/27	302	302,472
4.90%, 10/06/29	230	233,780
5.00%, 04/09/27	360	363,669
5.00%, 07/15/27	120	121,487
5.05%, 04/04/28	220	223,999
5.35%, 07/15/27	215	218,805
5.35%, 01/07/30	270	278,785
5.40%, 05/08/27	215	218,534
5.45%, 07/15/30	205	213,350
5.45%, 09/06/34	185	188,420
5.55%, 07/15/29	270	280,056
5.60%, 06/18/31	135	140,906
5.63%, 04/04/32	115	119,934
5.65%, 01/17/29	115	119,287
5.75%, 02/08/31	165	173,722
5.80%, 06/23/28	295	305,810
5.80%, 01/07/29	330	344,221
5.85%, 04/06/30	210	221,207
5.90%, 01/07/35	215	224,834
5.95%, 04/04/34	270	284,164
6.00%, 01/09/28	220	227,881
6.10%, 01/07/34	325	345,830
6.15%, 07/15/35	120	127,336
6.40%, 01/09/33	225	243,584
Honda Motor Co. Ltd.
2.53%, 03/10/27	45	44,183
2.97%, 03/10/32	170	155,983
4.44%, 07/08/28	185	186,598
4.69%, 07/08/30	275	278,553
5.34%, 07/08/35	185	190,130
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	400	476,548
PACCAR Financial Corp.
2.00%, 02/04/27(a)	125	122,382
4.00%, 08/08/28	120	120,706
4.00%, 09/26/29	95	95,433
4.25%, 06/23/27	105	105,806
4.45%, 08/06/27	130	131,528
4.55%, 03/03/28	125	127,095
4.55%, 05/08/30	80	81,684
4.60%, 01/10/28	110	111,880
4.60%, 01/31/29	205	209,516
4.95%, 08/10/28	60	61,702

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.00%, 05/13/27	$90	$91,597
5.00%, 03/22/34	90	93,621
Series R, 4.00%, 11/07/28	75	75,361
Toyota Motor Corp.
2.36%, 03/25/31	148	136,061
2.76%, 07/02/29	90	86,367
3.67%, 07/20/28	80	79,840
4.19%, 06/30/27	195	196,108
4.45%, 06/30/30	70	71,045
5.05%, 06/30/35	145	149,952
5.12%, 07/13/28	140	144,352
5.12%, 07/13/33	95	99,459
Toyota Motor Credit Corp.
1.15%, 08/13/27	130	124,315
1.65%, 01/10/31	150	132,854
1.90%, 01/13/27	195	190,860
1.90%, 04/06/28	150	143,485
1.90%, 09/12/31	125	110,091
2.15%, 02/13/30	170	158,049
2.40%, 01/13/32	25	22,510
3.05%, 03/22/27	365	361,282
3.05%, 01/11/28	140	137,712
3.20%, 01/11/27	230	228,315
3.38%, 04/01/30	250	243,520
3.65%, 01/08/29	135	133,737
4.05%, 09/05/28	230	230,893
4.35%, 10/08/27	285	287,688
4.45%, 06/29/29	210	213,042
4.50%, 05/14/27	180	181,817
4.55%, 09/20/27	225	227,714
4.55%, 08/09/29	240	244,658
4.55%, 05/17/30	125	127,547
4.60%, 01/08/27	100	100,902
4.60%, 10/10/31	175	177,986
4.63%, 01/12/28	230	233,435
4.65%, 01/05/29	250	255,024
4.65%, 09/03/32	210	213,103
4.70%, 01/12/33	150	152,936
4.80%, 05/15/30	170	174,587
4.80%, 01/05/34	195	199,746
4.95%, 01/09/30	170	175,497
5.05%, 05/16/29	130	134,348
5.10%, 03/21/31	170	177,197
5.25%, 09/11/28	140	145,041
5.35%, 01/09/35	95	100,258
5.45%, 11/10/27	195	200,731
5.55%, 11/20/30	285	303,343
Series B, 5.00%, 03/19/27	150	152,191
		33,051,405
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/32	200	186,575
4.65%, 09/13/29	200	203,811
5.15%, 09/13/34	200	202,509
BorgWarner Inc.
2.65%, 07/01/27	303	296,643
4.95%, 08/15/29	130	133,078
5.40%, 08/15/34	115	119,030
Lear Corp.
2.60%, 01/15/32	120	107,076
3.50%, 05/30/30	80	76,834
Security	Par (000)	Value
Auto Parts & Equipment (continued)
3.80%, 09/15/27	$153	$151,995
4.25%, 05/15/29	116	115,919
Magna International Inc.
2.45%, 06/15/30	165	152,677
5.05%, 03/14/29(a)	125	128,465
5.50%, 03/21/33	185	193,294
5.88%, 06/01/35	55	58,409
		2,126,315
Banks — 8.3%
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR +3.03%)(c)	5	5,202
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	250	250,566
4.42%, 12/16/26	250	251,441
4.62%, 12/16/29	250	256,362
4.75%, 01/18/27	30	30,305
4.90%, 07/16/27	250	254,315
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29	210	217,837
6.03%, 03/13/35, (1-year CMT + 0.01)(c)	285	304,976
6.14%, 09/14/28, (1-year CMT + 2.70%)(c)	200	206,803
7.88%, 11/15/34, (1-year CMT + 3.30%)(c)	200	234,513
Banco Santander SA
2.75%, 12/03/30	325	296,759
2.96%, 03/25/31	200	186,235
3.23%, 11/22/32, (1-year CMT + 1.60%)(c)	225	206,410
3.31%, 06/27/29	205	199,432
3.49%, 05/28/30	200	193,017
3.80%, 02/23/28	215	213,250
4.18%, 03/24/28, (1-year CMT + 2.00%)(c)	300	299,728
4.25%, 04/11/27	235	235,430
4.38%, 04/12/28	275	276,148
4.55%, 11/06/30	200	201,000
5.13%, 11/06/35	200	201,743
5.29%, 08/18/27	315	320,687
5.37%, 07/15/28, (1-year CMT + 0.95%)(c)	235	239,556
5.44%, 07/15/31	285	300,375
5.54%, 03/14/30, (1-year CMT + 1.45%)(c)	425	440,654
5.55%, 03/14/28, (1-year CMT + 1.25%)(c)	215	218,713
5.57%, 01/17/30	200	209,002
5.59%, 08/08/28	320	332,044
6.03%, 01/17/35	215	232,393
6.35%, 03/14/34	245	265,221
6.61%, 11/07/28	435	465,215
6.92%, 08/08/33	410	457,584
6.94%, 11/07/33	300	345,735
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(c)	765	689,743
1.92%, 10/24/31, (1-day SOFR + 1.37%)(c)	620	555,651
2.09%, 06/14/29, (1-day SOFR + 1.06%)(c)	695	662,000
2.30%, 07/21/32, (1-day SOFR + 1.22%)(c)	875	785,141
2.48%, 09/21/36, (5-year CMT + 1.20%)(c)	395	347,795
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(c)	830	775,849
2.55%, 02/04/28, (1-day SOFR + 1.05%)(c)	525	515,769
2.57%, 10/20/32, (1-day SOFR + 1.21%)(c)	767	696,183
2.59%, 04/29/31, (1-day SOFR + 2.15%)(c)	775	724,082
2.69%, 04/22/32, (1-day SOFR + 1.32%)(c)	1,000	921,050
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(c)	488	465,592

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.97%, 02/04/33, (1-day SOFR + 1.33%)(c)	$875	$804,945
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(c)	570	552,141
3.25%, 10/21/27	636	629,168
3.42%, 12/20/28, (3-mo. CME Term SOFR +1.30%)(c)	1,288	1,272,672
3.59%, 07/21/28, (3-mo. CME Term SOFR +1.63%)(c)	505	501,050
3.71%, 04/24/28, (3-mo. CME Term SOFR +1.77%)(c)	571	568,117
3.82%, 01/20/28, (3-mo. CME Term SOFR +1.84%)(c)	595	593,212
3.85%, 03/08/37, (5-year CMT + 2.00%)(c)	540	510,713
3.97%, 03/05/29, (3-mo. CME Term SOFR +1.33%)(c)	591	589,807
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(c)	712	708,774
4.27%, 07/23/29, (3-mo. CME Term SOFR +1.57%)(c)	685	688,729
4.38%, 04/27/28, (1-day SOFR + 1.58%)(c)	525	526,953
4.57%, 04/27/33, (1-day SOFR + 1.83%)(c)	940	944,129
4.62%, 05/09/29, (1-day SOFR + 1.11%)(c)	625	633,640
4.95%, 07/22/28, (1-day SOFR + 2.04%)(c)	825	836,649
4.98%, 01/24/29, (1-day SOFR + 0.83%)(c)	225	229,307
5.02%, 07/22/33, (1-day SOFR + 2.16%)(c)	1,150	1,182,534
5.16%, 01/24/31, (1-day SOFR + 1.00%)(c)	740	767,878
5.20%, 04/25/29, (1-day SOFR + 1.63%)(c)	780	799,714
5.29%, 04/25/34, (1-day SOFR + 1.91%)(c)	1,235	1,286,019
5.43%, 08/15/35, (1-day SOFR + 1.91%)(c)	560	577,026
5.46%, 05/09/36, (1-day SOFR + 1.64%)(c)	590	621,992
5.47%, 01/23/35, (1-day SOFR + 1.65%)(c)	1,150	1,211,094
5.51%, 01/24/36, (1-day SOFR + 1.31%)(c)	835	880,249
5.52%, 10/25/35, (1-day SOFR + 1.74%)(c)	755	780,128
5.74%, 02/12/36, (1-day SOFR + 1.70%)(c)	465	488,384
5.82%, 09/15/29, (1-day SOFR + 1.57%)(c)	705	736,844
5.87%, 09/15/34, (1-day SOFR + 1.84%)(c)	880	948,603
6.20%, 11/10/28, (1-day SOFR + 1.99%)(c)	470	488,657
Series L, 4.18%, 11/25/27	432	432,599
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(c)	515	474,908
Bank of Montreal
2.65%, 03/08/27	330	324,836
3.09%, 01/10/37, (5-year CMT + 1.40%)(c)	210	188,984
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(c)	295	290,761
4.06%, 09/22/28, (1-day SOFR Index + 0.75%)(c)	220	220,115
4.35%, 09/22/31, (1-day SOFR Index + 1.80%)(c)	205	205,316
4.64%, 09/10/30, (1-day SOFR + 1.25%)(c)	175	177,512
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(c)	195	198,857
5.20%, 02/01/28	330	338,495
5.27%, 12/11/26	270	273,663
5.37%, 06/04/27	270	275,680
5.51%, 06/04/31	295	311,787
5.72%, 09/25/28	285	297,596
Series H, 4.70%, 09/14/27	335	339,337
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28	139	131,687
1.65%, 01/28/31	240	212,865
1.80%, 07/28/31	119	105,260
2.05%, 01/26/27	220	215,639
2.50%, 01/26/32(a)	145	132,355
3.00%, 10/30/28	125	121,623
Security	Par (000)	Value
Banks (continued)
3.25%, 05/16/27	$160	$158,730
3.30%, 08/23/29	149	144,955
3.40%, 01/29/28	196	194,465
3.44%, 02/07/28, (3-mo. CME Term SOFR +1.33%)(c)	259	257,367
3.85%, 04/28/28	220	220,615
3.85%, 04/26/29	100	100,048
3.99%, 06/13/28, (1-day SOFR + 1.15%)(c)	50	50,058
4.29%, 06/13/33, (1-day SOFR + 1.42%)(c)	250	247,716
4.44%, 06/09/28, (1-day SOFR + 0.68%)(c)	245	246,709
4.54%, 02/01/29, (1-day SOFR + 1.17%)(c)	185	187,179
4.60%, 07/26/30, (1-day SOFR + 1.76%)(c)	130	132,453
4.71%, 02/01/34, (1-day SOFR + 1.51%)(c)	170	171,885
4.89%, 07/21/28, (1-day SOFR + 0.84%)(c)	165	167,402
4.94%, 02/11/31, (1-day SOFR + 0.89%)(c)	430	442,668
4.97%, 04/26/34, (1-day SOFR + 1.61%)(c)	305	312,767
4.98%, 03/14/30, (1-day SOFR + 1.09%)(c)	215	221,534
5.06%, 07/22/32, (1-day SOFR + 1.23%)(c)	260	270,043
5.19%, 03/14/35, (1-day SOFR + 1.42%)(c)	240	248,694
5.23%, 11/20/35, (1-day SOFR + 1.25%)(c)	170	176,699
5.32%, 06/06/36, (1-day SOFR + 1.35%)(c)	100	104,285
5.61%, 07/21/39, (1-day SOFR + 1.77%)(c)	50	52,492
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(c)	255	263,553
5.83%, 10/25/33, (1-day SOFR Index + 2.74%)(c)	345	373,238
6.32%, 10/25/29, (1-day SOFR + 1.60%)(c)	190	202,007
6.47%, 10/25/34, (1-day SOFR + 1.85%)(c)	265	297,351
Series J, 1.90%, 01/25/29	125	117,839
Bank of Nova Scotia (The)
1.95%, 02/02/27	195	190,726
2.15%, 08/01/31	231	206,336
2.45%, 02/02/32	180	161,120
2.95%, 03/11/27	175	172,925
4.04%, 09/15/28, (1-day SOFR + 0.76%)(c)	170	169,822
4.34%, 09/15/31, (1-day SOFR + 1.09%)(c)	120	119,967
4.40%, 09/08/28, (1-day SOFR + 1.00%)(c)	245	246,325
4.59%, 05/04/37, (5-year CMT + 2.05%)(c)	235	229,540
4.74%, 11/10/32, (1-day SOFR + 1.44%)(c)	135	136,995
4.85%, 02/01/30	365	374,347
4.93%, 02/14/29, (1-day SOFR + 0.89%)(c)	255	259,672
5.13%, 02/14/31, (1-day SOFR + 1.07%)(c)	245	252,704
5.25%, 06/12/28	185	190,763
5.35%, 12/07/26	240	243,278
5.40%, 06/04/27	280	286,117
5.45%, 08/01/29	150	156,725
5.65%, 02/01/34	215	229,976
BankUnited Inc., 5.13%, 06/11/30	65	65,221
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(c)	230	212,924
2.67%, 03/10/32, (1-year CMT + 1.20%)(c)	220	200,787
2.89%, 11/24/32, (1-year CMT + 1.30%)(c)	280	254,664
3.56%, 09/23/35, (5-year CMT + 2.90%)(c)	200	188,975
4.34%, 01/10/28	310	310,600
4.48%, 11/11/29, (1-day SOFR + 1.08%)(c)	200	201,176
4.84%, 05/09/28	440	442,644
4.84%, 09/10/28, (1-day SOFR + 1.34%)(c)	220	222,439
4.94%, 09/10/30, (1-day SOFR + 1.56%)(c)	290	295,755
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(c)	395	401,763
5.09%, 02/25/29, (1-day SOFR + 0.96%)(c)	215	219,130
5.09%, 06/20/30, (3-mo. SOFR US + 3.31%)(c)	325	330,690
5.34%, 09/10/35, (1-day SOFR + 1.91%)(c)	455	465,158
5.37%, 02/25/31, (1-day SOFR + 1.23%)(c)	415	429,580

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.50%, 08/09/28, (1-year CMT + 2.65%)(c)	$395	$403,049
5.67%, 03/12/28, (1-day SOFR + 1.05%)(c)	245	249,466
5.69%, 03/12/30, (1-day SOFR + 1.74%)(c)	440	458,180
5.75%, 08/09/33, (1-year CMT + 3.00%)(c)	205	216,473
5.79%, 02/25/36, (1-day SOFR + 1.59%)(c)	400	422,512
6.22%, 05/09/34, (1-day SOFR + 2.98%)(c)	410	443,732
6.49%, 09/13/29, (1-day SOFR + 2.22%)(c)	265	280,286
6.69%, 09/13/34, (1-day SOFR + 2.62%)(c)	380	422,545
7.12%, 06/27/34, (1-day SOFR + 3.57%)(c)	315	353,926
7.39%, 11/02/28, (1-year CMT + 3.30%)(c)	285	301,527
7.44%, 11/02/33, (1-year CMT + 3.50%)(c)	415	478,037
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30	95	95,098
4.95%, 02/15/36	65	64,762
5.00%, 12/06/34	225	226,747
BPCE SA, 3.38%, 12/02/26	25	24,849
Canadian Imperial Bank of Commerce
3.45%, 04/07/27	275	273,377
3.60%, 04/07/32	330	315,320
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(c)	95	95,239
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(c)	185	186,703
4.63%, 09/11/30, (1-day SOFR + 1.34%)(c)	145	147,265
4.86%, 01/13/28, (1-day SOFR + 0.72%)(c)	75	75,620
4.86%, 03/30/29, (1-day SOFR + 1.03%)(c)	265	269,176
5.00%, 04/28/28	210	214,837
5.24%, 06/28/27	240	244,795
5.25%, 01/13/31, (1-day SOFR + 1.11%)(c)	190	196,896
5.26%, 04/08/29	285	295,605
5.99%, 10/03/28	160	168,347
6.09%, 10/03/33	395	431,844
Capital One NA, 4.65%, 09/13/28	100	101,538
Citibank N.A.
4.58%, 05/29/27	500	504,832
4.84%, 08/06/29	350	359,086
4.91%, 05/29/30	335	345,515
5.49%, 12/04/26	455	461,305
5.57%, 04/30/34	495	527,264
5.80%, 09/29/28	550	577,005
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(c)	405	363,614
2.56%, 05/01/32, (1-day SOFR + 1.17%)(c)	670	610,232
2.57%, 06/03/31, (1-day SOFR + 2.11%)(c)	791	734,469
2.67%, 01/29/31, (1-day SOFR + 1.15%)(c)	515	482,492
2.98%, 11/05/30, (1-day SOFR + 1.42%)(c)	493	470,491
3.06%, 01/25/33, (1-day SOFR + 1.35%)(c)	720	662,441
3.07%, 02/24/28, (1-day SOFR + 1.28%)(c)	550	543,025
3.52%, 10/27/28, (3-mo. CME Term SOFR +1.41%)(c)	510	504,500
3.67%, 07/24/28, (3-mo. CME Term SOFR +1.65%)(c)	631	626,738
3.79%, 03/17/33, (1-day SOFR + 1.94%)(c)	795	760,834
3.89%, 01/10/28, (3-mo. CME Term SOFR +1.83%)(c)	565	563,515
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(c)	560	555,909
4.08%, 04/23/29, (3-mo. CME Term SOFR +1.45%)(c)	511	510,625
4.13%, 07/25/28	495	495,109
4.41%, 03/31/31, (1-day SOFR + 3.91%)(c)	890	891,703
4.45%, 09/29/27	857	861,130
4.50%, 09/11/31, (1-day SOFR + 1.17%)(c)	470	472,937
Security	Par (000)	Value
Banks (continued)
4.54%, 09/19/30, (1-day SOFR + 1.34%)(c)	$655	$661,491
4.64%, 05/07/28, (1-day SOFR + 1.14%)(c)	546	550,053
4.66%, 05/24/28, (1-day SOFR + 1.89%)(c)	485	488,959
4.79%, 03/04/29, (1-day SOFR + 0.87%)(c)	525	532,497
4.91%, 05/24/33, (1-day SOFR + 2.09%)(c)	645	656,868
4.95%, 05/07/31, (1-day SOFR + 1.46%)(c)	450	461,298
5.17%, 02/13/30, (1-day SOFR + 1.36%)(c)	675	694,564
5.17%, 09/11/36, (1-day SOFR + 1.49%)(c)	225	229,692
5.33%, 03/27/36, (1-day SOFR + 1.47%)(c)	500	516,296
5.41%, 09/19/39, (5-year CMT + 1.73%)(c)	175	176,806
5.45%, 06/11/35, (1-day SOFR + 1.45%)(c)	650	678,282
5.59%, 11/19/34, (5-year CMT + 1.28%)(c)	270	277,948
5.83%, 02/13/35, (1-day SOFR + 2.06%)(c)	615	642,667
5.88%, 02/22/33	175	187,654
6.00%, 10/31/33	150	162,259
6.02%, 01/24/36, (1-day SOFR + 1.83%)(c)	445	469,189
6.17%, 05/25/34, (1-day SOFR + 2.66%)(c)	590	630,846
6.27%, 11/17/33, (1-day SOFR + 2.34%)(c)	695	761,523
6.63%, 01/15/28	100	105,651
6.63%, 06/15/32	295	328,342
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.00%)(c)	250	251,651
Citizens Financial Group Inc.
2.50%, 02/06/30	77	71,232
2.64%, 09/30/32	195	168,109
3.25%, 04/30/30	180	171,539
5.25%, 03/05/31, (1-day SOFR + 1.26%)(c)	190	194,837
5.64%, 05/21/37, (5-year CMT + 2.75%)(c)	50	50,891
5.72%, 07/23/32, (1-day SOFR + 1.91%)(c)	315	330,613
5.84%, 01/23/30, (1-day SOFR + 2.01%)(c)	265	276,089
6.65%, 04/25/35, (1-day SOFR + 2.33%)(c)	130	143,163
Comerica Bank, 5.33%, 08/25/33, (1-day SOFR + 2.61%)(c)	30	30,302
Comerica Inc.
4.00%, 02/01/29(a)	200	198,049
5.98%, 01/30/30, (1-day SOFR + 2.16%)(c)	254	264,715
Commonwealth Bank of Australia, 4.15%, 10/01/30	250	251,542
Commonwealth Bank of Australia/New York, 4.42%, 03/14/28	250	253,357
Cooperatieve Rabobank UA/NY
4.49%, 10/17/29	250	255,392
5.04%, 03/05/27	115	116,718
Deutsche Bank AG/New York NY
2.55%, 01/07/28, (1-day SOFR + 1.32%)(c)	285	279,604
3.04%, 05/28/32, (1-day SOFR + 1.72%)(c)	205	188,749
3.55%, 09/18/31, (1-day SOFR + 3.04%)(c)	330	314,442
3.73%, 01/14/32, (1-day SOFR + 2.76%)(c)	265	251,180
3.74%, 01/07/33, (1-day SOFR + 2.26%)(c)	265	247,319
4.88%, 12/01/32, (5-year USD ICE Swap + 2.55%)(c)	235	235,327
4.95%, 08/04/31, (1-day SOFR + 1.30%)(c)	170	172,439
5.00%, 09/11/30, (1-day SOFR + 1.70%)(c)	190	193,286
5.30%, 05/09/31, (1-day SOFR + 1.72%)(c)	160	164,381
5.37%, 09/09/27	300	307,129
5.37%, 01/10/29, (1-day SOFR + 1.21%)(c)	300	306,272
5.40%, 09/11/35, (1-day SOFR + 2.05%)(a)(c)	360	368,682
5.41%, 05/10/29	235	244,659
5.71%, 02/08/28, (1-day SOFR + 1.59%)(c)	85	86,379
5.88%, 07/08/31, (1-day SOFR + 5.44%)(c)	200	207,871
6.72%, 01/18/29, (1-day SOFR + 3.18%)(c)	275	288,206
6.82%, 11/20/29, (1-day SOFR + 2.51%)(c)	350	373,926

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
7.08%, 02/10/34, (1-day SOFR + 3.65%)(c)	$260	$285,768
Fifth Third Bancorp
2.55%, 05/05/27	310	303,549
3.95%, 03/14/28	225	224,460
4.06%, 04/25/28, (1-day SOFR + 1.36%)(c)	140	139,693
4.34%, 04/25/33, (1-day SOFR + 1.66%)(c)	75	73,438
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(c)	270	273,602
4.90%, 09/06/30, (1-day SOFR + 1.49%)(c)	50	50,858
5.63%, 01/29/32, (1-day SOFR + 1.84%)(c)	335	352,064
6.34%, 07/27/29, (1-day SOFR + 2.34%)(c)	230	242,366
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(c)	210	218,636
Fifth Third Bank NA
2.25%, 02/01/27	250	245,131
4.97%, 01/28/28, (1-day SOFR + 0.81%)(c)	250	252,344
First Citizens BancShares Inc., 5.60%, 09/05/35, (5-year CMT + 1.85%)(c)	200	199,661
First Citizens BancShares Inc./NC
5.23%, 03/12/31, (1-day SOFR + 1.41%)(c)	70	71,017
6.25%, 03/12/40, (5-year CMT + 1.97%)(c)	150	152,957
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	75	77,725
FNB Corp./PA, 5.72%, 12/11/30, (1-day SOFR Index + 1.93%)(c)	55	56,209
Goldman Sachs Capital I, 6.35%, 02/15/34	225	240,111
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(c)	607	540,665
2.38%, 07/21/32, (1-day SOFR + 1.25%)(c)	930	836,032
2.60%, 02/07/30	474	445,513
2.62%, 04/22/32, (1-day SOFR + 1.28%)(c)	810	741,101
2.64%, 02/24/28, (1-day SOFR + 1.11%)(c)	670	657,987
2.65%, 10/21/32, (1-day SOFR + 1.26%)(c)	700	633,839
3.10%, 02/24/33, (1-day SOFR + 1.41%)(c)	855	791,142
3.62%, 03/15/28, (1-day SOFR + 1.85%)(c)	662	657,765
3.69%, 06/05/28, (3-mo. CME Term SOFR +1.77%)(c)	565	561,336
3.80%, 03/15/30	293	289,058
3.81%, 04/23/29, (3-mo. CME Term SOFR +1.42%)(c)	562	558,113
3.85%, 01/26/27	788	786,604
4.15%, 10/21/29, (1-day SOFR + 0.90%)(c)	550	550,427
4.22%, 05/01/29, (3-mo. CME Term SOFR +1.56%)(c)	791	792,571
4.37%, 10/21/31, (1-day SOFR + 1.06%)(c)	550	550,641
4.48%, 08/23/28, (1-day SOFR + 1.73%)(c)	595	598,878
4.69%, 10/23/30, (1-day SOFR + 1.14%)(c)	475	482,732
4.94%, 04/23/28, (1-day SOFR + 1.32%)(c)	390	394,372
4.94%, 10/21/36, (1-day SOFR + 1.33%)(c)	565	567,440
5.02%, 10/23/35, (1-day SOFR + 1.42%)(c)	725	736,126
5.05%, 07/23/30, (1-day SOFR + 1.21%)(c)	640	657,433
5.21%, 01/28/31, (1-day SOFR + 1.08%)(c)	480	497,374
5.22%, 04/23/31, (1-day SOFR + 1.58%)(c)	700	725,371
5.33%, 07/23/35, (1-day SOFR + 1.55%)(c)	670	695,508
5.54%, 01/28/36, (1-day SOFR + 1.38%)(c)	745	781,300
5.73%, 04/25/30, (1-day SOFR + 0.27%)(c)	660	691,312
5.85%, 04/25/35, (1-day SOFR + 1.55%)(c)	625	671,099
5.95%, 01/15/27	195	199,126
6.13%, 02/15/33	315	347,140
6.48%, 10/24/29, (1-day SOFR + 1.77%)(c)	625	664,351
6.56%, 10/24/34, (1-day SOFR + 1.95%)(c)	340	382,388
HSBC Bank USA N.A, 5.88%, 11/01/34	90	96,095
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.73%)(c)	445	428,339
Security	Par (000)	Value
Banks (continued)
2.21%, 08/17/29, (1-day SOFR + 1.29%)(c)	$445	$422,644
2.36%, 08/18/31, (1-day SOFR + 1.95%)(c)	330	301,236
2.80%, 05/24/32, (1-day SOFR + 1.19%)(c)	655	600,077
2.85%, 06/04/31, (1-day SOFR + 2.39%)(c)	320	299,750
2.87%, 11/22/32, (1-day SOFR + 1.41%)(c)	345	314,033
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(c)	645	638,386
4.04%, 03/13/28, (3-mo. CME Term SOFR +1.81%)(c)	515	514,195
4.58%, 06/19/29, (3-mo. CME Term SOFR +1.80%)(c)	635	640,906
4.76%, 06/09/28, (1-day SOFR + 2.11%)(c)	470	473,886
4.76%, 03/29/33, (1-day SOFR + 2.53%)(c)	405	403,939
4.90%, 03/03/29, (1-day SOFR + 1.03%)(c)	345	350,135
4.95%, 03/31/30	525	540,301
5.13%, 11/19/28, (1-day SOFR + 1.04%)(c)	200	203,629
5.13%, 03/03/31, (1-day SOFR + 1.29%)(c)	350	359,678
5.21%, 08/11/28, (1-day SOFR + 2.61%)(c)	485	492,852
5.24%, 05/13/31, (1-day SOFR + 1.57%)(c)	450	464,963
5.29%, 11/19/30, (1-day SOFR + 1.29%)(c)	445	460,313
5.40%, 08/11/33, (1-day SOFR + 2.87%)(c)	555	578,666
5.45%, 03/03/36, (1-day SOFR + 1.56%)(c)	400	415,523
5.55%, 03/04/30, (1-day SOFR + 1.46%)(c)	285	295,834
5.60%, 05/17/28, (1-day SOFR + 1.06%)(c)	410	418,010
5.72%, 03/04/35, (1-day SOFR + 1.78%)(c)	300	318,315
5.73%, 05/17/32, (1-day SOFR + 1.52%)(c)	310	327,675
5.79%, 05/13/36, (1-day SOFR + 1.88%)(c)	400	424,850
5.87%, 11/18/35, (1-day SOFR + 1.90%)(c)	385	403,725
6.16%, 03/09/29, (1-day SOFR + 1.97%)(c)	405	421,982
6.25%, 03/09/34, (1-day SOFR + 2.39%)(c)	475	519,651
6.55%, 06/20/34, (1-day SOFR + 2.98%)(c)	445	483,714
7.39%, 11/03/28, (1-day SOFR + 3.35%)(c)	485	513,299
7.40%, 11/13/34, (1-day SOFR + 3.02%)(c)	405	463,696
8.11%, 11/03/33, (1-day SOFR + 4.25%)(c)	370	435,736
HSBC Holdings PLC,
4.62%, 11/06/31, (1-day SOFR + 1.19%)(c)	400	402,923
5.13%, 11/06/36, (1-day SOFR + 1.43%)(c)	400	403,648
5.74%, 09/10/36, (1-day SOFR + 1.96%)(c)	500	516,147
HSBC USA Inc.
4.65%, 06/03/28	225	228,642
5.29%, 03/04/27	225	228,605
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.17%)(c)	75	64,932
2.55%, 02/04/30	223	207,688
4.44%, 08/04/28, (1-day SOFR + 1.97%)(c)	275	276,307
5.02%, 05/17/33, (1-day SOFR + 2.05%)(c)	75	75,828
5.27%, 01/15/31, (1-day SOFR + 1.28%)(c)	205	211,675
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(c)	460	483,793
6.14%, 11/18/39, (5-year CMT + 1.70%)(c)	80	83,254
6.21%, 08/21/29, (1-day SOFR + 2.02%)(c)	210	220,585
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.65%)(c)	250	251,414
4.87%, 04/12/28, (1-day SOFR + 0.72%)(c)	250	251,683
5.65%, 01/10/30	125	131,217
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	250	248,165
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(c)	200	184,710
3.95%, 03/29/27	290	289,614
4.02%, 03/28/28, (1-day SOFR + 1.83%)(c)	285	284,600
4.05%, 04/09/29	215	214,570

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.25%, 03/28/33, (1-day SOFR + 2.07%)(c)	$210	$206,913
4.55%, 10/02/28	308	312,175
4.86%, 03/25/29, (1-day SOFR + 1.01%)(c)	200	203,050
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(c)	200	205,559
5.34%, 03/19/30, (1-day SOFR + 1.44%)(c)	260	269,320
5.55%, 03/19/35, (1-day SOFR + 1.77%)(c)	435	455,302
6.11%, 09/11/34, (1-day SOFR + 2.09%)(c)	250	271,849
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(c)	365	325,021
1.95%, 02/04/32, (1-day SOFR + 1.07%)(c)	705	628,668
2.07%, 06/01/29, (1-day SOFR + 1.02%)(c)	475	452,936
2.18%, 06/01/28, (1-day SOFR + 1.89%)(c)	365	355,353
2.52%, 04/22/31, (1-day SOFR + 2.04%)(c)	650	606,970
2.55%, 11/08/32, (1-day SOFR + 1.18%)(c)	805	728,248
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(c)	740	679,770
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(c)	845	803,020
2.95%, 02/24/28, (1-day SOFR + 1.17%)(c)	400	394,618
2.96%, 05/13/31, (3-mo. CME Term SOFR +2.52%)(c)	644	607,891
2.96%, 01/25/33, (1-day SOFR + 1.26%)(c)	910	839,234
3.51%, 01/23/29, (3-mo. CME Term SOFR +1.21%)(c)	583	576,798
3.54%, 05/01/28, (3-mo. CME Term SOFR +1.64%)(c)	585	580,972
3.63%, 12/01/27	291	289,198
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(c)	570	562,217
3.78%, 02/01/28, (3-mo. CME Term SOFR +1.60%)(c)	610	608,108
4.01%, 04/23/29, (3-mo. CME Term SOFR +1.38%)(c)	517	516,452
4.13%, 12/15/26	524	524,632
4.20%, 07/23/29, (3-mo. CME Term SOFR +1.52%)(c)	632	633,952
4.25%, 10/01/27	348	350,452
4.26%, 10/22/31, (1-day SOFR + 0.93%)(c)	385	385,508
4.32%, 04/26/28, (1-day SOFR + 1.56%)(c)	710	712,948
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(c)	568	574,244
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(c)	670	678,758
4.51%, 10/22/28, (1-day SOFR + 0.86%)(c)	470	474,305
4.57%, 06/14/30, (1-day SOFR + 1.75%)(c)	480	486,514
4.59%, 04/26/33, (1-day SOFR + 1.80%)(c)	575	580,107
4.60%, 10/22/30, (1-day SOFR + 1.04%)(c)	585	594,575
4.81%, 10/22/36, (1-day SOFR + 1.19%)(c)	535	538,141
4.85%, 07/25/28, (1-day SOFR + 1.99%)(c)	785	795,250
4.91%, 07/25/33, (1-day SOFR + 2.08%)(c)	1,060	1,088,712
4.92%, 01/24/29, (1-day SOFR + 0.80%)(c)	455	463,518
4.95%, 10/22/35, (1-day SOFR + 1.34%)(c)	625	636,866
4.98%, 07/22/28, (1-day SOFR + 0.93%)(c)	555	563,275
5.00%, 07/22/30, (1-day SOFR + 1.13%)(c)	640	658,377
5.01%, 01/23/30, (1-day SOFR + 1.31%)(c)	575	590,503
5.04%, 01/23/28, (1-day SOFR + 1.19%)(c)	535	540,650
5.10%, 04/22/31, (1-day SOFR + 1.44%)(c)	555	575,356
5.14%, 01/24/31, (1-day SOFR + 1.01%)(c)	565	586,189
5.29%, 07/22/35, (1-day SOFR + 1.46%)(c)	850	886,434
5.30%, 07/24/29, (1-day SOFR + 1.45%)(c)	565	582,352
Security	Par (000)	Value
Banks (continued)
5.34%, 01/23/35, (1-day SOFR + 1.62%)(c)	$800	$837,219
5.35%, 06/01/34, (1-day SOFR + 1.85%)(c)	1,095	1,149,357
5.50%, 01/24/36, (1-day SOFR + 1.32%)(c)	495	522,780
5.57%, 04/22/28, (1-day SOFR + 0.93%)(c)	580	591,632
5.57%, 04/22/36, (1-day SOFR + 1.68%)(c)	525	558,066
5.58%, 04/22/30, (1-day SOFR + 1.16%)(c)	610	637,952
5.58%, 07/23/36, (1-day SOFR + 1.64%)(c)	170	177,922
5.72%, 09/14/33, (1-day SOFR + 2.58%)(c)	795	848,777
5.77%, 04/22/35, (1-day SOFR + 1.49%)(c)	705	758,761
6.09%, 10/23/29, (1-day SOFR + 1.57%)(c)	510	538,200
6.25%, 10/23/34, (1-day SOFR + 1.81%)(c)	770	853,261
8.00%, 04/29/27	145	153,144
8.75%, 09/01/30	127	149,749
JPMorgan Chase Bank N.A., 5.11%, 12/08/26	470	475,140
KeyBank N.A.
3.90%, 04/13/29	250	246,075
5.85%, 11/15/27	250	257,706
6.95%, 02/01/28	50	52,666
KeyBank NA, 5.00%, 01/26/33	65	65,800
KeyBank NA/Cleveland OH, 4.90%, 08/08/32	250	249,125
KeyCorp
2.25%, 04/06/27	320	311,979
2.55%, 10/01/29	248	233,962
4.10%, 04/30/28	205	205,021
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(c)	205	205,125
5.12%, 04/04/31, (1-day SOFR Index + 1.22%)(c)	255	262,200
6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(c)	245	266,973
Korea Development Bank (The)
2.00%, 10/25/31	75	67,598
2.25%, 02/24/27	70	68,689
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30	615	537,011
1.75%, 09/14/29	513	479,973
2.88%, 04/03/28	697	687,066
3.00%, 05/20/27	1,250	1,239,643
3.50%, 08/27/27	375	374,642
3.50%, 08/09/28	30	29,997
3.75%, 02/15/28	940	944,613
3.75%, 07/15/30	1,110	1,116,100
3.88%, 06/15/28	940	948,101
4.00%, 06/28/27	235	236,572
4.00%, 03/15/29	1,105	1,120,220
4.13%, 07/15/33	895	908,678
4.38%, 03/01/27	1,310	1,321,997
4.38%, 02/28/34	430	443,050
4.63%, 03/18/30	475	494,053
4.75%, 10/29/30	615	645,222
Series GLOB, 3.88%, 05/15/28	195	196,672
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	285	250,794
3.63%, 10/08/30	15	14,989
3.88%, 09/28/27	255	256,199
3.88%, 06/14/28	210	211,678
4.13%, 05/28/30	180	183,670
4.63%, 04/17/29	310	320,171
5.00%, 10/24/33	152	162,865
Series 37, 2.50%, 11/15/27	300	293,769
Lloyds Banking Group PLC
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(c)	380	376,130
3.75%, 01/11/27	290	289,220
3.75%, 03/18/28, (1-year CMT + 1.80%)(c)	250	248,762

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.38%, 03/22/28	$300	$302,052
4.43%, 11/04/31, (1-year CMT + 0.82%)(c)	200	200,595
4.55%, 08/16/28	270	273,133
4.82%, 06/13/29, (1-year CMT + 0.83%)(c)	200	203,197
4.94%, 11/04/36, (1-year CMT + 0.97%)(c)	200	199,512
4.98%, 08/11/33, (1-year CMT + 2.30%)(c)	255	260,356
5.09%, 11/26/28, (1-year CMT + 0.85%)(c)	235	239,211
5.46%, 01/05/28, (1-year CMT + 1.38%)(c)	220	223,067
5.59%, 11/26/35, (1-year CMT + 1.20%)(c)	200	209,767
5.68%, 01/05/35, (1-year CMT + 1.75%)(c)	420	444,514
5.72%, 06/05/30, (1-year CMT + 1.07%)(c)	470	492,796
5.87%, 03/06/29, (1-year CMT + 1.70%)(c)	280	290,564
6.07%, 06/13/36, (1-year CMT + 1.60%)(c)	300	317,245
7.95%, 11/15/33, (1-year CMT + 3.75%)(c)	205	239,754
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.78%)(c)	150	150,644
4.83%, 01/16/29, (1-day SOFR + 0.93%)(c)	110	111,522
5.05%, 01/27/34, (1-day SOFR + 1.85%)(c)	265	267,407
5.18%, 07/08/31, (1-day SOFR + 1.40%)(c)	85	87,154
5.39%, 01/16/36, (1-day SOFR + 1.61%)(c)	160	163,124
5.40%, 07/30/35, (5-year CMT + 1.43%)(c)	65	65,526
6.08%, 03/13/32, (1-day SOFR + 2.26%)(c)	350	372,402
7.41%, 10/30/29, (1-day SOFR + 2.80%)(c)	200	216,842
Manufacturers & Traders Trust Co.
4.70%, 01/27/28	150	152,108
4.76%, 07/06/28, (1-day SOFR + 0.95%)(c)	250	252,177
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	120	109,148
2.31%, 07/20/32, (1-year CMT + 0.95%)(c)	418	374,074
2.34%, 01/19/28, (1-year CMT + 0.83%)(c)	285	279,397
2.49%, 10/13/32, (1-year CMT + 0.97%)(c)	200	179,922
2.56%, 02/25/30	255	238,757
2.85%, 01/19/33, (1-year CMT + 1.10%)(c)	245	222,988
3.20%, 07/18/29	380	367,964
3.29%, 07/25/27	250	247,689
3.68%, 02/22/27	255	254,342
3.74%, 03/07/29	370	366,806
3.96%, 03/02/28	366	366,436
4.05%, 09/11/28	235	235,804
4.08%, 04/19/28, (1-year CMT + 1.30%)(c)	200	199,957
4.32%, 04/19/33, (1-year CMT + 1.55%)(c)	170	167,924
4.53%, 09/12/31, (1-year CMT + 0.80%)(c)	200	201,675
5.02%, 07/20/28, (1-year CMT + 1.95%)(c)	310	314,551
5.13%, 07/20/33, (1-year CMT + 2.13%)(c)	325	335,971
5.16%, 04/24/31, (1-year CMT + 1.17%)(c)	380	393,403
5.19%, 09/12/36, (1-year CMT + 0.93%)(c)	200	205,492
5.20%, 01/16/31, (1-year CMT + 0.78%)(c)	210	217,257
5.24%, 04/19/29, (1-year CMT + 1.70%)(c)	210	215,603
5.26%, 04/17/30, (1-year CMT + 0.82%)(c)	220	227,460
5.35%, 09/13/28, (1-year CMT + 1.90%)(c)	115	117,565
5.41%, 04/19/34, (1-year CMT + 1.97%)(c)	225	236,728
5.42%, 02/22/29, (1-year CMT + 1.38%)(c)	250	257,296
5.43%, 04/17/35, (1-year CMT + 1.00%)(c)	350	366,429
5.44%, 02/22/34, (1-year CMT + 1.63%)(c)	265	278,691
5.47%, 09/13/33, (1-year CMT + 2.13%)(c)	40	42,111
5.48%, 02/22/31, (1-year CMT + 1.53%)(c)	215	224,805
5.57%, 01/16/36, (1-year CMT + 0.95%)(c)	200	211,376
5.62%, 04/24/36, (1-year CMT + 1.27%)(c)	200	211,697
Mizuho Financial Group Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(c)	160	143,776
Security	Par (000)	Value
Banks (continued)
2.17%, 05/22/32, (1-year CMT + 0.87%)(c)	$200	$177,923
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(c)	275	250,517
2.26%, 07/09/32, (1-year CMT + 0.90%)(c)	200	178,216
2.56%, 09/13/31	230	206,199
2.59%, 05/25/31, (3-mo. CME Term SOFR +1.33%)(c)	125	116,152
2.87%, 09/13/30, (3-mo. CME Term SOFR +1.57%)(c)	200	190,294
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(c)	205	197,518
3.17%, 09/11/27	220	217,176
3.26%, 05/22/30, (1-year CMT + 1.25%)(c)	120	116,404
4.02%, 03/05/28	295	295,784
4.25%, 09/11/29, (3-mo. CME Term SOFR +1.53%)(c)	255	255,855
4.71%, 07/08/31, (1-year CMT + 0.92%)(c)	390	395,849
5.32%, 07/08/36, (1-year CMT + 1.07%)(c)	390	404,414
5.38%, 05/26/30, (1-year CMT + 1.12%)(c)	200	207,294
5.38%, 07/10/30, (1-year CMT + 1.08%)(c)	200	207,552
5.41%, 09/13/28, (1-year CMT + 2.05%)(c)	225	230,316
5.58%, 05/26/35, (1-year CMT + 1.30%)(c)	200	210,578
5.59%, 07/10/35, (1-year CMT + 1.30%)(c)	285	300,265
5.67%, 05/27/29, (1-year CMT + 1.50%)(c)	50	51,834
5.67%, 09/13/33, (1-year CMT + 2.40%)(c)	200	212,746
5.74%, 05/27/31, (1-year CMT + 1.65%)(c)	25	26,401
5.75%, 05/27/34, (1-year CMT + 1.80%)(c)	200	213,038
5.75%, 07/06/34, (1-year CMT + 1.90%)(c)	225	239,904
5.78%, 07/06/29, (1-year CMT + 1.65%)(c)	320	333,149
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(c)	680	598,957
1.93%, 04/28/32, (1-day SOFR + 1.02%)(c)	605	532,652
2.24%, 07/21/32, (1-day SOFR + 1.18%)(c)	865	771,678
2.48%, 01/21/28, (1-day SOFR + 1.00%)(c)	465	456,624
2.48%, 09/16/36, (1-day SOFR + 1.36%)(c)	560	493,351
2.51%, 10/20/32, (1-day SOFR + 1.20%)(c)	580	522,525
2.70%, 01/22/31, (1-day SOFR + 1.14%)(c)	760	714,353
2.94%, 01/21/33, (1-day SOFR + 1.29%)(c)	690	633,254
3.59%, 07/22/28(c)	666	659,904
3.62%, 04/01/31, (1-day SOFR + 3.12%)(c)	655	638,008
3.63%, 01/20/27	683	680,799
3.77%, 01/24/29, (3-mo. CME Term SOFR +1.40%)(c)	661	656,574
3.95%, 04/23/27	434	433,948
4.21%, 04/20/28, (1-day SOFR + 1.61%)(c)	575	575,880
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(c)	624	628,862
4.65%, 10/18/30, (1-day SOFR + 1.10%)(c)	650	659,795
4.89%, 07/20/33, (1-day SOFR + 2.08%)(c)	450	460,787
4.99%, 04/12/29, (1-day SOFR + 1.38%)(c)	340	346,824
5.04%, 07/19/30, (1-day SOFR + 1.22%)(c)	945	970,739
5.12%, 02/01/29, (1-day SOFR + 1.73%)(c)	555	566,917
5.16%, 04/20/29, (1-day SOFR + 1.59%)(c)	605	619,351
5.17%, 01/16/30, (1-day SOFR + 1.45%)(c)	505	519,611
5.19%, 04/17/31, (1-day SOFR + 1.51%)(c)	705	730,193
5.23%, 01/15/31, (1-day SOFR + 1.11%)(c)	550	568,881
5.25%, 04/21/34, (1-day SOFR + 1.87%)(c)	890	924,006
5.30%, 04/20/37, (1-day SOFR + 2.62%)(c)	405	414,963
5.32%, 07/19/35, (1-day SOFR + 1.56%)(c)	805	836,443
5.42%, 07/21/34, (1-day SOFR + 1.88%)(c)	595	624,189
5.45%, 07/20/29, (1-day SOFR + 1.63%)(c)	485	501,353

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.47%, 01/18/35, (1-day SOFR + 1.73%)(c)	$725	$759,493
5.59%, 01/18/36, (1-day SOFR + 1.42%)(c)	580	612,447
5.65%, 04/13/28, (1-day SOFR +1.01%)(c)	370	377,684
5.66%, 04/18/30, (1-day SOFR + 1.26%)(c)	560	585,442
5.66%, 04/17/36, (1-day SOFR + 1.76%)(c)	380	403,471
5.83%, 04/19/35, (1-day SOFR + 1.58%)(c)	780	836,812
5.94%, 02/07/39, (5-year CMT + 1.80%)(c)	315	332,247
5.95%, 01/19/38, (5-year CMT + 2.43%)(c)	420	444,180
6.30%, 10/18/28, (1-day SOFR + 2.24%)(c)	525	545,587
6.34%, 10/18/33, (1-day SOFR + 2.56%)(c)	695	767,854
6.41%, 11/01/29, (1-day SOFR + 1.83%)(c)	465	493,996
6.63%, 11/01/34, (1-day SOFR + 2.05%)(c)	475	534,133
7.25%, 04/01/32	265	307,424
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(c)	240	239,973
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(c)	545	545,438
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(c)	420	421,482
Morgan Stanley Bank N.A.
4.95%, 01/14/28, (1-day SOFR + 1.08%)(c)	350	353,105
4.97%, 07/14/28, (1-day SOFR + 0.93%)(c)	330	334,636
5.02%, 01/12/29, (1-day SOFR + 0.91%)(c)	465	473,943
5.50%, 05/26/28, (1-day SOFR + 0.87%)(c)	485	494,870
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28, (1-day SOFR +0.78%)(c)	465	465,905
4.47%, 07/06/28, (1-day SOFR + 0.77%)(c)	360	362,193
4.47%, 11/19/31, (1-day SOFR + 1.02%)(c)	500	502,811
4.73%, 07/18/31, (1-day SOFR + 1.08%)(c)	460	467,972
National Australia Bank Ltd./New York
3.91%, 06/09/27	160	160,240
4.31%, 06/13/28	250	252,918
4.50%, 10/26/27	250	253,070
4.53%, 06/13/30	250	255,431
4.79%, 01/10/29	250	256,438
4.90%, 01/14/30	250	258,842
4.94%, 01/12/28	250	255,679
5.09%, 06/11/27	250	254,733
National Bank of Canada
4.50%, 10/10/29	30	30,356
4.95%, 02/01/28, (1-day SOFR + 0.80%)(c)	250	252,555
5.60%, 12/18/28	270	282,094
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.35%)(c)	200	184,497
3.07%, 05/22/28, (1-year CMT + 2.55%)(c)	215	211,873
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(c)	255	256,400
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(c)	335	340,678
4.96%, 08/15/30, (1-year CMT + 1.22%)(c)	260	265,874
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(c)	370	378,862
5.12%, 05/23/31, (1-year CMT + 1.05%)(c)	200	205,816
5.52%, 09/30/28, (1-year CMT + 2.27%)(c)	220	225,438
5.58%, 03/01/28, (1-year CMT + 1.10%)(c)	210	213,701
5.78%, 03/01/35, (1-year CMT + 1.50%)(c)	295	313,847
5.81%, 09/13/29, (1-year CMT + 1.95%)(c)	250	260,649
6.02%, 03/02/34, (1-year CMT + 2.10%)(c)	200	215,868
6.48%, 06/01/34, (5-year CMT + 2.20%)(c)	210	220,722
Northern Trust Corp.
1.95%, 05/01/30	250	229,116
3.15%, 05/03/29	147	143,375
3.38%, 05/08/32, (3-mo. SOFR US + 1.39%)(c)	132	129,876
3.65%, 08/03/28	156	155,473
Security	Par (000)	Value
Banks (continued)
4.00%, 05/10/27	$390	$390,782
4.15%, 11/19/30	55	55,245
5.12%, 11/19/40, (5-year CMT + 1.05%)(c)	65	65,379
6.13%, 11/02/32	170	186,160
Oesterreichische Kontrollbank AG
3.63%, 09/09/27	140	140,012
3.75%, 09/05/29	210	210,819
3.75%, 09/10/30	30	30,106
4.00%, 05/28/28	135	136,379
4.13%, 01/18/29	380	385,948
4.25%, 03/01/28	120	121,769
4.50%, 01/24/30	265	273,597
4.75%, 05/21/27	485	492,533
PNC Bank N.A.
2.70%, 10/22/29	250	236,699
3.25%, 01/22/28	250	247,285
4.05%, 07/26/28	305	305,051
4.43%, 07/21/28, (1-day SOFR + 0.73%)(c)	250	251,517
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(c)	254	229,207
2.55%, 01/22/30	520	490,173
3.15%, 05/19/27	183	181,007
3.45%, 04/23/29	459	452,214
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(c)	215	213,767
4.81%, 10/21/32, (1-day SOFR + 1.26%)(c)	415	423,667
4.90%, 05/13/31, (1-day SOFR + 1.33%)(c)	405	415,008
5.07%, 01/24/34, (1-day SOFR + 1.93%)(c)	380	390,118
5.22%, 01/29/31, (1-day SOFR + 1.07%)(c)	225	233,177
5.30%, 01/21/28, (1-day SOFR + 1.34%)(c)	225	228,051
5.35%, 12/02/28, (1-day SOFR + 1.62%)(c)	260	266,417
5.37%, 07/21/36, (1-day SOFR + 1.42%)(c)	100	103,644
5.40%, 07/23/35, (1-day SOFR + 1.60%)(c)	315	328,039
5.49%, 05/14/30, (1-day SOFR + 1.20%)(c)	400	416,938
5.58%, 06/12/29, (1-day SOFR + 1.84%)(c)	457	473,728
5.58%, 01/29/36, (1-day SOFR + 1.39%)(c)	305	320,437
5.68%, 01/22/35, (1-day SOFR + 1.90%)(c)	310	328,054
5.94%, 08/18/34, (1-day SOFR + 1.95%)(c)	190	205,053
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(c)	485	525,063
6.88%, 10/20/34, (1-day SOFR + 2.28%)(c)	510	579,491
Regions Financial Corp.
1.80%, 08/12/28	170	160,101
5.50%, 09/06/35, (1-day SOFR +2.06%)(c)	170	175,579
5.72%, 06/06/30, (1-day SOFR +1.49%)(c)	210	218,726
Royal Bank of Canada
2.05%, 01/21/27	175	171,581
2.30%, 11/03/31	400	360,630
3.63%, 05/04/27	375	373,892
3.88%, 05/04/32	370	360,596
4.00%, 11/03/28, (1-day SOFR + 0.70%)(c)	225	224,646
4.24%, 08/03/27	335	337,102
4.31%, 11/03/31, (1-day SOFR + 0.98%)(c)	225	224,840
4.50%, 08/06/29, (1-day SOFR + 0.89%)(c)	285	288,094
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(c)	215	216,955
4.65%, 10/18/30, (1-day SOFR Index + 1.80%)(c)	450	456,798
4.70%, 08/06/31, (1-day SOFR + 1.06%)(c)	210	213,295
4.72%, 03/27/28, (1-day SOFR Index + 0.81%)(c)	255	257,292
4.88%, 01/19/27	285	288,154
4.90%, 01/12/28	215	219,473
4.95%, 02/01/29	280	288,223
4.97%, 01/24/29, (1-day SOFR + 0.83%)(c)	360	366,424
4.97%, 08/02/30, (1-day SOFR + 1.00%)(c)	260	266,564

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.97%, 05/02/31, (1-day SOFR Index + 1.30%)(a)(c)	$320	$328,421
5.00%, 02/01/33	445	460,155
5.00%, 05/02/33	330	341,116
5.15%, 02/04/31, (1-day SOFR + 1.03%)(c)	400	412,938
5.15%, 02/01/34	450	472,711
5.20%, 08/01/28	250	258,070
6.00%, 11/01/27	335	348,073
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.25%)(c)	215	210,664
4.40%, 07/13/27	249	249,720
5.35%, 09/06/30, (1-day SOFR + 1.94%)(c)	200	204,639
5.47%, 03/20/29, (1-day SOFR + 1.61%)(c)	140	142,870
5.74%, 03/20/31, (1-day SOFR + 1.88%)(c)	140	144,977
6.17%, 01/09/30, (1-day SOFR + 2.50%)(c)	165	172,342
6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(c)	140	150,293
6.50%, 03/09/29, (1-day SOFR + 2.36%)(c)	215	224,085
6.57%, 06/12/29, (1-day SOFR + 2.70%)(c)	190	198,766
7.66%, 11/09/31, (1-day SOFR + 3.28%)(c)	200	224,471
Santander U.K. Group Holdings PLC
2.47%, 01/11/28, (1-day SOFR + 1.22%)(c)	210	205,930
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(c)	205	203,391
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(c)	210	213,029
5.14%, 09/22/36, (1-day SOFR Index + 1.58%)(c)	400	399,366
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(c)	200	209,347
6.53%, 01/10/29, (1-day SOFR + 2.60%)(c)	260	271,936
State Street Bank & Trust Co., 4.78%, 11/23/29	250	257,743
State Street Corp.
2.20%, 02/07/28, (1-day SOFR + 0.73%)(c)	200	195,862
2.20%, 03/03/31	160	144,001
2.40%, 01/24/30	211	199,376
2.62%, 02/07/33, (1-day SOFR + 1.00%)(c)	145	131,395
3.03%, 11/01/34, (1-day SOFR + 1.49%)(c)	145	136,965
3.15%, 03/30/31, (1-day SOFR + 2.65%)(c)	165	158,917
4.14%, 12/03/29, (3-mo. CME Term SOFR +1.29%)(c)	135	135,708
4.16%, 08/04/33, (1-day SOFR + 1.73%)(c)	304	298,944
4.33%, 10/22/27	325	328,306
4.42%, 05/13/33, (1-day SOFR + 1.61%)(c)	200	200,111
4.53%, 02/20/29, (1-day SOFR + 1.02%)(c)	245	248,005
4.54%, 02/28/28	260	263,983
4.54%, 04/24/28, (1-day SOFR + 0.95%)(c)	260	262,136
4.68%, 10/22/32, (1-day SOFR + 1.05%)(c)	200	204,201
4.73%, 02/28/30	225	230,778
4.78%, 10/23/36, (1-day SOFR + 1.22%)(c)	175	175,499
4.82%, 01/26/34, (1-day SOFR + 1.57%)(c)	205	208,727
4.83%, 04/24/30	310	319,696
4.99%, 03/18/27	270	273,637
5.15%, 02/28/36, (1-day SOFR + 1.22%)(c)	125	128,807
5.16%, 05/18/34, (1-day SOFR + 1.89%)(c)	215	223,709
5.68%, 11/21/29, (1-day SOFR + 1.48%)(c)	295	309,382
5.82%, 11/04/28, (1-day SOFR + 1.72%)(c)	90	93,075
6.12%, 11/21/34, (1-day SOFR + 1.96%)(c)	155	168,697
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	200	176,021
1.90%, 09/17/28	435	410,769
2.13%, 07/08/30	165	150,525
2.14%, 09/23/30	195	176,535
2.17%, 01/14/27	155	151,968
2.22%, 09/17/31	280	249,613
2.47%, 01/14/29	200	190,942
Security	Par (000)	Value
Banks (continued)
2.75%, 01/15/30	$295	$278,742
3.04%, 07/16/29	550	529,184
3.35%, 10/18/27	200	197,828
3.36%, 07/12/27	350	346,901
3.45%, 01/11/27	287	285,340
3.54%, 01/17/28	55	54,562
3.94%, 07/19/28	90	90,052
4.31%, 10/16/28	175	176,559
4.95%, 07/08/33, (1-day SOFR + 1.38%)(c)	20	20,491
5.32%, 07/09/29	200	207,809
5.42%, 07/09/31	225	236,499
5.52%, 01/13/28	405	417,753
5.56%, 07/09/34	295	312,873
5.63%, 01/15/35	200	213,721
5.71%, 01/13/30	235	248,133
5.72%, 09/14/28	245	255,643
5.77%, 01/13/33	425	455,514
5.78%, 07/13/33	200	214,664
5.80%, 07/13/28	220	229,729
5.81%, 09/14/33	220	237,007
5.85%, 07/13/30	215	229,757
Synchrony Bank, 5.63%, 08/23/27	250	255,056
Synovus Bank, 5.63%, 02/15/28	35	35,709
Synovus Financial Corp., 6.17%, 11/01/30, (1-day SOFR + 2.35%)(c)	65	67,497
Toronto-Dominion Bank (The)
1.95%, 01/12/27	175	171,303
2.00%, 09/10/31	225	201,482
2.45%, 01/12/32	190	170,189
2.80%, 03/10/27	300	295,756
3.20%, 03/10/32	320	299,262
4.11%, 06/08/27	432	432,775
4.11%, 10/13/28	170	170,434
4.46%, 06/08/32	490	491,287
4.57%, 12/17/26	275	276,721
4.57%, 06/02/28	310	314,069
4.69%, 09/15/27	460	465,878
4.78%, 12/17/29	225	230,618
4.81%, 06/03/30	310	317,244
4.86%, 01/31/28	210	213,649
4.93%, 10/15/35	150	151,708
4.98%, 04/05/27	315	319,147
4.99%, 04/05/29	265	272,416
5.15%, 09/10/34, (5-year CMT + 1.50%)(c)	95	96,517
5.16%, 01/10/28	255	260,847
5.26%, 12/11/26	140	141,829
5.30%, 01/30/32	225	236,070
5.52%, 07/17/28	325	337,074
Truist Bank
2.25%, 03/11/30	255	234,358
4.14%, 10/23/29, (1-day SOFR + 0.91%)(c)	250	249,678
4.42%, 07/24/28, (1-day SOFR + 0.77%)(c)	250	251,123
Truist Financial Corp.
1.13%, 08/03/27	199	190,031
1.89%, 06/07/29, (1-day SOFR + 0.86%)(c)	225	212,994
1.95%, 06/05/30	180	163,474
3.88%, 03/19/29	155	153,369
4.12%, 06/06/28, (1-day SOFR + 1.37%)(c)	240	240,330
4.87%, 01/26/29, (1-day SOFR + 1.44%)(c)	295	299,432
4.92%, 07/28/33, (1-day SOFR + 2.24%)(c)	230	230,516
4.96%, 10/23/36, (1-day SOFR + 1.40%)(c)	225	223,972

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.07%, 05/20/31, (1-day SOFR + 1.31%)(c)	$250	$257,411
5.12%, 01/26/34, (1-day SOFR + 1.85%)(c)	365	372,570
5.15%, 08/05/32, (1-day SOFR + 1.57%)(c)	225	232,396
5.44%, 01/24/30, (1-day SOFR + 1.62%)(c)	322	334,342
5.71%, 01/24/35, (1-day SOFR + 1.92%)(c)	500	528,476
5.87%, 06/08/34, (1-day SOFR + 2.36%)(c)	454	483,976
6.12%, 10/28/33, (1-day SOFR + 2.30%)(c)	180	194,678
7.16%, 10/30/29, (1-day SOFR + 2.45%)(c)	375	405,895
U.S. Bancorp
1.38%, 07/22/30	360	319,007
2.22%, 01/27/28, (1-day SOFR + 0.73%)(c)	275	269,143
2.49%, 11/03/36, (5-year CMT + 0.95%)(c)	225	196,306
2.68%, 01/27/33, (1-day SOFR + 1.02%)(c)	210	189,660
3.00%, 07/30/29	220	212,154
3.90%, 04/26/28	212	212,276
4.55%, 07/22/28, (1-day SOFR + 1.66%)(c)	420	423,175
4.65%, 02/01/29, (1-day SOFR + 1.23%)(c)	410	414,965
4.84%, 02/01/34, (1-day SOFR + 1.60%)(c)	465	470,975
4.97%, 07/22/33, (1-day SOFR + 2.11%)(c)	310	312,742
5.05%, 02/12/31, (1-day SOFR + 1.06%)(c)	195	200,845
5.08%, 05/15/31, (1-day SOFR + 1.30%)(c)	186	192,028
5.10%, 07/23/30, (1-day SOFR + 1.25%)(c)	290	299,273
5.38%, 01/23/30, (1-day SOFR + 1.56%)(c)	335	347,268
5.42%, 02/12/36, (1-day SOFR + 1.41%)(c)	180	188,266
5.68%, 01/23/35, (1-day SOFR + 1.86%)(c)	455	483,414
5.78%, 06/12/29, (1-day SOFR + 2.02%)(c)	405	421,416
5.84%, 06/12/34, (1-day SOFR + 2.26%)(c)	466	500,153
5.85%, 10/21/33, (1-day SOFR + 2.09%)(c)	405	434,205
Series X, 3.15%, 04/27/27	263	260,471
UBS AG/London, 5.65%, 09/11/28	305	318,730
UBS AG/Stamford CT, 4.86%, 01/10/28, (1-day SOFR + 0.72%)(c)	250	252,168
Wachovia Corp., 5.50%, 08/01/35	15	15,605
Webster Financial Corp., 4.10%, 03/25/29	50	49,398
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.10%)(c)	707	689,798
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(c)	750	702,512
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(c)	775	738,841
3.35%, 03/02/33, (1-day SOFR + 1.50%)(c)	1,000	939,754
3.53%, 03/24/28, (1-day SOFR + 1.51%)(c)	865	858,651
3.58%, 05/22/28, (3-mo. CME Term SOFR +1.57%)(c)	682	676,878
4.08%, 09/15/29, (1-day SOFR + 0.88%)(c)	615	614,944
4.15%, 01/24/29	137	137,417
4.30%, 07/22/27	523	525,242
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(c)	545	550,679
4.81%, 07/25/28, (1-day SOFR + 1.98%)(c)	650	657,077
4.89%, 09/15/36, (1-day SOFR + 1.34%)(c)	575	580,214
4.90%, 07/25/33, (1-day SOFR + 2.10%)(c)	965	986,740
4.97%, 04/23/29, (1-day SOFR + 1.37%)(c)	625	637,484
5.15%, 04/23/31, (1-day SOFR + 1.50%)(c)	930	963,189
5.20%, 01/23/30, (1-day SOFR + 1.50%)(c)	640	660,321
5.21%, 12/03/35, (1-day SOFR + 1.38%)(c)	515	531,750
5.24%, 01/24/31, (1-day SOFR + 1.11%)(c)	360	373,994
5.38%, 02/07/35	620	659,910
5.39%, 04/24/34, (1-day SOFR + 2.02%)(c)	870	911,910
5.50%, 01/23/35, (1-day SOFR + 1.78%)(c)	705	741,738
5.56%, 07/25/34, (1-day SOFR + 1.99%)(c)	990	1,047,084
Security	Par (000)	Value
Banks (continued)
5.57%, 07/25/29, (1-day SOFR + 1.74%)(c)	$970	$1,005,599
5.61%, 04/23/36, (1-day SOFR + 1.74%)(c)	355	376,111
5.71%, 04/22/28, (1-day SOFR + 0.07%)(c)	855	873,371
6.30%, 10/23/29, (1-day SOFR + 1.79%)(c)	650	688,386
6.49%, 10/23/34, (1-day SOFR + 2.06%)(c)	750	838,629
Series B, 7.95%, 11/15/29	100	112,171
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.78%)(c)	495	499,314
Wells Fargo Bank NA, 5.25%, 12/11/26	480	486,221
Westpac Banking Corp.
1.95%, 11/20/28	276	261,722
2.15%, 06/03/31	380	345,413
2.65%, 01/16/30	140	133,154
2.67%, 11/15/35, (5-year CMT + 1.75%)(c)	265	240,016
3.02%, 11/18/36, (5-year CMT + 1.53%)(c)	230	208,104
3.35%, 03/08/27	243	241,713
3.40%, 01/25/28	247	244,943
4.04%, 08/26/27	345	346,588
4.11%, 07/24/34, (5-year CMT + 2.00%)(c)	235	231,495
4.35%, 07/01/30	295	299,193
5.05%, 04/16/29	190	197,107
5.41%, 08/10/33, (1-year CMT + 2.68%)(c)	235	243,870
5.46%, 11/18/27	310	319,801
5.54%, 11/17/28	270	282,928
5.62%, 11/20/35, (1-year CMT + 1.20%)(c)	250	259,693
6.82%, 11/17/33	200	225,035
Wintrust Financial Corp., 4.85%, 06/06/29	20	19,917
Zions Bancorp N.A., 3.25%, 10/29/29	80	74,586
Zions Bancorp NA, 6.82%, 11/19/35, (1-day SOFR + 2.83%)(c)	30	31,943
		315,733,959
Beverages — 0.4%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	315	308,513
4.75%, 01/23/29	589	602,493
4.90%, 01/23/31	230	239,028
5.00%, 06/15/34	195	202,740
Brown-Forman Corp., 4.75%, 04/15/33	125	127,155
Coca-Cola Co. (The)
1.00%, 03/15/28	95	89,549
1.38%, 03/15/31	298	261,745
1.45%, 06/01/27	360	348,353
1.50%, 03/05/28	35	33,407
1.65%, 06/01/30	320	290,037
2.00%, 03/05/31	180	163,623
2.13%, 09/06/29	260	245,041
2.25%, 01/05/32	460	417,545
2.90%, 05/25/27	110	108,823
3.38%, 03/25/27	278	277,059
3.45%, 03/25/30	323	317,341
4.65%, 08/14/34	235	241,462
5.00%, 05/13/34	200	209,891
Coca-Cola Consolidated Inc.
5.25%, 06/01/29	205	212,526
5.45%, 06/01/34	140	147,477
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	95	80,014
2.75%, 01/22/30	100	94,557
Constellation Brands Inc.
2.25%, 08/01/31	325	288,235
2.88%, 05/01/30	145	136,493

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
3.15%, 08/01/29	$245	$236,313
3.50%, 05/09/27	135	133,896
3.60%, 02/15/28	160	158,419
3.70%, 12/06/26	164	163,490
4.35%, 05/09/27	160	160,674
4.65%, 11/15/28	135	137,011
4.75%, 05/09/32	115	116,110
4.80%, 01/15/29	95	96,683
4.80%, 05/01/30	75	76,371
4.90%, 05/01/33	180	181,347
4.95%, 11/01/35	50	49,587
Diageo Capital PLC
2.00%, 04/29/30	290	265,275
2.13%, 04/29/32	70	61,040
2.38%, 10/24/29	225	211,834
3.88%, 05/18/28	60	59,949
5.30%, 10/24/27	200	204,931
5.50%, 01/24/33	40	42,416
5.63%, 10/05/33	240	256,729
Diageo Investment Corp.
5.63%, 04/15/35	200	213,213
7.45%, 04/15/35	35	42,373
Keurig Dr Pepper Inc.
2.25%, 03/15/31	115	102,490
3.20%, 05/01/30	165	156,613
3.43%, 06/15/27	205	202,835
3.95%, 04/15/29	245	242,067
4.05%, 04/15/32	190	182,929
4.35%, 05/15/28	135	135,409
4.60%, 05/25/28	245	246,888
4.60%, 05/15/30	140	140,635
5.05%, 03/15/29	170	173,528
5.10%, 03/15/27	85	85,862
5.15%, 05/15/35	90	90,536
5.30%, 03/15/34	145	147,931
Series 10, 5.20%, 03/15/31	125	128,272
PepsiCo Inc.
1.40%, 02/25/31	200	175,506
1.63%, 05/01/30	259	235,004
1.95%, 10/21/31	240	213,414
2.63%, 03/19/27	135	133,079
2.63%, 07/29/29	243	232,454
2.75%, 03/19/30	305	290,209
3.00%, 10/15/27	173	170,875
3.60%, 02/18/28	155	154,573
3.90%, 07/18/32	335	330,884
4.10%, 01/15/29	140	140,895
4.30%, 07/23/30	150	152,049
4.40%, 02/07/27	140	141,017
4.45%, 02/07/28	150	152,269
4.45%, 05/15/28	165	167,738
4.45%, 02/15/33	185	188,844
4.50%, 07/17/29	190	194,157
4.60%, 02/07/30	145	148,626
4.65%, 07/23/32	195	199,878
4.80%, 07/17/34	150	154,046
5.00%, 02/07/35	395	408,200
5.00%, 07/23/35	205	211,513
7.00%, 03/01/29	120	131,275
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29	120	122,403
Security	Par (000)	Value
Beverages (continued)
4.65%, 02/16/27	$130	$131,255
4.70%, 02/16/34	130	131,569
		15,058,495
Biotechnology — 0.2%
Amgen Inc.
1.65%, 08/15/28	260	244,526
2.00%, 01/15/32	240	209,561
2.20%, 02/21/27	332	324,845
2.30%, 02/25/31	275	249,627
2.45%, 02/21/30	265	246,946
3.00%, 02/22/29	165	159,807
3.20%, 11/02/27	287	283,068
3.35%, 02/22/32	235	222,204
4.05%, 08/18/29	330	329,615
4.20%, 03/01/33	230	225,896
5.15%, 03/02/28	815	833,969
5.25%, 03/02/30	640	664,935
5.25%, 03/02/33	945	985,284
Biogen Inc.
2.25%, 05/01/30	350	321,908
5.05%, 01/15/31	65	67,230
5.75%, 05/15/35	160	170,166
Bio-Rad Laboratories Inc.
3.30%, 03/15/27	105	103,890
3.70%, 03/15/32	220	207,599
Gilead Sciences Inc.
1.20%, 10/01/27	175	167,121
1.65%, 10/01/30	275	246,319
2.95%, 03/01/27	302	298,816
4.60%, 09/01/35	5	4,990
4.80%, 11/15/29	155	159,735
5.10%, 06/15/35	70	72,434
5.25%, 10/15/33	210	221,551
Illumina Inc.
2.55%, 03/23/31	165	149,379
4.75%, 12/12/30	75	75,410
5.75%, 12/13/27	115	118,088
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30	318	283,865
Royalty Pharma PLC
1.75%, 09/02/27	260	249,675
2.15%, 09/02/31	134	117,659
2.20%, 09/02/30	230	208,611
4.45%, 03/25/31	80	79,771
5.15%, 09/02/29	130	133,618
5.20%, 09/25/35	75	75,856
5.40%, 09/02/34	175	179,961
		8,693,935
Building Materials — 0.2%
Amrize Finance U.S. LLC
4.60%, 04/07/27(b)	140	140,885
4.70%, 04/07/28(b)	75	75,942
4.95%, 04/07/30(b)	20	20,526
5.40%, 04/07/35(b)	235	243,650
Carlisle Companies Inc.
2.20%, 03/01/32	152	132,660
2.75%, 03/01/30	205	193,496
3.75%, 12/01/27	165	164,151
5.25%, 09/15/35	40	40,886
Carrier Global Corp.
2.49%, 02/15/27	176	172,795

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
2.70%, 02/15/31	$175	$162,067
2.72%, 02/15/30	470	442,913
5.90%, 03/15/34	175	188,963
CRH America Finance Inc.
4.40%, 02/09/31	175	175,308
5.00%, 02/09/36	175	176,805
5.40%, 05/21/34	210	218,866
5.50%, 01/09/35	200	209,757
CRH SMW Finance DAC
5.13%, 01/09/30	200	206,239
5.20%, 05/21/29	200	206,578
Eagle Materials Inc.
2.50%, 07/01/31	200	181,792
5.00%, 03/15/36	75	74,234
Fortune Brands Innovations Inc.
3.25%, 09/15/29	135	130,032
4.00%, 03/25/32	150	143,977
5.88%, 06/01/33	145	153,867
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	130	116,324
2.00%, 09/16/31	205	180,823
4.90%, 12/01/32	150	153,636
5.50%, 04/19/29	210	219,045
Lennox International Inc.
1.70%, 08/01/27	90	86,593
5.50%, 09/15/28	130	134,602
Martin Marietta Materials Inc.
2.40%, 07/15/31	260	234,929
3.45%, 06/01/27	50	49,657
3.50%, 12/15/27	119	117,842
5.15%, 12/01/34	70	71,891
Series CB, 2.50%, 03/15/30	145	135,259
Masco Corp.
1.50%, 02/15/28	130	122,631
2.00%, 10/01/30	90	80,736
2.00%, 02/15/31	160	141,985
3.50%, 11/15/27	90	89,104
Mohawk Industries Inc., 5.85%, 09/18/28	100	104,231
Owens Corning
3.50%, 02/15/30	70	67,865
3.88%, 06/01/30	115	112,949
3.95%, 08/15/29	95	94,317
5.50%, 06/15/27	90	91,836
5.70%, 06/15/34	200	211,137
Trane Technologies Financing Ltd.
3.80%, 03/21/29	193	191,701
5.10%, 06/13/34	95	98,165
5.25%, 03/03/33	190	198,760
Trane Technologies Holdco, Inc., 3.75%, 08/21/28	155	154,330
Vulcan Materials Co.
3.50%, 06/01/30	180	174,736
3.90%, 04/01/27	115	114,859
4.95%, 12/01/29	125	128,544
5.35%, 12/01/34	155	161,480
		7,696,356
Chemicals — 0.3%
Air Products and Chemicals Inc.
1.85%, 05/15/27	265	257,751
2.05%, 05/15/30	247	227,250
4.30%, 06/11/28	160	161,687
Security	Par (000)	Value
Chemicals (continued)
4.60%, 02/08/29	$185	$188,685
4.75%, 02/08/31	155	159,273
4.80%, 03/03/33	140	143,577
4.85%, 02/08/34	250	255,687
4.90%, 10/11/32	100	103,418
Albemarle Corp.
4.65%, 06/01/27	170	170,505
5.05%, 06/01/32(a)	155	155,671
Cabot Corp.
4.00%, 07/01/29	88	87,271
5.00%, 06/30/32	100	101,979
CF Industries Inc.
5.15%, 03/15/34	205	206,947
5.30%, 11/26/35	175	176,304
Dow Chemical Co. (The)
2.10%, 11/15/30	170	150,692
4.25%, 10/01/34	25	23,063
4.80%, 11/30/28	178	180,555
4.80%, 01/15/31	210	209,503
5.15%, 02/15/34(a)	130	130,050
5.35%, 03/15/35	170	169,372
6.30%, 03/15/33	125	133,705
7.38%, 11/01/29	137	151,802
DuPont de Nemours Inc., 4.73%, 11/15/28(b)	240	243,218
Eastman Chemical Co.
4.50%, 12/01/28	155	156,121
5.00%, 08/01/29	170	173,439
5.63%, 02/20/34	150	155,105
5.75%, 03/08/33	145	152,278
Ecolab Inc.
1.30%, 01/30/31	133	115,586
1.65%, 02/01/27	120	117,005
2.13%, 02/01/32	137	121,247
3.25%, 12/01/27	149	147,444
4.30%, 06/15/28	130	131,299
4.80%, 03/24/30	172	176,881
5.00%, 09/01/35	110	113,033
5.25%, 01/15/28	125	128,465
EIDP Inc.
2.30%, 07/15/30	191	177,103
4.80%, 05/15/33	105	105,552
5.13%, 05/15/32	125	128,770
FMC Corp.
3.45%, 10/01/29	113	102,387
5.65%, 05/18/33(a)	130	118,984
International Flavors & Fragrances Inc., 4.45%, 09/26/28	46	46,220
Linde Inc./CT, 1.10%, 08/10/30	186	163,140
Lubrizol Corp. (The), 6.50%, 10/01/34	55	62,566
LYB International Finance II BV, 3.50%, 03/02/27	150	149,141
LYB International Finance III LLC
2.25%, 10/01/30	135	120,386
5.50%, 03/01/34	210	209,566
5.63%, 05/15/33	90	91,532
5.88%, 01/15/36	30	30,144
6.15%, 05/15/35	115	119,036
Mosaic Co. (The)
4.05%, 11/15/27	205	204,924
5.38%, 11/15/28	135	139,501
5.45%, 11/15/33	40	41,444
NewMarket Corp., 2.70%, 03/18/31	115	105,256

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Nutrien Ltd.
2.95%, 05/13/30	$144	$136,446
4.00%, 12/15/26	125	124,871
4.13%, 03/15/35	85	79,329
4.20%, 04/01/29	140	139,942
4.50%, 03/12/27	95	95,548
4.90%, 03/27/28	185	188,354
5.20%, 06/21/27	130	132,169
5.25%, 03/12/32	125	129,136
5.40%, 06/21/34	170	176,328
PPG Industries Inc.
2.55%, 06/15/30	90	83,846
2.80%, 08/15/29	85	81,122
3.75%, 03/15/28	190	189,463
4.38%, 03/15/31	100	100,228
RPM International Inc.
2.95%, 01/15/32	85	77,459
3.75%, 03/15/27	119	118,404
4.55%, 03/01/29	102	103,423
Sherwin-Williams Co. (The)
2.20%, 03/15/32	125	110,007
2.30%, 05/15/30	112	103,464
2.95%, 08/15/29	165	158,210
3.45%, 06/01/27	395	391,566
4.30%, 08/15/28	140	140,942
4.50%, 08/15/30	100	101,002
4.55%, 03/01/28	85	85,885
4.80%, 09/01/31	125	128,219
5.15%, 08/15/35	100	102,494
Westlake Corp.
3.38%, 06/15/30	80	76,276
5.55%, 11/15/35	60	60,361
		11,006,014
Commercial Services — 0.3%
Automatic Data Processing Inc.
1.25%, 09/01/30	290	256,811
1.70%, 05/15/28	255	242,924
4.45%, 09/09/34	175	175,353
4.75%, 05/08/32	210	215,777
Block Financial LLC
2.50%, 07/15/28	150	142,887
3.88%, 08/15/30	160	154,935
5.38%, 09/15/32	35	35,490
Cintas Corp. No. 2
3.70%, 04/01/27	303	302,097
4.00%, 05/01/32	191	188,235
4.20%, 05/01/28	75	75,412
Cornell University
4.84%, 06/15/34	120	123,510
Series 2025, 4.17%, 06/15/30	70	70,554
Series 2025, 4.73%, 06/15/35	75	76,147
Emory University, Series 2020, 2.14%, 09/01/30	100	91,941
Equifax Inc.
2.35%, 09/15/31	250	222,783
3.10%, 05/15/30	145	137,324
4.80%, 09/15/29	135	137,201
5.10%, 12/15/27	145	147,545
5.10%, 06/01/28	190	193,741
Global Payments Inc.
2.15%, 01/15/27	165	161,175
2.90%, 05/15/30	260	240,961
Security	Par (000)	Value
Commercial Services (continued)
2.90%, 11/15/31	$180	$161,229
3.20%, 08/15/29	272	258,828
4.45%, 06/01/28	135	135,178
4.50%, 11/15/28	225	225,788
4.88%, 11/15/30	195	195,625
4.95%, 08/15/27	125	126,194
5.20%, 11/15/32	150	150,562
5.30%, 08/15/29	90	92,126
5.40%, 08/15/32	185	188,295
5.55%, 11/15/35	425	424,577
GXO Logistics Inc.
2.65%, 07/15/31	160	143,171
6.25%, 05/06/29	135	141,863
6.50%, 05/06/34	115	123,802
J Paul Getty Trust (The), 4.91%, 04/01/35	100	103,099
Johns Hopkins University, 4.71%, 07/01/32	65	66,744
Leland Stanford Junior University (The)
1.29%, 06/01/27	45	43,429
4.68%, 03/01/35	15	15,271
Series 2025, 4.15%, 08/01/30	200	201,695
Moody's Corp.
2.00%, 08/19/31(a)	80	71,076
3.25%, 01/15/28	125	123,168
4.25%, 02/01/29	155	155,917
4.25%, 08/08/32	145	143,494
5.00%, 08/05/34	185	189,947
PayPal Holdings Inc.
2.30%, 06/01/30	255	236,258
2.85%, 10/01/29	371	355,441
3.90%, 06/01/27	140	140,098
4.40%, 06/01/32	190	190,431
4.45%, 03/06/28	135	136,699
5.10%, 04/01/35	105	107,391
5.15%, 06/01/34	195	201,169
President and Fellows of Harvard College
4.61%, 02/15/35(a)	25	25,494
4.89%, 03/15/30	35	36,257
Quanta Services Inc.
2.35%, 01/15/32	125	110,638
2.90%, 10/01/30	225	211,427
4.30%, 08/09/28	75	75,419
4.50%, 01/15/31	75	75,267
4.75%, 08/09/27	100	101,060
5.10%, 08/09/35	75	76,017
5.25%, 08/09/34	165	170,784
RELX Capital Inc.
3.00%, 05/22/30	195	185,520
4.00%, 03/18/29	248	247,562
4.75%, 03/27/30	80	81,745
4.75%, 05/20/32	110	112,384
5.25%, 03/27/35	65	67,565
Rollins Inc., 5.25%, 02/24/35	65	66,581
S&P Global Inc.
1.25%, 08/15/30	145	127,715
2.45%, 03/01/27	240	235,813
2.50%, 12/01/29	129	121,696
2.70%, 03/01/29	280	268,926
2.90%, 03/01/32	370	342,655
2.95%, 01/22/27	129	127,671
4.25%, 05/01/29	240	241,447
4.75%, 08/01/28	160	163,123

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
5.25%, 09/15/33	$180	$190,256
TR Finance LLC, 5.50%, 08/15/35	25	26,159
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	128	115,621
Trustees of Dartmouth College, 4.27%, 06/01/30	55	55,697
Trustees of Princeton University (The), 4.65%, 07/01/30	35	36,007
UL Solutions Inc., 6.50%, 10/20/28	90	95,020
Verisk Analytics Inc.
4.13%, 03/15/29	165	165,030
4.50%, 08/15/30	60	60,516
5.25%, 06/05/34	125	128,837
5.25%, 03/15/35	165	168,801
5.75%, 04/01/33	150	159,598
Yale University
Series 2020, 1.48%, 04/15/30	110	99,347
Series 2025, 4.70%, 04/15/32	65	67,030
		12,882,053
Computers — 0.6%
Accenture Capital Inc.
3.90%, 10/04/27	245	245,746
4.05%, 10/04/29	285	285,679
4.25%, 10/04/31	325	325,884
4.50%, 10/04/34	250	248,159
Amdocs Ltd., 2.54%, 06/15/30	165	151,411
Apple Inc.
1.20%, 02/08/28	540	512,102
1.25%, 08/20/30	265	235,773
1.40%, 08/05/28	510	480,965
1.65%, 05/11/30	383	348,961
1.65%, 02/08/31	665	594,877
1.70%, 08/05/31	260	231,485
2.20%, 09/11/29	409	386,519
2.90%, 09/12/27	451	445,166
3.00%, 06/20/27	252	249,478
3.00%, 11/13/27	335	331,627
3.20%, 05/11/27	455	452,181
3.25%, 08/08/29	235	231,263
3.35%, 02/09/27	512	510,023
3.35%, 08/08/32	335	322,534
4.00%, 05/10/28	320	322,561
4.00%, 05/12/28	290	292,246
4.15%, 05/10/30	35	35,508
4.20%, 05/12/30	220	223,277
4.30%, 05/10/33	215	219,156
4.50%, 05/12/32	220	225,806
4.75%, 05/12/35	260	268,308
Booz Allen Hamilton Inc.
5.95%, 08/04/33(a)	160	168,347
5.95%, 04/15/35(a)	140	145,679
CGI Inc.
2.30%, 09/14/31	135	120,102
4.95%, 03/14/30(b)	150	152,555
Dell Inc., 7.10%, 04/15/28	85	90,489
Dell International LLC/EMC Corp.
4.15%, 02/15/29	215	214,762
4.35%, 02/01/30	180	180,115
4.50%, 02/15/31	210	209,872
4.75%, 04/01/28	120	121,638
4.75%, 10/06/32	225	225,551
4.85%, 02/01/35	190	188,246
Security	Par (000)	Value
Computers (continued)
5.00%, 04/01/30	$90	$92,329
5.10%, 02/15/36	200	199,877
5.25%, 02/01/28	295	301,816
5.30%, 10/01/29	417	430,599
5.30%, 04/01/32	175	180,916
5.40%, 04/15/34	215	221,973
5.50%, 04/01/35	225	233,482
5.75%, 02/01/33	240	253,938
6.10%, 07/15/27	170	174,747
6.20%, 07/15/30	207	221,687
DXC Technology Co., 2.38%, 09/15/28	170	159,762
Fortinet Inc., 2.20%, 03/15/31	135	121,211
Gartner Inc.
4.95%, 03/20/31	30	30,217
5.60%, 11/20/35	40	40,511
Genpact Luxembourg SARL/Genpact USA Inc., 6.00%, 06/04/29	90	94,004
Genpact UK Finco PLC/Genpact USA Inc., 4.95%, 11/18/30	50	50,358
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	160	159,899
4.15%, 09/15/28	160	160,032
4.40%, 09/25/27	335	336,650
4.40%, 10/15/30	170	169,517
4.55%, 10/15/29	405	408,046
4.85%, 10/15/31	160	161,923
5.00%, 10/15/34	615	612,285
5.25%, 07/01/28	170	174,668
HP Inc.
2.65%, 06/17/31	220	199,064
3.00%, 06/17/27	270	265,431
3.40%, 06/17/30	80	76,686
4.00%, 04/15/29	245	242,621
4.20%, 04/15/32	145	141,529
4.75%, 01/15/28	230	233,009
5.40%, 04/25/30	55	57,206
5.50%, 01/15/33	275	285,401
6.10%, 04/25/35(a)	130	138,337
IBM International Capital Pte Ltd.
4.60%, 02/05/27	140	141,001
4.60%, 02/05/29	170	172,956
4.75%, 02/05/31	140	143,205
4.90%, 02/05/34	195	198,651
International Business Machines Corp.
1.70%, 05/15/27	285	276,414
1.95%, 05/15/30	225	205,251
2.20%, 02/09/27	135	132,308
2.72%, 02/09/32	160	145,878
3.30%, 01/27/27	105	104,291
3.50%, 05/15/29	670	658,646
4.15%, 07/27/27	225	226,335
4.40%, 07/27/32	200	200,742
4.50%, 02/06/28	180	182,128
4.65%, 02/10/28	214	217,284
4.75%, 02/06/33	205	209,846
4.80%, 02/10/30	125	128,403
5.00%, 02/10/32	140	144,816
5.20%, 02/10/35	220	227,785
5.88%, 11/29/32	120	130,636
6.22%, 08/01/27	85	88,165
6.50%, 01/15/28	45	47,289

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Kyndryl Holdings Inc.
2.70%, 10/15/28	$134	$128,199
3.15%, 10/15/31	143	130,233
6.35%, 02/20/34	105	111,054
Leidos Inc.
2.30%, 02/15/31	205	184,557
4.38%, 05/15/30	140	140,059
5.50%, 03/15/35	90	94,172
5.75%, 03/15/33	200	212,126
NetApp Inc.
2.38%, 06/22/27	145	141,365
2.70%, 06/22/30	180	167,859
5.50%, 03/17/32	135	141,211
5.70%, 03/17/35	155	163,022
Teledyne FLIR LLC, 2.50%, 08/01/30	90	83,431
Western Digital Corp.
2.85%, 02/01/29	90	85,582
3.10%, 02/01/32	100	91,605
		22,480,287
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/27	170	168,479
3.25%, 08/15/32	195	184,844
4.20%, 05/01/30	180	182,271
4.60%, 03/01/28	51	51,942
4.60%, 03/01/33	116	119,165
Conopco Inc., Series E, 7.25%, 12/15/26	75	77,484
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31	185	165,131
2.38%, 12/01/29	270	253,015
2.60%, 04/15/30	100	93,820
3.15%, 03/15/27	120	118,799
4.38%, 05/15/28	195	197,038
4.65%, 05/15/33	195	196,532
5.00%, 02/14/34	95	97,054
Haleon U.S. Capital LLC
3.38%, 03/24/27	380	376,707
3.38%, 03/24/29	250	243,965
3.63%, 03/24/32	430	410,394
Kenvue Inc.
4.85%, 05/22/32	220	225,237
4.90%, 03/22/33	315	322,986
5.00%, 03/22/30	280	288,555
5.05%, 03/22/28	95	97,195
Procter & Gamble Co. (The)
1.20%, 10/29/30	280	247,002
1.90%, 02/01/27	235	230,255
1.95%, 04/23/31	255	230,863
2.30%, 02/01/32	109	100,066
2.80%, 03/25/27	133	131,527
2.85%, 08/11/27	213	210,315
3.00%, 03/25/30	371	358,075
3.95%, 01/26/28	35	35,234
4.05%, 05/01/30	155	156,079
4.05%, 01/26/33(a)	195	195,961
4.10%, 11/03/32	110	109,919
4.15%, 10/24/29	125	126,966
4.35%, 01/29/29	145	147,888
4.35%, 11/03/35	100	99,724
4.55%, 01/29/34	175	178,714
4.55%, 10/24/34	145	147,901
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
4.60%, 05/01/35	$140	$143,158
5.80%, 08/15/34	80	88,216
Unilever Capital Corp.
1.38%, 09/14/30	130	115,643
1.75%, 08/12/31	185	163,602
2.13%, 09/06/29	205	192,713
2.90%, 05/05/27	255	252,129
3.50%, 03/22/28	215	213,608
4.25%, 08/12/27	220	221,708
4.63%, 08/12/34	230	232,989
4.88%, 09/08/28	105	107,951
5.00%, 12/08/33	125	130,293
5.90%, 11/15/32	193	211,941
		8,651,053
Distribution & Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/28	105	108,625
6.25%, 06/15/33	135	144,375
WW Grainger Inc., 4.45%, 09/15/34	100	99,852
		352,852
Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	967	936,295
3.30%, 01/30/32	880	815,969
3.40%, 10/29/33	475	430,789
3.65%, 07/21/27	225	223,255
3.88%, 01/23/28	150	149,098
4.38%, 11/15/30	150	149,935
4.63%, 10/15/27	160	161,170
4.63%, 09/10/29	155	156,826
4.88%, 04/01/28	150	152,478
4.95%, 09/10/34	240	239,890
5.00%, 11/15/35	150	149,178
5.10%, 01/19/29	205	210,057
5.30%, 01/19/34	165	169,597
5.75%, 06/06/28	240	248,702
6.10%, 01/15/27	235	239,583
6.15%, 09/30/30	205	220,216
6.45%, 04/15/27	450	462,909
6.95%, 03/10/55, (5-year CMT + 2.72%)(c)	150	157,379
Affiliated Managers Group Inc.
3.30%, 06/15/30	135	129,172
5.50%, 08/20/34	105	107,837
Air Lease Corp.
2.10%, 09/01/28	100	94,035
2.20%, 01/15/27	210	205,197
2.88%, 01/15/32	190	170,657
3.00%, 02/01/30	150	140,402
3.13%, 12/01/30	180	167,250
3.25%, 10/01/29	115	109,860
3.63%, 04/01/27	175	173,406
3.63%, 12/01/27	105	103,555
4.63%, 10/01/28	125	125,646
5.10%, 03/01/29	125	126,993
5.20%, 07/15/31	130	132,593
5.30%, 02/01/28	150	152,653
5.85%, 12/15/27	155	159,510
Ally Financial Inc.
2.20%, 11/02/28	210	197,406

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.75%, 06/09/27	$176	$177,036
5.54%, 01/17/31, (1-day SOFR Index + 1.73%)(c)	115	117,429
5.55%, 07/31/33, (1-day SOFR + 1.78%)(c)	135	135,977
5.74%, 05/15/29, (1-day SOFR Index + 1.96%)(c)	30	30,684
6.18%, 07/26/35, (1-day SOFR + 2.29%)(c)	310	320,957
6.85%, 01/03/30, (1-day SOFR + 2.82%)(c)	170	179,711
6.99%, 06/13/29, (1-day SOFR + 3.26%)(c)	195	205,318
7.10%, 11/15/27	155	162,410
8.00%, 11/01/31	605	689,156
American Express Co.
2.55%, 03/04/27	418	411,217
3.30%, 05/03/27	475	471,518
4.05%, 05/03/29	250	251,574
4.35%, 07/20/29, (1-day SOFR + 0.81%)(c)	340	342,780
4.42%, 08/03/33, (1-day SOFR + 1.76%)(c)	285	284,134
4.73%, 04/25/29, (1-day SOFR + 1.26%)(c)	485	493,110
4.80%, 10/24/36, (1-day SOFR + 1.24%)(c)	340	338,705
4.92%, 07/20/33, (1-day SOFR + 1.22%)(c)	310	317,566
4.99%, 05/26/33, (1-day SOFR + 2.26%)(c)	160	163,669
5.02%, 04/25/31, (1-day SOFR + 1.44%)(c)	325	335,598
5.04%, 07/26/28, (1-day SOFR + 0.93%)(c)	345	350,744
5.04%, 05/01/34, (1-day SOFR + 1.84%)(c)	270	278,579
5.09%, 01/30/31, (1-day SOFR Index + 1.20%)(c)	195	201,519
5.10%, 02/16/28, (1-day SOFR + 1.00%)(c)	360	364,688
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(c)	385	397,583
5.28%, 07/26/35, (1-day SOFR + 1.42%)(c)	380	394,146
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(c)	250	261,261
5.53%, 04/25/30, (1-day SOFR Index + 1.90%)(c)	410	428,842
5.63%, 07/28/34, (1-day SOFR + 1.93%)(c)	85	89,301
5.67%, 04/25/36, (1-day SOFR + 1.79%)(c)	300	318,627
5.85%, 11/05/27	400	414,247
5.92%, 04/25/35, (1-day SOFR + 1.63%)(c)	110	117,952
6.49%, 10/30/31, (1-day SOFR + 1.94%)(c)	250	274,145
American Express Credit Corp., 3.30%, 05/03/27	105	104,302
Ameriprise Financial Inc.
4.50%, 05/13/32	130	131,187
5.15%, 05/15/33	185	192,790
5.20%, 04/15/35	100	102,523
5.70%, 12/15/28	165	172,850
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	12	11,477
Apollo Global Management Inc.
4.60%, 01/15/31	75	75,543
5.15%, 08/12/35	180	180,406
6.00%, 12/15/54, (5-year CMT + 2.17%)(a)(c)	100	98,104
6.38%, 11/15/33	115	126,950
Ares Management Corp., 6.38%, 11/10/28	85	89,863
BGC Group Inc.
6.15%, 04/02/30	110	113,422
6.60%, 06/10/29	195	203,453
8.00%, 05/25/28	80	85,432
Blue Owl Finance LLC
3.13%, 06/10/31	230	208,978
4.38%, 02/15/32	70	67,029
6.25%, 04/18/34	235	243,088
Brookfield Asset Management Ltd.
4.65%, 11/15/30	75	75,471
5.30%, 01/15/36	75	75,432
5.80%, 04/24/35	170	178,552
Brookfield Capital Finance LLC, 6.09%, 06/14/33	130	139,521
Security	Par (000)	Value
Diversified Financial Services (continued)
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	$146	$127,951
Brookfield Finance Inc.
2.72%, 04/15/31	135	123,819
3.90%, 01/25/28	212	211,270
4.35%, 04/15/30	204	204,853
4.85%, 03/29/29	255	259,564
5.33%, 01/15/36	55	55,413
5.68%, 01/15/35	115	119,226
6.35%, 01/05/34	160	173,979
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.34%)(c)	237	207,009
2.62%, 11/02/32, (1-day SOFR + 1.27%)(c)	130	116,366
3.27%, 03/01/30, (1-day SOFR + 1.79%)(c)	285	276,599
3.65%, 05/11/27	276	274,504
3.75%, 03/09/27	323	321,689
3.80%, 01/31/28	370	367,945
4.10%, 02/09/27	259	258,837
4.49%, 09/11/31, (1-day SOFR + 1.25%)(c)	110	109,936
4.93%, 05/10/28, (1-day SOFR + 2.06%)(c)	380	384,072
5.20%, 09/11/36, (1-day SOFR + 1.63%)(c)	50	49,922
5.25%, 07/26/30, (1-day SOFR + 2.60%)(c)	205	211,240
5.27%, 05/10/33, (1-day SOFR + 2.37%)(c)	185	189,732
5.46%, 07/26/30, (1-day SOFR +1.56%)(c)	245	254,166
5.47%, 02/01/29, (1-day SOFR + 2.08%)(c)	265	271,865
5.70%, 02/01/30, (1-day SOFR + 1.91%)(c)	225	234,169
5.82%, 02/01/34, (1-day SOFR + 2.60%)(c)	270	284,144
5.88%, 07/26/35, (1-day SOFR +1.99%)(c)	240	253,511
6.05%, 02/01/35, (1-day SOFR + 2.26%)(c)	218	232,520
6.18%, 01/30/36, (1-day SOFR + 2.04%)(c)	500	524,620
6.31%, 06/08/29, (1-day SOFR + 2.64%)(c)	330	346,395
6.38%, 06/08/34, (1-day SOFR + 2.86%)(c)	420	456,737
6.70%, 11/29/32	190	210,546
7.62%, 10/30/31, (1-day SOFR + 3.07%)(c)	415	469,510
7.96%, 11/02/34, (1-day SOFR Index + 3.37%)(c)	315	372,888
Cboe Global Markets Inc.
1.63%, 12/15/30	190	168,497
3.00%, 03/16/32	135	125,144
3.65%, 01/12/27	220	219,188
Charles Schwab Corp. (The)
1.65%, 03/11/31	205	180,131
1.95%, 12/01/31	220	192,879
2.00%, 03/20/28	315	302,527
2.30%, 05/13/31	185	167,927
2.45%, 03/03/27	355	348,541
2.75%, 10/01/29	130	123,985
2.90%, 03/03/32	250	229,796
3.20%, 03/02/27	189	187,286
3.20%, 01/25/28	200	197,249
3.25%, 05/22/29	150	146,151
3.30%, 04/01/27	186	184,561
4.00%, 02/01/29	171	171,530
4.34%, 11/14/31, (1-day SOFR + 0.94%)(c)	155	155,458
4.63%, 03/22/30	195	199,672
4.91%, 11/14/36, (1-day SOFR + 1.23%)(c)	175	175,345
5.64%, 05/19/29, (1-day SOFR + 2.21%)(c)	250	259,736
5.85%, 05/19/34, (1-day SOFR + 2.50%)(c)	320	343,750
6.14%, 08/24/34, (1-day SOFR + 2.01%)(c)	335	366,051
6.20%, 11/17/29, (1-day SOFR + 1.88%)(c)	245	260,057
CI Financial Corp., 3.20%, 12/17/30	270	243,617

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
CME Group Inc.
2.65%, 03/15/32	$203	$185,777
3.75%, 06/15/28	268	268,177
4.40%, 03/15/30	110	111,631
Credit Suisse USA LLC, 7.13%, 07/15/32	245	281,724
Eaton Vance Corp., 3.50%, 04/06/27	190	188,889
Enact Holdings Inc., 6.25%, 05/28/29	235	246,517
Franklin Resources Inc., 1.60%, 10/30/30	200	176,921
Intercontinental Exchange Inc.
1.85%, 09/15/32	355	303,743
2.10%, 06/15/30	386	353,975
3.10%, 09/15/27	95	93,741
3.63%, 09/01/28	135	133,777
3.75%, 09/21/28	165	164,188
3.95%, 12/01/28	45	45,058
4.00%, 09/15/27	395	395,635
4.20%, 03/15/31(a)	45	45,078
4.35%, 06/15/29	250	252,725
4.60%, 03/15/33	410	415,693
5.25%, 06/15/31	205	214,915
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34	100	101,995
Jefferies Financial Group Inc.
2.63%, 10/15/31	235	207,493
2.75%, 10/15/32	115	100,489
4.15%, 01/23/30	250	245,890
4.85%, 01/15/27	200	201,177
5.88%, 07/21/28	240	248,871
6.20%, 04/14/34	350	370,710
6.45%, 06/08/27	100	103,011
Lazard Group LLC
4.38%, 03/11/29	119	119,343
4.50%, 09/19/28	140	140,961
5.63%, 08/01/35	125	127,839
6.00%, 03/15/31	135	143,254
LPL Holdings Inc.
4.90%, 04/03/28	45	45,642
5.15%, 06/15/30	135	138,001
5.20%, 03/15/30	65	66,621
5.65%, 03/15/35	115	117,903
5.70%, 05/20/27	205	208,878
5.75%, 06/15/35	120	124,053
6.00%, 05/20/34	120	125,965
6.75%, 11/17/28	250	266,874
Marex Group PLC, 6.40%, 11/04/29	110	113,650
Mastercard Inc.
1.90%, 03/15/31	170	152,859
2.00%, 11/18/31	165	146,871
2.95%, 06/01/29	245	237,598
3.30%, 03/26/27	265	263,500
3.35%, 03/26/30	342	334,572
3.50%, 02/26/28	155	154,347
4.10%, 01/15/28	105	105,732
4.35%, 01/15/32	215	217,013
4.55%, 03/15/28	95	96,660
4.55%, 01/15/35	160	161,056
4.85%, 03/09/33	200	206,508
4.88%, 03/09/28	225	230,246
4.88%, 05/09/34	240	247,149
4.95%, 03/15/32	135	140,603
Security	Par (000)	Value
Diversified Financial Services (continued)
Nasdaq Inc.
1.65%, 01/15/31	$245	$216,450
5.35%, 06/28/28	295	304,302
5.55%, 02/15/34	273	287,787
Nomura Holdings Inc.
2.17%, 07/14/28	215	204,298
2.33%, 01/22/27	200	195,911
2.61%, 07/14/31	200	181,162
2.68%, 07/16/30	220	203,595
2.71%, 01/22/29	105	100,351
3.00%, 01/22/32	200	182,211
3.10%, 01/16/30	260	247,590
4.90%, 07/01/30	200	203,624
5.39%, 07/06/27	200	203,618
5.49%, 06/29/35	200	207,969
5.59%, 07/02/27	200	204,285
5.61%, 07/06/29	200	208,662
5.78%, 07/03/34	205	218,480
6.07%, 07/12/28	365	381,668
6.09%, 07/12/33	200	217,447
6.18%, 01/18/33	30	32,658
ORIX Corp.
2.25%, 03/09/31	60	54,023
3.70%, 07/18/27	75	74,544
4.00%, 04/13/32	112	109,128
4.45%, 09/09/30	75	75,448
4.65%, 09/10/29	75	76,322
5.00%, 09/13/27	197	200,274
5.20%, 09/13/32	122	126,769
5.40%, 02/25/35	105	109,075
Private Export Funding Corp., Series PP, 1.40%, 07/15/28	133	125,138
Radian Group Inc.
4.88%, 03/15/27	130	130,393
6.20%, 05/15/29	220	230,521
Raymond James Financial Inc.
4.65%, 04/01/30	199	203,399
4.90%, 09/11/35	80	79,605
Stifel Financial Corp., 4.00%, 05/15/30	155	152,018
Synchrony Financial
2.88%, 10/28/31	350	313,106
3.95%, 12/01/27	160	158,671
5.02%, 07/29/29, (1-day SOFR + 1.40%)(c)	180	181,756
5.15%, 03/19/29	145	147,332
5.45%, 03/06/31, (1-day SOFR + 1.68%)(c)	90	91,988
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(c)	245	254,584
TPG Operating Group II LP
5.38%, 01/15/36	75	75,270
5.88%, 03/05/34	165	173,052
Visa Inc.
0.75%, 08/15/27	135	128,675
1.10%, 02/15/31	285	248,466
1.90%, 04/15/27	336	328,098
2.05%, 04/15/30	344	318,788
2.75%, 09/15/27	181	178,205
Voya Financial Inc.
4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(c)	75	70,890
5.00%, 09/20/34	95	95,202
Western Union Co. (The), 2.75%, 03/15/31	85	76,860
		50,951,295

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric — 2.1%
AEP Texas Inc.
3.95%, 06/01/28	$135	$134,309
4.70%, 05/15/32	105	105,692
5.40%, 06/01/33	100	103,589
5.45%, 05/15/29	125	129,956
5.70%, 05/15/34	170	178,127
Series I, 2.10%, 07/01/30	187	170,584
AEP Transmission Co. LLC
3.10%, 12/01/26	90	89,226
5.15%, 04/01/34	125	128,214
5.38%, 06/15/35	30	31,190
AES Corp. (The)
2.45%, 01/15/31	260	235,848
5.45%, 06/01/28	235	240,248
5.80%, 03/15/32	175	179,843
Alabama Power Co.
3.05%, 03/15/32	60	55,829
3.75%, 09/01/27	95	94,926
3.94%, 09/01/32	130	126,862
5.10%, 04/02/35	75	77,044
5.85%, 11/15/33	75	80,966
Series 20-A, 1.45%, 09/15/30	145	128,585
Series C, 4.30%, 03/15/31	90	90,331
Alliant Energy Corp., 5.75%, 04/01/56, (5-year CMT + 2.08%)(c)	35	34,876
Ameren Corp.
1.75%, 03/15/28	95	90,129
1.95%, 03/15/27	120	116,778
3.50%, 01/15/31	169	162,579
5.00%, 01/15/29	140	143,440
5.38%, 03/15/35	75	77,335
5.70%, 12/01/26	145	147,163
Ameren Illinois Co.
1.55%, 11/15/30	90	79,558
3.80%, 05/15/28	98	97,772
3.85%, 09/01/32	175	168,908
4.95%, 06/01/33	95	97,639
American Electric Power Co. Inc.
2.30%, 03/01/30	123	113,643
3.20%, 11/13/27	150	147,748
3.88%, 02/15/62, (5-year CMT + 2.68%)(c)	150	145,906
5.20%, 01/15/29	305	315,285
5.63%, 03/01/33	186	196,637
5.75%, 11/01/27	165	170,018
5.95%, 11/01/32	97	104,807
6.95%, 12/15/54, (5-year CMT + 2.68%)(c)	125	134,747
Series J, 4.30%, 12/01/28	124	124,780
Appalachian Power Co.
4.50%, 08/01/32	135	134,369
5.65%, 04/01/34	75	78,961
Series AA, 2.70%, 04/01/31	150	137,403
Series X, 3.30%, 06/01/27	75	74,171
Arizona Public Service Co.
2.20%, 12/15/31	105	92,644
2.60%, 08/15/29	114	107,907
2.95%, 09/15/27	65	63,830
5.55%, 08/01/33	60	63,002
5.70%, 08/15/34	215	227,099
6.35%, 12/15/32	100	109,836
Atlantic City Electric Co.
2.30%, 03/15/31	85	77,185
Security	Par (000)	Value
Electric (continued)
4.00%, 10/15/28	$105	$105,202
Avangrid Inc., 3.80%, 06/01/29	197	194,501
Baltimore Gas & Electric Co.
2.25%, 06/15/31	147	133,116
5.30%, 06/01/34	100	104,601
5.45%, 06/01/35	210	219,737
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	135	117,876
3.25%, 04/15/28	150	147,464
3.70%, 07/15/30	270	265,805
Black Hills Corp.
2.50%, 06/15/30	120	110,942
3.05%, 10/15/29	102	97,161
3.15%, 01/15/27	85	84,006
4.35%, 05/01/33	60	58,130
4.55%, 01/31/31	115	115,218
5.95%, 03/15/28	105	108,836
6.00%, 01/15/35	90	96,153
6.15%, 05/15/34	135	145,466
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30	115	118,048
4.95%, 04/01/33	165	169,016
5.05%, 03/01/35	35	35,745
5.15%, 03/01/34	120	124,094
5.20%, 10/01/28	105	108,446
Series AA, 3.00%, 02/01/27	75	74,285
Series AE, 2.35%, 04/01/31	35	31,747
Series AG, 3.00%, 03/01/32	65	59,999
Series ai., 4.45%, 10/01/32	259	258,824
Series AQ, 4.95%, 08/15/35	40	40,531
Series K2, 6.95%, 03/15/33	65	74,163
CenterPoint Energy Inc.
2.95%, 03/01/30	88	83,463
5.40%, 06/01/29	275	285,251
5.95%, 04/01/56, (5-year CMT + 2.22%)(c)	25	25,272
6.70%, 05/15/55, (5-year CMT + 2.59%)(c)	75	76,953
Series A, 7.00%, 02/15/55, (5-year CMT + 3.25%)(c)	50	52,241
Series B, 6.85%, 02/15/55, (5-year CMT + 2.95%)(c)	100	106,706
CMS Energy Corp.
3.45%, 08/15/27	75	74,219
3.75%, 12/01/50, (5-year CMT + 2.90%)(c)	50	45,926
4.75%, 06/01/50, (5-year CMT + 4.12%)(c)	100	97,976
6.50%, 06/01/55, (5-year CMT + 1.96%)(c)	200	206,586
Commonwealth Edison Co.
2.20%, 03/01/30	95	88,146
3.15%, 03/15/32	70	65,220
3.70%, 08/15/28	110	109,549
4.90%, 02/01/33	95	97,408
5.30%, 06/01/34	50	52,501
Series 122, 2.95%, 08/15/27	150	147,806
Connecticut Light and Power Co. (The)
4.65%, 01/01/29	75	76,595
4.90%, 07/01/33	55	56,243
4.95%, 01/15/30	85	87,348
4.95%, 08/15/34	85	86,389
Series A, 2.05%, 07/01/31	110	98,088
Series A, 3.20%, 03/15/27	70	69,315
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31	225	205,954

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.80%, 05/15/28	$80	$79,779
5.20%, 03/01/33	140	146,614
5.38%, 05/15/34	90	93,992
5.50%, 03/15/34	190	200,923
Series 20A, 3.35%, 04/01/30	170	165,005
Series B, 3.13%, 11/15/27	95	93,564
Series D, 4.00%, 12/01/28	126	126,260
Constellation Energy Generation LLC
5.60%, 03/01/28	130	134,372
5.80%, 03/01/33	150	160,779
6.13%, 01/15/34	100	108,892
Consumers Energy Co.
3.60%, 08/15/32	95	90,683
3.80%, 11/15/28	143	142,705
4.50%, 01/15/31	120	121,625
4.60%, 05/30/29	140	142,449
4.63%, 05/15/33	185	186,460
4.65%, 03/01/28	180	182,682
4.70%, 01/15/30	160	163,789
4.90%, 02/15/29	95	97,611
5.05%, 05/15/35	55	56,383
Dayton Power & Light Co. (The), 4.55%, 08/15/30(b)	80	79,939
Dominion Energy Inc.
4.25%, 06/01/28	179	179,546
4.35%, 08/15/32	130	127,929
4.60%, 05/15/28	185	187,300
5.00%, 06/15/30	140	144,242
5.38%, 11/15/32	220	229,848
5.45%, 03/15/35	160	165,240
6.00%, 02/15/56, (5-year CMT + 2.26%)(c)	50	50,426
6.63%, 05/15/55, (5-year CMT + 2.21%)(c)	350	362,174
Series A, 6.88%, 02/01/55, (5-year CMT + 2.39%)(c)	150	157,041
Series B, 3.60%, 03/15/27	60	59,668
Series B, 5.95%, 06/15/35	120	128,885
Series B, 7.00%, 06/01/54, (5-year CMT + 2.51%)(c)	300	327,396
Series C, 2.25%, 08/15/31	275	245,652
Series C, 3.38%, 04/01/30	405	391,225
Series E, 6.30%, 03/15/33	25	27,340
Series F, 5.25%, 08/01/33	130	134,132
Dominion Energy South Carolina Inc.
5.30%, 05/15/33	50	52,520
6.63%, 02/01/32	65	73,017
Series 2025, 5.30%, 01/15/35	60	62,579
Series A, 2.30%, 12/01/31	100	89,708
DTE Electric Co.
2.25%, 03/01/30	140	130,249
4.25%, 05/14/27	15	15,103
4.85%, 12/01/26	50	50,524
5.20%, 04/01/33	140	146,390
5.20%, 03/01/34	105	109,238
5.25%, 05/15/35	150	155,418
Series A, 1.90%, 04/01/28	145	138,737
Series A, 3.00%, 03/01/32	128	118,895
Series C, 2.63%, 03/01/31	140	129,492
DTE Energy Co.
2.95%, 03/01/30	89	84,601
4.88%, 06/01/28	260	264,658
4.95%, 07/01/27	300	303,730
5.05%, 10/01/35	75	75,289
Security	Par (000)	Value
Electric (continued)
5.10%, 03/01/29	$230	$236,283
5.20%, 04/01/30	285	294,788
5.85%, 06/01/34	170	182,066
Series C, 3.40%, 06/15/29	144	140,084
Duke Energy Carolinas LLC
2.45%, 08/15/29	137	129,700
2.45%, 02/01/30	125	117,531
2.55%, 04/15/31	77	70,952
2.85%, 03/15/32	110	100,960
2.95%, 12/01/26	140	138,865
3.95%, 11/15/28	170	170,540
4.85%, 03/15/30	105	108,273
4.85%, 01/15/34	115	117,042
4.95%, 01/15/33	275	284,642
5.25%, 03/15/35	100	104,141
6.45%, 10/15/32	90	100,086
Series A, 6.00%, 12/01/28	40	42,257
Duke Energy Corp.
2.45%, 06/01/30	190	176,208
2.55%, 06/15/31	240	218,822
3.15%, 08/15/27	220	216,783
3.25%, 01/15/82, (5-year CMT + 2.32%)(c)	100	96,498
3.40%, 06/15/29	145	141,653
4.30%, 03/15/28	200	200,975
4.50%, 08/15/32	255	255,250
4.85%, 01/05/27	165	166,400
4.85%, 01/05/29	110	112,318
4.95%, 09/15/35	170	170,149
5.00%, 12/08/27	125	127,212
5.45%, 06/15/34	180	188,717
5.75%, 09/15/33	135	143,927
6.45%, 09/01/54, (5-year CMT + 2.59%)(c)	200	209,881
Duke Energy Florida LLC
1.75%, 06/15/30	100	90,226
2.40%, 12/15/31	145	131,137
2.50%, 12/01/29	185	174,811
3.20%, 01/15/27	65	64,571
3.80%, 07/15/28	138	137,949
4.85%, 12/01/35	30	30,174
5.88%, 11/15/33	120	130,313
Duke Energy Indiana LLC
5.25%, 03/01/34	110	114,394
6.12%, 10/15/35	25	27,323
Duke Energy Ohio Inc.
2.13%, 06/01/30	120	110,321
3.65%, 02/01/29	100	99,173
5.25%, 04/01/33	83	86,591
5.30%, 06/15/35	75	77,807
Duke Energy Progress LLC
2.00%, 08/15/31	165	146,715
3.40%, 04/01/32	85	80,684
3.45%, 03/15/29	126	124,128
3.70%, 09/01/28	120	119,434
4.35%, 03/06/27	50	50,344
5.05%, 03/15/35	200	204,904
5.10%, 03/15/34	130	135,084
5.25%, 03/15/33	115	120,454
Edison International
4.13%, 03/15/28	132	130,425
5.25%, 11/15/28	135	136,997
5.25%, 03/15/32	130	130,225

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.45%, 06/15/29	$115	$116,953
5.75%, 06/15/27	157	159,629
6.25%, 03/15/30	115	120,345
6.95%, 11/15/29	120	127,894
El Paso Electric Co., 6.00%, 05/15/35	10	10,494
Emera U.S. Finance LP, 2.64%, 06/15/31	100	89,916
Enel Chile SA, 4.88%, 06/12/28	235	238,348
Entergy Arkansas LLC
4.00%, 06/01/28	94	94,160
5.15%, 01/15/33	128	132,726
5.30%, 09/15/33	85	88,761
5.45%, 06/01/34	135	141,903
Entergy Corp.
1.90%, 06/15/28	85	80,579
2.40%, 06/15/31	100	90,089
2.80%, 06/15/30	120	112,704
5.88%, 06/15/56, (5-year CMT + 2.17%)(c)	50	50,152
6.10%, 06/15/56, (5-year CMT + 2.01%)(c)	25	25,129
7.13%, 12/01/54, (5-year CMT + 2.67%)(c)	230	242,159
Entergy Louisiana LLC
1.60%, 12/15/30	90	79,994
2.35%, 06/15/32	100	88,337
3.05%, 06/01/31	97	91,228
3.12%, 09/01/27	115	113,471
3.25%, 04/01/28	100	98,658
4.00%, 03/15/33	160	154,828
5.15%, 09/15/34	225	231,515
5.35%, 03/15/34	110	114,815
Entergy Mississippi LLC
2.85%, 06/01/28	110	107,214
5.00%, 09/01/33	50	51,178
Entergy Texas Inc.
1.75%, 03/15/31	165	145,840
4.00%, 03/30/29	88	87,899
5.25%, 04/15/35	110	113,504
Evergy Inc.
2.90%, 09/15/29	265	252,892
6.65%, 06/01/55, (5-year CMT + 2.56%)(c)	100	101,986
Evergy Kansas Central Inc.
3.10%, 04/01/27	100	98,890
4.70%, 03/13/28	100	101,162
5.25%, 03/15/35	79	81,061
5.90%, 11/15/33	80	86,377
Evergy Metro Inc.
4.95%, 04/15/33	10	10,238
5.13%, 08/15/35	110	111,994
5.40%, 04/01/34	85	89,261
Series 2020, 2.25%, 06/01/30	90	83,162
Eversource Energy
2.55%, 03/15/31	85	76,953
2.90%, 03/01/27	180	177,098
3.38%, 03/01/32	135	125,226
4.45%, 12/15/30	75	74,808
4.60%, 07/01/27	130	130,730
5.00%, 01/01/27	70	70,580
5.13%, 05/15/33	165	167,609
5.45%, 03/01/28	270	276,490
5.50%, 01/01/34	140	144,501
5.85%, 04/15/31	220	232,628
5.95%, 02/01/29	175	183,179
5.95%, 07/15/34	145	154,027
Security	Par (000)	Value
Electric (continued)
Series M, 3.30%, 01/15/28	$105	$103,012
Series O, 4.25%, 04/01/29	125	124,834
Series R, 1.65%, 08/15/30	144	127,086
Exelon Corp.
2.75%, 03/15/27	120	117,975
3.35%, 03/15/32	115	107,842
4.05%, 04/15/30	284	281,920
4.95%, 06/15/35	54	54,008
5.13%, 03/15/31	135	139,713
5.15%, 03/15/28	240	245,361
5.15%, 03/15/29	85	87,538
5.30%, 03/15/33	275	286,873
5.45%, 03/15/34	145	151,684
5.63%, 06/15/35	25	26,328
6.50%, 03/15/55, (5-year CMT + 1.98%)(c)	200	208,684
FirstEnergy Corp.
2.65%, 03/01/30	115	107,037
Series B, 2.25%, 09/01/30	135	122,521
Series B, 3.90%, 07/15/27	385	383,042
FirstEnergy Transmission LLC
4.55%, 01/15/30	60	60,762
4.75%, 01/15/33(b)	80	80,340
5.00%, 01/15/35	80	80,578
Florida Power & Light Co.
2.45%, 02/03/32	300	272,003
4.40%, 05/15/28	200	202,488
4.63%, 05/15/30	140	143,040
4.80%, 05/15/33	155	158,714
4.95%, 06/01/35	15	15,385
5.00%, 08/01/34	125	128,419
5.05%, 04/01/28	295	302,638
5.10%, 04/01/33	160	166,405
5.15%, 06/15/29	185	192,337
5.30%, 06/15/34	260	273,668
5.63%, 04/01/34	105	112,517
Series A, 3.30%, 05/30/27	100	99,294
Georgia Power Co.
3.25%, 03/30/27	102	101,136
4.00%, 10/01/28	120	120,283
4.55%, 03/15/30	145	147,751
4.65%, 05/16/28	190	193,022
4.70%, 05/15/32	180	183,254
4.85%, 03/15/31	245	252,356
4.95%, 05/17/33	225	230,455
5.00%, 02/23/27	175	177,283
5.20%, 03/15/35	125	128,974
5.25%, 03/15/34	195	202,412
Series B, 2.65%, 09/15/29	149	141,793
Idaho Power Co., 5.20%, 08/15/34	70	72,591
Indiana Michigan Power Co., 3.85%, 05/15/28	30	29,951
Interstate Power & Light Co.
5.60%, 06/29/35	150	157,261
5.70%, 10/15/33	90	95,301
Interstate Power and Light Co.
2.30%, 06/01/30	80	73,496
3.60%, 04/01/29	110	108,033
4.10%, 09/26/28	145	144,958
4.95%, 09/30/34	60	60,314
IPALCO Enterprises Inc.
4.25%, 05/01/30	122	119,862
5.75%, 04/01/34	90	91,791

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
ITC Holdings Corp., 3.35%, 11/15/27	$105	$103,504
Jersey Central Power & Light Co.
4.15%, 01/15/29(b)	85	85,049
4.40%, 01/15/31(b)	85	84,805
5.10%, 01/15/35	175	177,922
5.15%, 01/15/36(b)	75	76,371
Kentucky Utilities Co., 5.45%, 04/15/33	75	78,967
Louisville Gas and Electric Co., 5.45%, 04/15/33	100	105,220
MidAmerican Energy Co.
3.10%, 05/01/27	123	121,721
3.65%, 04/15/29	222	219,834
5.35%, 01/15/34	125	131,335
6.75%, 12/30/31	40	45,255
Mississippi Power Co., 3.95%, 03/30/28	87	86,844
National Grid PLC
5.42%, 01/11/34	175	182,449
5.60%, 06/12/28	20	20,675
5.81%, 06/12/33	160	171,202
National Grid USA, 5.80%, 04/01/35	65	68,348
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	130	112,247
1.65%, 06/15/31	45	39,267
2.40%, 03/15/30	95	88,826
2.75%, 04/15/32	80	72,482
3.05%, 04/25/27	103	101,755
3.40%, 02/07/28	105	103,929
3.70%, 03/15/29	95	94,064
3.90%, 11/01/28	90	89,877
4.02%, 11/01/32	150	146,411
4.12%, 09/16/27	90	90,319
4.15%, 12/15/32	95	93,427
4.75%, 02/07/28	95	96,479
4.80%, 02/05/27	110	110,988
4.80%, 03/15/28	145	147,560
4.85%, 02/07/29	110	112,673
4.95%, 02/07/30	260	268,794
5.00%, 02/07/31	210	217,122
5.00%, 08/15/34	85	87,044
5.05%, 09/15/28	110	112,912
5.10%, 05/06/27	100	101,477
5.15%, 06/15/29	120	124,407
5.80%, 01/15/33	155	166,918
Series C, 8.00%, 03/01/32	70	83,112
Series D, 4.15%, 08/25/28	115	115,758
Nevada Power Co.
6.25%, 05/15/55, (5-year CMT + 1.94%)(c)	65	65,441
Series CC, 3.70%, 05/01/29	137	135,255
Series DD, 2.40%, 05/01/30	92	85,571
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	265	258,710
1.90%, 06/15/28	375	356,538
2.25%, 06/01/30	441	405,824
2.44%, 01/15/32	280	249,487
2.75%, 11/01/29	229	217,975
3.50%, 04/01/29	143	140,174
3.55%, 05/01/27	371	368,331
3.80%, 03/15/82, (5-year CMT + 2.55%)(c)	50	48,845
4.63%, 07/15/27	340	343,397
4.69%, 09/01/27	170	171,824
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(a)(c)	105	102,552
4.85%, 02/04/28	140	142,577
Security	Par (000)	Value
Electric (continued)
4.90%, 02/28/28	$285	$290,316
4.90%, 03/15/29	205	210,229
5.00%, 02/28/30	125	129,149
5.00%, 07/15/32	240	246,815
5.05%, 03/15/30	230	237,704
5.05%, 02/28/33	235	241,679
5.25%, 03/15/34	255	263,030
5.30%, 03/15/32	155	162,167
5.45%, 03/15/35	250	259,938
5.65%, 05/01/79, (3-mo. SOFR US + 3.42%)(c)	90	91,074
6.38%, 08/15/55, (5-year CMT + 2.05%)(c)	300	311,571
6.50%, 08/15/55, (5-year CMT + 1.98%)(c)	200	211,706
6.70%, 09/01/54, (5-year CMT + 2.36%)(c)	200	207,929
6.75%, 06/15/54, (5-year CMT + 2.46%)(c)	255	273,137
Northern States Power Co./MN
2.25%, 04/01/31	142	129,489
5.05%, 05/15/35	150	154,014
NSTAR Electric Co.
1.95%, 08/15/31	50	44,269
3.20%, 05/15/27	185	182,957
3.25%, 05/15/29	110	106,853
3.95%, 04/01/30	65	64,414
4.85%, 03/01/30	95	97,526
5.20%, 03/01/35	165	169,400
5.40%, 06/01/34	115	119,816
OGE Energy Corp., 5.45%, 05/15/29	95	98,692
Ohio Power Co.
5.00%, 06/01/33	45	45,943
5.65%, 06/01/34	100	104,714
Series P, 2.60%, 04/01/30	97	90,594
Series Q, 1.63%, 01/15/31	65	56,939
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	70	67,532
3.30%, 03/15/30	60	57,875
3.80%, 08/15/28	95	94,595
5.40%, 01/15/33	125	131,574
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	185	174,753
3.70%, 11/15/28	130	129,304
4.15%, 06/01/32	130	127,828
4.30%, 05/15/28	50	50,365
4.50%, 03/20/27(b)	120	120,938
4.55%, 09/15/32	195	195,945
4.65%, 11/01/29	140	142,820
5.35%, 04/01/35(b)	95	98,934
5.65%, 11/15/33	270	289,088
5.75%, 03/15/29	103	108,010
7.00%, 05/01/32	75	85,393
7.25%, 01/15/33	30	34,679
Pacific Gas and Electric Co.
2.10%, 08/01/27	242	233,500
2.50%, 02/01/31	468	421,302
3.00%, 06/15/28	175	169,336
3.25%, 06/01/31	242	224,659
3.30%, 03/15/27	96	94,805
3.30%, 12/01/27	250	245,635
3.75%, 07/01/28	235	231,575
4.20%, 03/01/29	80	79,611
4.40%, 03/01/32	105	102,511
4.55%, 07/01/30	664	662,266
4.65%, 08/01/28	100	100,634

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.00%, 06/04/28	$145	$147,223
5.05%, 10/15/32	100	100,773
5.45%, 06/15/27	115	116,721
5.55%, 05/15/29	195	201,550
5.70%, 03/01/35	190	196,438
5.80%, 05/15/34	235	245,132
5.90%, 06/15/32	128	134,518
6.00%, 08/15/35	210	221,727
6.10%, 01/15/29	255	266,603
6.15%, 01/15/33	150	159,807
6.40%, 06/15/33	260	282,088
6.95%, 03/15/34	150	167,862
PacifiCorp
2.70%, 09/15/30	130	119,774
3.50%, 06/15/29	113	109,733
5.10%, 02/15/29	125	127,429
5.25%, 06/15/35	5	5,023
5.30%, 02/15/31	210	216,572
5.45%, 02/15/34	285	291,381
7.70%, 11/15/31	80	91,764
PECO Energy Co.
4.88%, 09/15/35	125	126,516
4.90%, 06/15/33	136	139,999
Pinnacle West Capital Corp.
4.90%, 05/15/28	145	147,412
5.15%, 05/15/30	100	103,302
Potomac Electric Power Co., 5.20%, 03/15/34	85	88,002
PPL Capital Funding Inc.
4.13%, 04/15/30	35	34,854
5.25%, 09/01/34	215	221,483
PPL Electric Utilities Corp.
4.85%, 02/15/34	115	117,429
5.00%, 05/15/33	160	165,123
Progress Energy Inc.
7.00%, 10/30/31	135	152,336
7.75%, 03/01/31	145	166,944
Public Service Co. of Colorado
1.88%, 06/15/31	160	140,765
3.70%, 06/15/28	117	116,694
4.10%, 06/01/32	75	73,857
5.15%, 09/15/35	105	107,030
5.35%, 05/15/34	195	202,129
Series 35, 1.90%, 01/15/31	95	84,790
Public Service Co. of New Hampshire
4.40%, 07/01/28	55	55,584
5.35%, 10/01/33	170	178,386
Series V, 2.20%, 06/15/31	65	58,531
Public Service Co. of Oklahoma
5.20%, 01/15/35	155	157,469
5.25%, 01/15/33	135	139,379
Series J, 2.20%, 08/15/31	100	88,864
Public Service Electric & Gas Co.
1.90%, 08/15/31	145	128,405
2.45%, 01/15/30	75	70,681
3.00%, 05/15/27	140	138,293
3.10%, 03/15/32	155	144,556
3.20%, 05/15/29	90	87,825
3.65%, 09/01/28	115	114,098
3.70%, 05/01/28	137	136,423
4.65%, 03/15/33	155	156,666
4.85%, 08/01/34	155	157,247
Security	Par (000)	Value
Electric (continued)
4.90%, 12/15/32	$110	$113,229
5.05%, 03/01/35	105	107,640
5.20%, 08/01/33	15	15,647
5.20%, 03/01/34	145	150,625
Public Service Electric and Gas Co., 4.90%, 08/15/35	80	81,098
Public Service Enterprise Group Inc.
1.60%, 08/15/30	170	150,631
2.45%, 11/15/31	105	94,009
4.90%, 03/15/30	90	92,216
5.20%, 04/01/29	200	206,146
5.40%, 03/15/35	75	77,625
5.45%, 04/01/34	105	109,424
5.85%, 11/15/27	90	92,953
5.88%, 10/15/28	125	130,828
6.13%, 10/15/33	115	124,625
Puget Energy Inc.
2.38%, 06/15/28	142	135,685
4.10%, 06/15/30	140	137,046
4.22%, 03/15/32	145	139,112
5.73%, 03/15/35	130	134,023
Puget Sound Energy Inc., 5.33%, 06/15/34	77	79,826
San Diego Gas & Electric Co.
4.95%, 08/15/28	140	143,323
5.40%, 04/15/35	210	218,762
Series VVV, 1.70%, 10/01/30	185	165,104
Series XXX, 3.00%, 03/15/32	180	165,512
Sempra
3.25%, 06/15/27	263	259,117
3.40%, 02/01/28	359	353,553
3.70%, 04/01/29	180	177,280
4.13%, 04/01/52, (5-year CMT + 2.87%)(c)	200	194,951
5.50%, 08/01/33	165	173,215
6.40%, 10/01/54, (5-year CMT + 2.63%)(c)	390	397,367
6.55%, 04/01/55, (5-year CMT + 2.14%)(c)	100	101,269
6.88%, 10/01/54, (5-year CMT + 2.79%)(c)	200	205,154
Sierra Pacific Power Co., 6.20%, 12/15/55, (5-year CMT + 2.55%)(c)	50	49,631
Southern California Edison Co.
2.25%, 06/01/30	125	113,217
2.75%, 02/01/32	50	44,468
2.85%, 08/01/29	124	117,090
4.88%, 02/01/27	115	115,687
5.15%, 06/01/29	135	137,710
5.20%, 06/01/34	235	237,111
5.25%, 03/15/30	155	159,130
5.30%, 03/01/28	170	173,352
5.45%, 06/01/31	155	160,402
5.45%, 03/01/35	200	204,131
5.65%, 10/01/28	100	103,452
5.85%, 11/01/27	160	164,391
5.95%, 11/01/32	210	222,996
6.00%, 01/15/34	115	121,298
6.65%, 04/01/29	93	98,047
Series 05-E, 5.35%, 07/15/35	100	101,189
Series A, 4.20%, 03/01/29	124	123,257
Series B, 3.65%, 03/01/28	93	91,656
Series D, 4.70%, 06/01/27	155	155,931
Series G, 2.50%, 06/01/31	140	125,492
Southern Co. (The)
4.85%, 06/15/28	155	157,809

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.85%, 03/15/35	$95	$94,702
5.11%, 08/01/27	190	192,979
5.20%, 06/15/33	180	186,054
5.50%, 03/15/29	225	233,802
5.70%, 10/15/32	90	95,806
5.70%, 03/15/34	240	253,731
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.07%)(c)	425	449,672
Series 21-B, 1.75%, 03/15/28	80	75,896
Series A, 3.70%, 04/30/30	234	229,006
Southern Power Co.
Series A, 4.25%, 10/01/30	105	104,855
Series B, 4.90%, 10/01/35	100	99,338
Southwestern Electric Power Co.
5.30%, 04/01/33	75	77,191
Series M, 4.10%, 09/15/28	125	124,840
Southwestern Public Service Co., 5.30%, 05/15/35	100	102,766
System Energy Resources Inc.
5.30%, 12/15/34	80	81,242
6.00%, 04/15/28	75	77,861
Tampa Electric Co.
2.40%, 03/15/31	110	100,471
4.90%, 03/01/29	130	133,203
5.15%, 03/01/35	90	91,803
Tucson Electric Power Co.
1.50%, 08/01/30	90	79,990
3.25%, 05/15/32	85	79,184
5.20%, 09/15/34	95	97,844
Union Electric Co.
2.15%, 03/15/32	130	114,336
2.95%, 06/15/27	90	88,853
2.95%, 03/15/30	141	134,684
3.50%, 03/15/29	133	131,039
5.20%, 04/01/34	145	150,212
5.25%, 04/15/35	145	150,502
Virginia Electric & Power Co.
2.30%, 11/15/31	130	115,952
2.40%, 03/30/32	65	57,964
5.00%, 04/01/33	210	215,649
5.00%, 01/15/34	125	127,594
5.05%, 08/15/34	135	137,716
5.15%, 03/15/35	170	174,005
5.30%, 08/15/33	75	78,293
Series A, 2.88%, 07/15/29	145	139,359
Series A, 3.50%, 03/15/27	210	208,867
Series A, 3.80%, 04/01/28	115	114,553
Series B, 3.75%, 05/15/27	155	154,570
Virginia Electric and Power Co., Series C, 4.90%, 09/15/35	155	155,377
WEC Energy Group Inc.
1.38%, 10/15/27	85	81,041
1.80%, 10/15/30	46	40,981
2.20%, 12/15/28	140	132,545
4.75%, 01/15/28	145	147,135
5.15%, 10/01/27	105	107,032
5.63%, 05/15/56, (5-year CMT + 1.90%)(c)	50	50,781
Wisconsin Electric Power Co.
1.70%, 06/15/28	130	123,396
4.15%, 10/15/30	105	105,010
4.60%, 10/01/34	145	145,246
4.75%, 09/30/32	125	128,031
Security	Par (000)	Value
Electric (continued)
5.00%, 05/15/29	$110	$113,313
5.63%, 05/15/33	30	32,313
Wisconsin Power and Light Co.
1.95%, 09/16/31	105	92,167
3.00%, 07/01/29	85	81,977
3.05%, 10/15/27	80	78,771
3.95%, 09/01/32	130	125,623
4.95%, 04/01/33	60	61,081
5.38%, 03/30/34	65	67,543
Wisconsin Public Service Corp., 4.55%, 12/01/29	80	81,543
Xcel Energy Inc.
1.75%, 03/15/27	110	106,726
2.35%, 11/15/31	70	62,452
2.60%, 12/01/29	150	140,747
3.35%, 12/01/26	127	126,091
3.40%, 06/01/30	145	139,824
4.00%, 06/15/28	215	214,849
4.60%, 06/01/32	150	149,773
4.75%, 03/21/28	50	50,702
5.45%, 08/15/33	185	192,277
5.50%, 03/15/34	185	191,961
5.60%, 04/15/35	185	192,854
		81,139,832
Electrical Components & Equipment — 0.0%
ABB Finance USA Inc., 3.80%, 04/03/28	40	40,225
Acuity Brands Lighting Inc., 2.15%, 12/15/30	110	99,601
Emerson Electric Co.
1.80%, 10/15/27	140	135,103
1.95%, 10/15/30	150	136,416
2.00%, 12/21/28	250	236,755
2.20%, 12/21/31	250	223,568
5.00%, 03/15/35	145	150,161
		1,021,829
Electronics — 0.3%
Allegion PLC, 3.50%, 10/01/29	105	102,063
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	80	79,186
5.41%, 07/01/32	90	94,183
5.60%, 05/29/34	115	121,175
Amphenol Corp.
2.20%, 09/15/31	235	210,672
2.80%, 02/15/30	215	204,490
3.80%, 11/15/27	185	184,668
3.90%, 11/15/28	90	89,996
4.13%, 11/15/30	185	184,800
4.35%, 06/01/29	110	111,293
4.38%, 06/12/28	155	156,612
4.40%, 02/15/33	240	238,937
4.63%, 02/15/36	300	296,999
5.00%, 01/15/35	65	66,804
5.05%, 04/05/27	145	147,108
5.05%, 04/05/29	120	123,744
5.25%, 04/05/34	120	125,605
Arrow Electronics Inc.
2.95%, 02/15/32	132	118,499
3.88%, 01/12/28	120	118,999
5.15%, 08/21/29	135	138,394
5.88%, 04/10/34	175	182,890
Avnet Inc.
3.00%, 05/15/31	94	85,331

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
5.50%, 06/01/32	$65	$66,245
6.25%, 03/15/28	115	119,150
Flex Ltd.
4.88%, 06/15/29	175	177,553
4.88%, 05/12/30	140	142,172
5.25%, 01/15/32	160	163,395
5.38%, 11/13/35	50	50,255
6.00%, 01/15/28	80	82,644
Honeywell International Inc.
1.10%, 03/01/27	285	275,500
1.75%, 09/01/31	304	266,709
1.95%, 06/01/30	240	219,300
2.70%, 08/15/29	205	196,062
4.25%, 01/15/29	170	171,541
4.50%, 01/15/34	240	239,126
4.65%, 07/30/27	220	222,803
4.70%, 02/01/30	200	204,764
4.75%, 02/01/32	215	220,088
4.88%, 09/01/29	125	128,935
4.95%, 02/15/28	170	173,944
4.95%, 09/01/31	120	124,931
5.00%, 02/15/33	325	337,038
5.00%, 03/01/35	120	123,026
Hubbell Inc.
2.30%, 03/15/31	70	63,827
3.15%, 08/15/27	80	78,847
3.50%, 02/15/28	120	118,940
4.80%, 11/15/35	50	50,068
Jabil Inc.
3.00%, 01/15/31	160	148,697
3.60%, 01/15/30	126	121,654
3.95%, 01/12/28	115	114,639
4.25%, 05/15/27	150	150,145
5.45%, 02/01/29	85	87,382
Keysight Technologies Inc.
3.00%, 10/30/29	132	126,201
4.60%, 04/06/27	204	204,842
4.95%, 10/15/34	135	136,808
5.35%, 07/30/30	125	130,328
TD SYNNEX Corp.
2.38%, 08/09/28	155	147,534
2.65%, 08/09/31	120	108,032
4.30%, 01/17/29	105	104,979
5.30%, 10/10/35	110	110,068
6.10%, 04/12/34	115	122,156
Trimble Inc.
4.90%, 06/15/28	125	126,898
6.10%, 03/15/33	190	204,979
Tyco Electronics Group SA
2.50%, 02/04/32	145	130,671
3.13%, 08/15/27	160	158,276
4.50%, 02/09/31	155	157,025
4.63%, 02/01/30	110	112,310
5.00%, 05/09/35	60	61,027
Vontier Corp.
2.40%, 04/01/28	120	114,637
2.95%, 04/01/31	175	160,135
		10,238,734
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc.
5.90%, 03/01/33	120	126,854
Security	Par (000)	Value
Engineering & Construction (continued)
6.35%, 08/18/28	$135	$142,471
MasTec Inc., 5.90%, 06/15/29	75	78,453
		347,778
Environmental Control — 0.2%
Republic Services Inc.
1.45%, 02/15/31	220	192,416
1.75%, 02/15/32	65	56,276
2.30%, 03/01/30	154	143,372
2.38%, 03/15/33	140	122,936
3.38%, 11/15/27	165	163,654
3.95%, 05/15/28	176	176,342
4.75%, 07/15/30	100	102,716
4.88%, 04/01/29	155	159,175
5.00%, 11/15/29	110	114,289
5.00%, 12/15/33	120	124,678
5.00%, 04/01/34	110	113,727
5.15%, 03/15/35	90	93,799
5.20%, 11/15/34	115	119,975
Veralto Corp.
5.35%, 09/18/28	150	154,886
5.45%, 09/18/33	180	189,006
Waste Connections Inc.
2.20%, 01/15/32	80	70,890
2.60%, 02/01/30	164	154,918
3.20%, 06/01/32	95	88,659
3.50%, 05/01/29	112	110,412
4.20%, 01/15/33	175	172,561
4.25%, 12/01/28	125	126,029
5.00%, 03/01/34	150	153,731
5.25%, 09/01/35	90	93,739
Waste Management Inc.
1.15%, 03/15/28	70	65,918
1.50%, 03/15/31	150	131,299
2.00%, 06/01/29	155	145,226
3.15%, 11/15/27	215	212,228
3.88%, 01/15/29	50	49,894
4.15%, 04/15/32	209	208,043
4.50%, 03/15/28	260	263,642
4.63%, 02/15/30	165	168,490
4.63%, 02/15/33	115	117,019
4.65%, 03/15/30	170	173,865
4.80%, 03/15/32	200	205,539
4.88%, 02/15/29	180	185,026
4.88%, 02/15/34	275	283,442
4.95%, 07/03/27	185	188,075
4.95%, 07/03/31	135	140,179
4.95%, 03/15/35	325	333,123
		5,869,194
Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	95	103,355
Campbell's Company/The
2.38%, 04/24/30	134	123,595
4.15%, 03/15/28	241	241,513
4.75%, 03/23/35	165	161,386
5.20%, 03/19/27	120	121,624
5.20%, 03/21/29	200	205,903
5.40%, 03/21/34	240	246,984
Conagra Brands Inc.
1.38%, 11/01/27	215	203,878
4.85%, 11/01/28	303	306,937

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.00%, 08/01/30	$110	$111,639
5.75%, 08/01/35	105	108,063
7.00%, 10/01/28	95	101,465
8.25%, 09/15/30	100	115,355
Flowers Foods Inc.
2.40%, 03/15/31	140	124,519
5.75%, 03/15/35(a)	115	116,047
General Mills Inc.
2.25%, 10/14/31	135	120,156
2.88%, 04/15/30	185	175,341
3.20%, 02/10/27	132	130,728
4.20%, 04/17/28	315	315,913
4.70%, 01/30/27	135	136,008
4.88%, 01/30/30	175	179,376
4.95%, 03/29/33	280	285,209
5.25%, 01/30/35(a)	115	118,176
5.50%, 10/17/28	145	150,576
Hershey Co. (The)
1.70%, 06/01/30	130	117,200
2.45%, 11/15/29	100	94,594
4.25%, 05/04/28	165	166,696
4.50%, 05/04/33	110	111,011
4.55%, 02/24/28	50	50,860
4.75%, 02/24/30	140	143,783
4.95%, 02/24/32	175	181,991
5.10%, 02/24/35	105	108,619
Hormel Foods Corp.
1.70%, 06/03/28	185	175,284
1.80%, 06/11/30	260	235,406
4.80%, 03/30/27	190	192,073
Ingredion Inc., 2.90%, 06/01/30	170	160,021
J M Smucker Co. (The)
2.13%, 03/15/32	120	103,826
2.38%, 03/15/30	135	125,559
3.38%, 12/15/27	140	138,381
4.25%, 03/15/35	45	42,696
5.90%, 11/15/28	205	215,115
6.20%, 11/15/33	215	233,978
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings Inc./JBS USA Food Co.
3.00%, 02/02/29	155	149,321
3.00%, 05/15/32	230	207,776
3.63%, 01/15/32	220	206,404
3.75%, 12/01/31	135	128,350
5.75%, 04/01/33	350	366,541
6.75%, 03/15/34	398	442,091
Kellanova
2.10%, 06/01/30	130	118,830
3.40%, 11/15/27	143	141,606
4.30%, 05/15/28	170	171,253
5.25%, 03/01/33	110	114,350
Series B, 7.45%, 04/01/31	95	109,404
Kraft Heinz Foods Co.
3.75%, 04/01/30	185	181,093
3.88%, 05/15/27	315	313,942
4.25%, 03/01/31	110	109,077
4.63%, 01/30/29	105	106,623
5.00%, 07/15/35	80	80,194
5.20%, 03/15/32	110	113,556
5.40%, 03/15/35(a)	135	139,383
6.75%, 03/15/32	85	94,759
Security	Par (000)	Value
Food (continued)
Kroger Co. (The)
1.70%, 01/15/31	$125	$110,157
2.20%, 05/01/30	115	106,019
3.70%, 08/01/27	160	159,419
4.50%, 01/15/29	190	192,742
5.00%, 09/15/34	525	532,792
7.50%, 04/01/31	110	126,034
McCormick & Co. Inc./MD
1.85%, 02/15/31	130	114,940
2.50%, 04/15/30	130	121,135
3.40%, 08/15/27	177	175,192
4.70%, 10/15/34	125	123,919
4.95%, 04/15/33	120	122,425
Mondelez International Inc.
1.50%, 02/04/31	145	126,283
1.88%, 10/15/32(a)	115	98,835
2.63%, 03/17/27	170	166,996
2.75%, 04/13/30	152	143,436
3.00%, 03/17/32	219	201,491
4.13%, 05/07/28	165	165,329
4.25%, 05/06/28	130	130,738
4.50%, 05/06/30	55	55,592
4.75%, 02/20/29	125	127,872
4.75%, 08/28/34	140	140,237
5.13%, 05/06/35	50	51,383
Pilgrim's Pride Corp.
3.50%, 03/01/32	215	198,503
4.25%, 04/15/31	250	242,975
6.25%, 07/01/33	250	268,604
6.88%, 05/15/34	135	149,824
Sysco Corp.
2.40%, 02/15/30	115	107,122
2.45%, 12/14/31	135	121,018
3.25%, 07/15/27	246	243,054
5.10%, 09/23/30	160	165,412
5.38%, 09/21/35	10	10,416
5.40%, 03/23/35	100	104,144
5.75%, 01/17/29	130	136,196
5.95%, 04/01/30	240	254,783
6.00%, 01/17/34	115	125,299
Tyson Foods Inc.
3.55%, 06/02/27	343	340,084
4.35%, 03/01/29	262	262,813
4.88%, 08/15/34	145	145,303
5.40%, 03/15/29	175	181,019
5.70%, 03/15/34	165	174,435
		16,419,362
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27	40	39,439
Georgia-Pacific LLC
7.75%, 11/15/29	150	170,148
8.88%, 05/15/31	115	140,333
International Paper Co., 5.00%, 09/15/35	5	5,022
Suzano Austria GmbH
2.50%, 09/15/28	90	84,955
3.13%, 01/15/32	220	196,706
3.75%, 01/15/31	300	282,412
5.00%, 01/15/30	225	225,728

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Forest Products & Paper (continued)
6.00%, 01/15/29	$370	$381,117
		1,525,860
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31	267	234,492
2.63%, 09/15/29	192	182,562
3.00%, 06/15/27	225	222,398
5.20%, 08/15/35	80	82,955
5.45%, 10/15/32	25	26,532
5.90%, 11/15/33	180	196,209
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	187	166,855
4.00%, 04/01/28	85	84,872
4.40%, 07/01/32	75	74,501
5.25%, 03/01/28	290	297,446
5.40%, 07/01/34	95	98,615
National Fuel Gas Co.
2.95%, 03/01/31	120	109,699
3.95%, 09/15/27	70	69,611
4.75%, 09/01/28	90	90,876
5.50%, 03/15/30	85	87,952
5.95%, 03/15/35	105	110,557
NiSource Inc.
1.70%, 02/15/31	264	231,275
2.95%, 09/01/29	199	190,739
3.49%, 05/15/27	280	277,838
3.60%, 05/01/30	240	233,389
5.20%, 07/01/29	140	144,536
5.25%, 03/30/28	295	302,634
5.35%, 04/01/34	140	145,016
5.35%, 07/15/35	205	210,533
5.40%, 06/30/33	85	88,346
5.75%, 07/15/56, (5-year CMT + 2.45%)(c)	75	75,879
6.38%, 03/31/55, (5-year CMT + 2.52%)(c)	110	113,596
ONE Gas Inc.
2.00%, 05/15/30	75	68,912
4.25%, 09/01/32	75	74,401
5.10%, 04/01/29	110	113,519
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31	110	100,090
3.50%, 06/01/29	167	163,874
5.10%, 02/15/35	75	76,749
5.40%, 06/15/33	95	99,404
Southern California Gas Co.
2.95%, 04/15/27	325	320,423
5.05%, 09/01/34	120	122,965
5.20%, 06/01/33	140	145,184
5.45%, 06/15/35	180	188,284
Series XX, 2.55%, 02/01/30	225	212,120
Southern Co. Gas Capital Corp.
4.95%, 09/15/34	110	110,874
5.15%, 09/15/32	105	108,297
5.75%, 09/15/33	115	122,451
Series 2020-A, 1.75%, 01/15/31	198	175,044
Series A, 4.05%, 09/15/28	95	95,039
Series B, 5.10%, 09/15/35	65	65,789
Southwest Gas Corp.
2.20%, 06/15/30	122	111,375
3.70%, 04/01/28	85	84,214
4.05%, 03/15/32	150	145,371
5.45%, 03/23/28	110	112,963
Security	Par (000)	Value
Gas (continued)
5.80%, 12/01/27	$70	$72,067
Spire Missouri Inc.
4.80%, 02/15/33	55	55,648
Series 2034, 5.15%, 08/15/34	55	56,917
		7,151,887
Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31	65	59,926
4.63%, 06/15/28	90	90,457
Snap-on Inc., 3.25%, 03/01/27	25	24,772
Stanley Black & Decker Inc.
2.30%, 03/15/30	190	173,450
3.00%, 05/15/32	165	149,223
4.25%, 11/15/28	145	145,202
6.00%, 03/06/28	95	98,506
		741,536
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28	143	135,479
1.40%, 06/30/30	171	153,410
Agilent Technologies Inc.
2.10%, 06/04/30	130	118,792
2.30%, 03/12/31	215	194,696
2.75%, 09/15/29	140	133,183
4.20%, 09/09/27	140	140,419
4.75%, 09/09/34	130	130,450
Baxter International Inc.
1.73%, 04/01/31	170	145,768
1.92%, 02/01/27	330	321,501
2.27%, 12/01/28	280	263,570
2.54%, 02/01/32	360	314,769
3.95%, 04/01/30	155	151,052
4.45%, 02/15/29	30	30,129
4.90%, 12/15/30	140	140,852
5.65%, 12/15/35	150	152,755
Boston Scientific Corp.
2.65%, 06/01/30	305	287,783
4.00%, 03/01/28	100	100,325
Dentsply Sirona Inc., 3.25%, 06/01/30	178	164,410
DH Europe Finance II SARL, 2.60%, 11/15/29	200	189,734
Edwards Lifesciences Corp., 4.30%, 06/15/28	164	164,638
GE HealthCare Technologies Inc.
4.80%, 08/14/29	205	209,774
4.80%, 01/15/31	80	81,656
5.50%, 06/15/35	125	130,590
5.65%, 11/15/27	465	478,488
5.86%, 03/15/30	295	312,720
5.91%, 11/22/32	490	529,273
Medtronic Global Holdings SCA
4.25%, 03/30/28	248	249,762
4.50%, 03/30/33	245	246,620
Medtronic Inc., 4.38%, 03/15/35	400	396,311
Revvity Inc.
1.90%, 09/15/28	130	122,235
2.25%, 09/15/31	140	123,566
2.55%, 03/15/31	100	90,494
3.30%, 09/15/29	156	150,545
Smith & Nephew PLC
2.03%, 10/14/30	255	229,257
5.15%, 03/20/27	105	106,183

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
5.40%, 03/20/34	$140	$146,138
Solventum Corp.
5.40%, 03/01/29	208	215,119
5.45%, 02/25/27	71	71,998
5.45%, 03/13/31	220	229,969
5.60%, 03/23/34	380	397,244
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/31	175	161,200
Stryker Corp.
1.95%, 06/15/30	275	250,190
3.65%, 03/07/28	140	139,416
4.25%, 09/11/29	240	242,068
4.55%, 02/10/27	135	136,004
4.63%, 09/11/34	95	95,171
4.70%, 02/10/28	150	152,345
4.85%, 12/08/28	160	164,011
4.85%, 02/10/30	150	154,280
5.20%, 02/10/35	205	212,902
Thermo Fisher Scientific Inc.
1.75%, 10/15/28	165	155,526
2.00%, 10/15/31	275	245,785
2.60%, 10/01/29	250	237,678
4.20%, 03/01/31	90	90,192
4.47%, 10/07/32	105	105,791
4.79%, 10/07/35	100	100,977
4.80%, 11/21/27	155	157,786
4.95%, 11/21/32	130	135,230
4.98%, 08/10/30	185	191,910
5.00%, 12/05/26	240	242,391
5.00%, 01/31/29	155	159,885
5.09%, 08/10/33	210	219,044
5.20%, 01/31/34	110	115,142
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	220	198,828
4.70%, 02/19/27	115	115,804
5.05%, 02/19/30	165	170,161
5.20%, 09/15/34	160	164,208
5.35%, 12/01/28	135	139,666
5.50%, 02/19/35	85	88,778
		12,694,026
Health Care - Services — 0.8%
Adventist Health System/West
5.43%, 03/01/32	85	87,632
5.76%, 12/01/34	90	93,480
Series 2025, 4.74%, 12/01/30	65	65,753
Advocate Health & Hospitals Corp., 3.83%, 08/15/28	110	109,770
Ascension Health
Series 2025, 4.08%, 11/15/28	35	35,192
Series 2025, 4.29%, 11/15/30	95	95,690
Series 2025, 4.92%, 11/15/35	70	71,118
Series B, 2.53%, 11/15/29	216	204,651
Banner Health
1.90%, 01/01/31	100	89,976
2.34%, 01/01/30	135	126,504
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30	115	103,293
Bon Secours Mercy Health Inc.
3.46%, 06/01/30	185	180,953
Series 2018, 4.30%, 07/01/28	100	100,549
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	120	108,821
Security	Par (000)	Value
Health Care - Services (continued)
Centene Corp.
2.45%, 07/15/28	$505	$470,254
2.50%, 03/01/31	485	418,229
2.63%, 08/01/31	255	218,614
3.00%, 10/15/30	490	437,169
3.38%, 02/15/30	410	376,867
4.25%, 12/15/27	465	459,480
4.63%, 12/15/29	720	696,885
CHRISTUS Health, Series C, 4.34%, 07/01/28	30	30,132
Cigna Group (The)
2.38%, 03/15/31	425	384,844
2.40%, 03/15/30	313	290,884
3.05%, 10/15/27	135	132,830
3.40%, 03/01/27	315	312,734
4.38%, 10/15/28	825	832,759
4.50%, 09/15/30	175	176,383
4.88%, 09/15/32	185	188,343
5.00%, 05/15/29	190	195,282
5.13%, 05/15/31	160	165,764
5.25%, 02/15/34	270	279,528
5.25%, 01/15/36	175	179,450
5.40%, 03/15/33	165	172,849
CommonSpirit Health
2.78%, 10/01/30	87	81,410
3.35%, 10/01/29	172	166,705
4.35%, 09/01/30	65	65,094
4.98%, 09/01/35	60	59,991
5.21%, 12/01/31	130	135,061
5.32%, 12/01/34	150	154,426
6.07%, 11/01/27	110	113,763
Elevance Health Inc.
2.25%, 05/15/30	259	238,415
2.55%, 03/15/31	245	224,036
2.88%, 09/15/29	199	189,893
3.65%, 12/01/27	450	446,905
4.00%, 09/15/28	135	134,710
4.10%, 03/01/28	275	275,196
4.10%, 05/15/32	210	204,916
4.60%, 09/15/32	125	125,085
4.75%, 02/15/30	160	163,378
4.75%, 02/15/33	275	277,155
4.95%, 11/01/31	210	215,225
5.00%, 01/15/36	125	125,208
5.15%, 06/15/29	145	149,542
5.20%, 02/15/35	260	266,425
5.38%, 06/15/34	230	238,591
5.50%, 10/15/32	110	116,065
5.95%, 12/15/34	50	53,745
HCA Inc.
2.38%, 07/15/31	245	219,649
3.13%, 03/15/27	235	232,038
3.38%, 03/15/29	115	112,189
3.50%, 09/01/30	645	621,613
3.63%, 03/15/32	422	400,230
4.13%, 06/15/29	532	531,072
4.30%, 11/15/30	130	129,740
4.50%, 02/15/27	227	227,530
4.60%, 11/15/32	210	209,935
4.90%, 11/15/35	185	184,286
5.00%, 03/01/28	55	56,066
5.20%, 06/01/28	290	297,286

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.25%, 03/01/30	$90	$93,219
5.45%, 04/01/31	325	340,204
5.45%, 09/15/34	260	270,096
5.50%, 03/01/32	200	209,647
5.50%, 06/01/33	275	288,523
5.60%, 04/01/34	260	272,336
5.63%, 09/01/28	335	345,921
5.75%, 03/01/35	410	432,856
5.88%, 02/01/29	235	244,918
Humana Inc.
1.35%, 02/03/27	210	203,302
2.15%, 02/03/32	145	125,815
3.13%, 08/15/29	115	110,451
3.70%, 03/23/29	245	240,374
3.95%, 03/15/27	125	124,658
4.88%, 04/01/30	135	136,878
5.38%, 04/15/31	370	382,772
5.55%, 05/01/35	10	10,266
5.75%, 03/01/28	160	165,357
5.75%, 12/01/28	125	130,072
5.88%, 03/01/33	175	184,718
5.95%, 03/15/34	240	253,367
ICON Investments Six DAC
5.85%, 05/08/29	200	208,933
6.00%, 05/08/34	70	73,935
IQVIA Inc.
5.70%, 05/15/28	100	103,163
6.25%, 02/01/29	290	305,803
Kaiser Foundation Hospitals, 3.15%, 05/01/27	166	164,476
Laboratory Corp. of America Holdings
2.70%, 06/01/31	110	101,106
2.95%, 12/01/29	81	77,181
3.60%, 09/01/27	163	162,007
4.35%, 04/01/30	185	185,532
4.55%, 04/01/32	120	120,388
4.80%, 10/01/34	160	159,316
OhioHealth Corp., 2.30%, 11/15/31	115	103,875
PeaceHealth Obligated Group
4.34%, 11/15/28	15	15,103
4.86%, 11/15/32	20	20,287
Piedmont Healthcare Inc., 2.04%, 01/01/32	100	87,034
Providence St Joseph Health Obligated Group, 5.37%, 10/01/32	195	202,897
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33	90	93,514
Series 19A, 2.53%, 10/01/29	65	61,352
Quest Diagnostics Inc.
2.80%, 06/30/31	130	120,223
2.95%, 06/30/30	230	218,105
4.20%, 06/30/29	120	120,500
4.60%, 12/15/27	110	111,365
4.63%, 12/15/29	125	127,308
5.00%, 12/15/34	165	168,301
6.40%, 11/30/33	165	183,766
Rush Obligated Group, Series 2020, 3.92%, 11/15/29	106	105,279
SSM Health Care Corp.
4.89%, 06/01/28	65	66,203
Series A, 3.82%, 06/01/27	315	314,463
Stanford Health Care, Series 2020, 3.31%, 08/15/30	115	111,318
Security	Par (000)	Value
Health Care - Services (continued)
Sutter Health
Series 2025, 5.21%, 08/15/32	$40	$41,702
Series 2025, 5.54%, 08/15/35	115	121,728
Series 20A, 2.29%, 08/15/30	10	9,229
UnitedHealth Group Inc.
3.70%, 05/15/27	150	149,648
2.00%, 05/15/30	330	301,947
2.30%, 05/15/31	350	316,443
2.88%, 08/15/29	234	224,784
2.95%, 10/15/27	253	249,036
3.38%, 04/15/27	185	183,646
3.45%, 01/15/27	175	174,132
3.85%, 06/15/28	260	259,624
3.88%, 12/15/28	188	187,622
4.00%, 05/15/29	198	198,043
4.20%, 05/15/32	330	327,353
4.25%, 01/15/29	280	282,108
4.40%, 06/15/28	160	161,917
4.50%, 04/15/33	395	393,561
4.60%, 04/15/27	120	120,984
4.63%, 07/15/35	60	59,772
4.65%, 01/15/31	160	162,884
4.70%, 04/15/29	95	97,188
4.80%, 01/15/30	285	292,520
4.90%, 04/15/31	260	267,784
4.95%, 01/15/32	320	329,429
5.00%, 04/15/34	285	291,655
5.15%, 07/15/34	455	470,144
5.25%, 02/15/28	245	251,830
5.30%, 02/15/30	275	287,459
5.30%, 06/15/35	50	52,112
5.35%, 02/15/33	285	298,809
Universal Health Services Inc.
2.65%, 10/15/30	205	187,092
2.65%, 01/15/32	120	105,875
4.63%, 10/15/29	120	120,777
5.05%, 10/15/34	85	83,782
UPMC, 5.04%, 05/15/33	30	30,823
		30,887,161
Holding Companies - Diversified — 0.3%
Apollo Debt Solutions BDC
5.88%, 08/30/30(b)	60	60,813
6.55%, 03/15/32(b)	115	119,547
6.70%, 07/29/31	225	236,426
6.90%, 04/13/29	215	225,474
Ares Capital Corp.
2.88%, 06/15/27	210	205,158
2.88%, 06/15/28	300	286,270
3.20%, 11/15/31	175	155,211
5.10%, 01/15/31	95	93,907
5.50%, 09/01/30	175	176,501
5.80%, 03/08/32	225	227,594
5.88%, 03/01/29	230	236,124
5.95%, 07/15/29	190	195,351
7.00%, 01/15/27	210	215,479
Ares Strategic Income Fund
4.85%, 01/15/29(b)	75	74,062
5.15%, 01/15/31(b)	75	73,757
5.45%, 09/09/28(b)	50	50,289
5.60%, 02/15/30	185	185,942
5.70%, 03/15/28	140	141,798

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
5.80%, 09/09/30(b)	$195	$197,251
6.20%, 03/21/32	175	179,531
6.35%, 08/15/29	175	180,436
Bain Capital Specialty Finance Inc., 5.95%, 03/15/30	70	69,931
Barings BDC Inc.
5.20%, 09/15/28	15	14,937
7.00%, 02/15/29(a)	80	82,785
Barings Private Credit Corp., 6.15%, 06/11/30(b)	50	49,650
Blackstone Private Credit Fund
2.63%, 12/15/26	289	283,125
3.25%, 03/15/27	160	157,197
4.00%, 01/15/29	170	165,198
4.95%, 09/26/27	80	80,437
5.05%, 09/10/30	55	54,265
5.25%, 04/01/30	85	84,729
5.60%, 11/22/29	110	111,360
5.95%, 07/16/29	145	148,177
6.00%, 01/29/32	245	250,526
6.00%, 11/22/34(a)	200	203,281
6.25%, 01/25/31	115	119,107
7.30%, 11/27/28	145	154,145
Blackstone Secured Lending Fund
2.13%, 02/15/27	170	164,856
2.85%, 09/30/28	173	163,492
5.13%, 01/31/31(a)	50	49,523
5.30%, 06/30/30	105	105,331
5.35%, 04/13/28	140	141,405
5.88%, 11/15/27	95	96,954
Blue Owl Capital Corp.
2.63%, 01/15/27	115	112,058
2.88%, 06/11/28	190	179,225
5.95%, 03/15/29	120	121,602
6.20%, 07/15/30	60	61,237
Blue Owl Capital Corp. III, 3.13%, 04/13/27	90	87,754
Blue Owl Credit Income Corp.
4.70%, 02/08/27	175	174,112
5.80%, 03/15/30	235	234,596
6.60%, 09/15/29	160	164,470
6.65%, 03/15/31	175	180,868
7.75%, 09/16/27	120	124,892
7.75%, 01/15/29	115	121,749
7.95%, 06/13/28	150	158,915
Blue Owl Technology Finance Corp.
2.50%, 01/15/27	85	82,389
6.10%, 03/15/28(b)	105	105,314
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(a)	165	168,051
Capital Southwest Corp., 5.95%, 09/18/30	25	25,124
Carlyle Secured Lending Inc.
5.75%, 02/15/31	25	24,590
6.75%, 02/18/30	15	15,407
Franklin BSP Capital Corp.
6.00%, 10/02/30(b)	50	49,444
7.20%, 06/15/29	115	118,723
FS KKR Capital Corp.
2.63%, 01/15/27	90	87,326
3.13%, 10/12/28	170	157,418
3.25%, 07/15/27	15	14,466
6.13%, 01/15/30	75	74,576
6.13%, 01/15/31	50	49,165
Security	Par (000)	Value
Holding Companies - Diversified (continued)
6.88%, 08/15/29	$125	$127,210
7.88%, 01/15/29	105	109,389
Goldman Sachs BDC Inc.
5.65%, 09/09/30	65	65,631
6.38%, 03/11/27	50	51,097
Goldman Sachs Private Credit Corp.
5.38%, 01/31/29(b)	25	24,989
5.88%, 05/06/28(a)(b)	50	50,827
5.88%, 01/31/31(b)	25	25,066
6.25%, 05/06/30(b)	130	132,471
Golub Capital BDC Inc.
2.05%, 02/15/27	60	57,995
6.00%, 07/15/29	165	168,260
7.05%, 12/05/28	140	147,259
Golub Capital Private Credit Fund
5.45%, 08/15/28(a)	100	100,575
5.80%, 09/12/29	105	106,230
5.88%, 05/01/30	50	50,676
HA Sustainable Infrastructure Capital Inc.
6.15%, 01/15/31	50	51,330
6.38%, 07/01/34	175	178,845
6.75%, 07/15/35	150	155,684
Main Street Capital Corp.
5.40%, 08/15/28	20	20,047
6.50%, 06/04/27	120	122,595
6.95%, 03/01/29	70	72,825
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27(a)	55	54,880
6.00%, 05/19/30	65	66,509
6.15%, 05/17/29	100	103,142
MSD Investment Corp., 6.25%, 05/31/30(b)	105	105,552
New Mountain Finance Corp.
6.20%, 10/15/27	10	10,171
6.88%, 02/01/29	70	71,381
North Haven Private Income Fund LLC
5.13%, 09/25/28(a)(b)	50	49,775
5.75%, 02/01/30	25	25,020
Oaktree Specialty Lending Corp.
2.70%, 01/15/27	120	116,624
6.34%, 02/27/30(a)	55	55,138
7.10%, 02/15/29	75	77,150
Oaktree Strategic Credit Fund
6.19%, 07/15/30(b)	60	60,453
6.50%, 07/23/29	95	97,842
8.40%, 11/14/28	80	86,260
Sixth Street Lending Partners
5.75%, 01/15/30	105	106,328
6.13%, 07/15/30(b)	160	164,404
6.50%, 03/11/29	160	166,235
Sixth Street Specialty Lending Inc.
5.63%, 08/15/30	50	50,630
6.13%, 03/01/29(a)	90	92,389
6.95%, 08/14/28	25	26,263
		12,365,950
Home Builders — 0.1%
DR Horton Inc.
1.40%, 10/15/27	130	124,217
4.85%, 10/15/30	90	92,295
5.00%, 10/15/34	170	173,202
Lennar Corp.
4.75%, 11/29/27	173	174,386

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
5.00%, 06/15/27	$100	$100,768
5.20%, 07/30/30	155	160,073
Meritage Homes Corp.
5.13%, 06/06/27	30	30,182
5.65%, 03/15/35	125	128,196
NVR Inc., 3.00%, 05/15/30	240	228,419
PulteGroup Inc.
5.00%, 01/15/27	121	121,918
6.00%, 02/15/35	15	16,227
6.38%, 05/15/33	85	93,457
7.88%, 06/15/32	80	93,750
Sekisui House U.S., Inc.
2.50%, 01/15/31	97	86,541
3.85%, 01/15/30	80	77,369
Toll Brothers Finance Corp.
3.80%, 11/01/29	122	119,743
4.35%, 02/15/28	100	100,415
4.88%, 03/15/27	105	105,613
5.60%, 06/15/35	105	108,566
		2,135,337
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27	120	117,679
4.40%, 03/15/29	128	125,851
		243,530
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	90	78,939
2.65%, 04/30/30	160	149,756
4.88%, 12/06/28	160	163,325
5.75%, 03/15/33	110	116,725
Church & Dwight Co. Inc.
2.30%, 12/15/31	125	111,547
3.15%, 08/01/27	125	123,561
5.60%, 11/15/32	130	138,770
Clorox Co. (The)
1.80%, 05/15/30	120	108,335
3.10%, 10/01/27	140	137,994
3.90%, 05/15/28	120	119,956
4.40%, 05/01/29	135	136,492
4.60%, 05/01/32	160	161,921
Kimberly-Clark Corp.
1.05%, 09/15/27	185	176,543
2.00%, 11/02/31(a)	175	157,805
3.10%, 03/26/30	180	173,479
3.20%, 04/25/29	176	172,023
3.95%, 11/01/28	165	165,840
4.50%, 02/16/33	120	122,117
		2,515,128
Insurance — 0.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	95	114,229
Aegon Ltd., 5.50%, 04/11/48, (6-mo. SOFR US + 3.97%)(c)	200	202,198
Aflac Inc., 3.60%, 04/01/30	195	191,926
Alleghany Corp., 3.63%, 05/15/30	155	151,908
Allstate Corp. (The)
1.45%, 12/15/30	165	144,017
3.28%, 12/15/26	172	170,847
5.05%, 06/24/29	100	103,334
5.25%, 03/30/33	165	172,077
Security	Par (000)	Value
Insurance (continued)
5.35%, 06/01/33	$50	$52,292
5.55%, 05/09/35	110	115,947
American Financial Group Inc., 5.00%, 09/23/35	55	54,002
American Financial Group Inc./OH, 5.25%, 04/02/30	5	5,242
American International Group Inc.
3.40%, 06/30/30	129	124,423
3.88%, 01/15/35	5	4,710
4.20%, 04/01/28(a)	129	129,257
4.85%, 05/07/30	30	30,760
5.13%, 03/27/33	180	186,143
5.45%, 05/07/35	205	214,753
American National Group Inc.
5.00%, 06/15/27	170	171,138
5.75%, 10/01/29	20	20,721
6.00%, 07/15/35	150	151,891
Aon Corp.
2.80%, 05/15/30	229	215,977
3.75%, 05/02/29	181	178,774
4.50%, 12/15/28	97	98,267
8.21%, 01/01/27	45	46,839
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	115	101,645
2.60%, 12/02/31	115	104,035
2.85%, 05/28/27	265	260,354
5.00%, 09/12/32	107	110,075
5.35%, 02/28/33	160	167,178
Aon North America Inc.
5.13%, 03/01/27	130	131,588
5.15%, 03/01/29	255	262,930
5.30%, 03/01/31	85	88,672
5.45%, 03/01/34	410	428,791
Arch Capital Finance LLC, 4.01%, 12/15/26	176	175,923
Arch Capital Group Ltd., 7.35%, 05/01/34	30	35,165
Arthur J Gallagher & Co.
2.40%, 11/09/31	110	98,230
4.60%, 12/15/27	240	242,329
4.85%, 12/15/29	85	86,919
5.00%, 02/15/32	85	86,959
5.15%, 02/15/35	315	319,941
5.45%, 07/15/34	95	98,911
5.50%, 03/02/33	15	15,678
6.50%, 02/15/34	120	132,974
Assurant Inc.
2.65%, 01/15/32	80	70,890
3.70%, 02/22/30	95	92,523
4.90%, 03/27/28	115	116,453
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31	195	184,010
6.13%, 09/15/28	40	42,043
Athene Holding Ltd.
3.50%, 01/15/31	185	175,267
4.13%, 01/12/28	310	309,131
5.88%, 01/15/34	138	143,312
6.15%, 04/03/30	134	142,096
6.63%, 10/15/54, (5-year CMT + 2.61%)(c)	125	121,874
6.65%, 02/01/33	140	151,341
6.88%, 06/28/55, (5-year CMT + 2.58%)(c)	120	117,590
AXA SA, 8.60%, 12/15/30	220	260,376
Axis Specialty Finance LLC, 3.90%, 07/15/29	109	107,611
Axis Specialty Finance PLC, 4.00%, 12/06/27	140	139,421

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	$151	$134,522
1.85%, 03/12/30	95	87,442
2.30%, 03/15/27	255	250,656
2.88%, 03/15/32	205	192,626
Brighthouse Financial Inc.
3.70%, 06/22/27	70	68,601
5.63%, 05/15/30(a)	170	171,643
Brown & Brown Inc.
2.38%, 03/15/31	175	156,734
4.20%, 03/17/32	140	135,446
4.50%, 03/15/29	100	100,386
4.60%, 12/23/26	100	100,421
4.70%, 06/23/28	155	156,548
4.90%, 06/23/30	105	106,434
5.25%, 06/23/32	105	107,570
5.55%, 06/23/35	190	195,352
5.65%, 06/11/34	125	129,695
Chubb INA Holdings LLC
1.38%, 09/15/30	280	246,812
4.65%, 08/15/29	310	317,099
4.90%, 08/15/35	215	217,554
5.00%, 03/15/34	385	396,026
Cincinnati Financial Corp.
6.13%, 11/01/34	30	32,451
6.92%, 05/15/28	114	121,671
CNA Financial Corp.
2.05%, 08/15/30	155	139,742
3.45%, 08/15/27	175	173,037
3.90%, 05/01/29	166	164,394
5.13%, 02/15/34	125	126,241
5.20%, 08/15/35	135	136,479
5.50%, 06/15/33	70	72,811
CNO Financial Group Inc.
5.25%, 05/30/29	140	142,609
6.45%, 06/15/34	150	159,046
Corebridge Financial Inc.
3.65%, 04/05/27	440	436,601
3.85%, 04/05/29	280	275,876
3.90%, 04/05/32	355	337,722
5.75%, 01/15/34	185	193,186
6.05%, 09/15/33	115	122,472
6.38%, 09/15/54, (5-year CMT + 2.65%)(c)	140	141,071
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.01%)(c)	50	49,343
Enstar Group Ltd.
3.10%, 09/01/31	160	144,260
4.95%, 06/01/29	173	175,101
Equitable Holdings Inc.
4.35%, 04/20/28	263	264,090
5.59%, 01/11/33	120	125,682
6.70%, 03/28/55, (5-year CMT + 2.39%)(c)	100	104,171
Essent Group Ltd., 6.25%, 07/01/29	135	141,244
F&G Annuities & Life Inc.
6.25%, 10/04/34	125	126,908
6.50%, 06/04/29	150	156,456
7.40%, 01/13/28	125	131,084
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	80	75,363
4.63%, 04/29/30	140	140,642
4.85%, 04/17/28	194	196,409
Security	Par (000)	Value
Insurance (continued)
5.63%, 08/16/32	$220	$230,044
6.00%, 12/07/33	95	101,208
Fidelity National Financial Inc.
2.45%, 03/15/31	150	134,067
3.40%, 06/15/30	145	138,273
4.50%, 08/15/28	145	145,735
First American Financial Corp.
2.40%, 08/15/31	155	135,859
4.00%, 05/15/30	100	96,991
5.45%, 09/30/34	110	111,415
Globe Life Inc.
2.15%, 08/15/30	130	117,862
4.55%, 09/15/28	175	176,824
4.80%, 06/15/32	100	100,747
5.85%, 09/15/34	90	94,579
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30	104	94,695
5.50%, 09/01/35	55	56,144
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29	155	147,994
Horace Mann Educators Corp.
4.70%, 10/01/30	90	89,726
7.25%, 09/15/28	75	80,502
Jackson Financial Inc.
3.13%, 11/23/31	185	168,462
5.17%, 06/08/27	95	96,080
5.67%, 06/08/32	95	98,513
Kemper Corp.
2.40%, 09/30/30	130	116,157
3.80%, 02/23/32	110	101,592
Lincoln National Corp.
3.05%, 01/15/30	190	181,285
3.40%, 01/15/31	115	109,030
3.40%, 03/01/32	60	55,767
3.63%, 12/12/26	15	14,931
3.80%, 03/01/28	155	153,995
5.35%, 11/15/35	75	75,278
5.85%, 03/15/34	75	78,888
Loews Corp.
3.20%, 05/15/30	185	177,326
6.00%, 02/01/35	10	10,854
Manulife Financial Corp.
2.48%, 05/19/27	185	181,097
3.70%, 03/16/32	245	235,862
4.06%, 02/24/32, (5-year USD ICE Swap +1.65%)(c)	170	169,195
Markel Group Inc.
3.35%, 09/17/29	118	113,923
3.50%, 11/01/27	120	118,566
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	160	146,147
2.38%, 12/15/31	105	94,217
4.38%, 03/15/29	365	369,225
4.55%, 11/08/27	330	333,866
4.65%, 03/15/30	235	239,798
4.85%, 11/15/31	295	302,862
5.00%, 03/15/35	600	610,612
5.15%, 03/15/34	110	113,982
5.40%, 09/15/33	150	158,041
5.75%, 11/01/32	107	115,146
5.88%, 08/01/33	45	48,987

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Mercury General Corp., 4.40%, 03/15/27	$105	$104,890
MetLife Inc.
4.55%, 03/23/30	294	300,463
5.30%, 12/15/34	70	73,045
5.38%, 07/15/33	263	277,630
5.70%, 06/15/35	315	337,800
6.38%, 06/15/34	145	163,131
6.50%, 12/15/32	125	140,904
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(c)	200	211,202
MGIC Investment Corp., 5.25%, 08/15/28	130	129,997
NMI Holdings Inc., 6.00%, 08/15/29	65	67,464
Old Republic International Corp., 5.75%, 03/28/34	110	115,127
PartnerRe Finance B LLC, 3.70%, 07/02/29	280	274,555
Primerica Inc., 2.80%, 11/19/31	160	145,188
Principal Financial Group Inc.
2.13%, 06/15/30	150	136,431
3.70%, 05/15/29	156	153,515
5.38%, 03/15/33	120	124,799
Progressive Corp. (The)
2.45%, 01/15/27	155	152,605
2.50%, 03/15/27	160	157,265
3.00%, 03/15/32	155	143,709
3.20%, 03/26/30	110	106,256
4.00%, 03/01/29	143	143,371
4.95%, 06/15/33	125	128,773
6.25%, 12/01/32	100	111,491
6.63%, 03/01/29	90	97,410
Prudential Financial Inc.
2.10%, 03/10/30	125	116,100
3.70%, 10/01/50, (5-year CMT + 3.04%)(c)	125	116,243
3.88%, 03/27/28	217	216,925
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(c)	110	108,557
5.13%, 03/01/52, (5-year CMT + 3.16%)(c)	200	198,205
5.20%, 03/14/35	145	149,314
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(c)	210	212,153
5.75%, 07/15/33	140	151,581
6.00%, 09/01/52, (5-year CMT + 3.23%)(c)	315	326,192
6.50%, 03/15/54, (5-year CMT + 2.40%)(c)	200	210,531
6.75%, 03/01/53, (5-year CMT + 2.85%)(c)	120	127,595
Prudential Funding Asia PLC
3.13%, 04/14/30	251	240,876
3.63%, 03/24/32	105	99,991
Reinsurance Group of America Inc.
3.15%, 06/15/30	185	175,442
3.90%, 05/15/29	180	178,159
5.75%, 09/15/34	150	156,619
6.00%, 09/15/33	20	21,405
6.65%, 09/15/55, (5-year CMT + 2.39%)(c)	150	154,358
RenaissanceRe Finance Inc., 3.45%, 07/01/27	100	98,794
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	130	127,402
5.75%, 06/05/33	170	178,615
5.80%, 04/01/35	110	115,541
Selective Insurance Group Inc., 5.90%, 04/15/35	40	41,923
SiriusPoint Ltd., 7.00%, 04/05/29	125	131,058
Stewart Information Services Corp., 3.60%, 11/15/31	135	120,867
Travelers Companies Inc. (The), 5.05%, 07/24/35	105	107,457
Travelers Property Casualty Corp., 6.38%, 03/15/33	75	84,891
Security	Par (000)	Value
Insurance (continued)
Unum Group
4.00%, 06/15/29	$100	$99,004
5.25%, 12/15/35	50	49,931
Willis North America Inc.
2.95%, 09/15/29	193	183,816
4.50%, 09/15/28	150	151,175
4.65%, 06/15/27	235	236,648
5.35%, 05/15/33	195	202,572
		31,580,946
Internet — 0.6%
Alibaba Group Holding Ltd.
2.13%, 02/09/31	345	314,672
3.40%, 12/06/27(a)	560	554,500
4.50%, 11/28/34	40	39,815
5.25%, 05/26/35	250	261,621
Alphabet Inc.
0.80%, 08/15/27	345	329,325
1.10%, 08/15/30	475	419,859
3.88%, 11/15/28	85	85,517
4.00%, 05/15/30	210	211,324
4.10%, 11/15/30	350	353,224
4.38%, 11/15/32	120	121,378
4.50%, 05/15/35	330	332,524
4.70%, 11/15/35	450	457,343
Amazon.com Inc.
1.20%, 06/03/27	310	298,825
1.50%, 06/03/30	439	396,111
1.65%, 05/12/28	522	496,873
2.10%, 05/12/31	655	593,085
3.15%, 08/22/27	822	814,837
3.30%, 04/13/27	465	462,555
3.45%, 04/13/29	343	339,157
3.60%, 04/13/32	595	579,205
3.90%, 11/20/28	345	346,390
4.10%, 11/20/30	425	427,428
4.35%, 03/20/33	315	317,290
4.55%, 12/01/27	460	467,185
4.65%, 12/01/29	365	374,928
4.65%, 11/20/35	490	495,271
4.70%, 12/01/32	525	541,426
4.80%, 12/05/34	205	212,480
AppLovin Corp.
5.13%, 12/01/29	225	230,291
5.38%, 12/01/31	140	145,586
5.50%, 12/01/34	255	263,784
Baidu Inc.
3.43%, 04/07/30	50	48,687
3.63%, 07/06/27	200	198,986
4.38%, 03/29/28	55	55,427
4.88%, 11/14/28	50	51,202
Booking Holdings Inc., 3.55%, 03/15/28	150	148,793
eBay Inc.
2.60%, 05/10/31	205	187,777
2.70%, 03/11/30	260	244,480
3.60%, 06/05/27	236	234,419
4.25%, 03/06/29	75	75,314
5.13%, 11/06/35	100	100,467
5.95%, 11/22/27(a)	50	51,819
6.30%, 11/22/32	115	126,396
Expedia Group Inc.
2.95%, 03/15/31	133	123,729

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
3.25%, 02/15/30	$275	$264,205
3.80%, 02/15/28	275	273,272
4.63%, 08/01/27	230	231,503
5.40%, 02/15/35	210	216,878
JD.com Inc., 3.38%, 01/14/30	200	195,201
Meta Platforms Inc.
3.50%, 08/15/27	650	647,800
3.85%, 08/15/32	740	722,383
4.20%, 11/15/30	470	473,344
4.30%, 08/15/29(a)	155	157,376
4.55%, 08/15/31	270	275,967
4.60%, 05/15/28	165	168,274
4.60%, 11/15/32	280	284,285
4.75%, 08/15/34	570	580,077
4.80%, 05/15/30	250	258,208
4.88%, 11/15/35	390	394,391
4.95%, 05/15/33	475	491,828
Netflix Inc.
4.88%, 04/15/28	355	362,801
4.90%, 08/15/34	310	321,193
5.88%, 11/15/28	510	537,946
6.38%, 05/15/29	213	229,134
Tencent Music Entertainment Group, 2.00%, 09/03/30	200	181,329
Uber Technologies Inc.
4.15%, 01/15/31	155	154,415
4.30%, 01/15/30	335	336,850
4.80%, 09/15/34	395	396,973
4.80%, 09/15/35	185	184,850
VeriSign Inc.
2.70%, 06/15/31	175	158,991
4.75%, 07/15/27	195	194,929
5.25%, 06/01/32	5	5,141
Weibo Corp., 3.38%, 07/08/30	200	190,458
		21,821,307
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29	95	95,267
6.00%, 06/17/34	105	113,267
6.55%, 11/29/27	265	275,818
6.80%, 11/29/32(a)	225	251,982
Gerdau Trade Inc., 5.75%, 06/09/35	25	25,864
Nucor Corp.
2.70%, 06/01/30	190	178,778
3.13%, 04/01/32	165	153,579
3.95%, 05/01/28	157	157,052
4.30%, 05/23/27	155	155,788
4.65%, 06/01/30	125	127,697
5.10%, 06/01/35	100	102,555
Reliance Inc., 2.15%, 08/15/30	70	63,476
Steel Dynamics Inc.
1.65%, 10/15/27	55	52,620
3.25%, 01/15/31	105	99,966
3.45%, 04/15/30	147	142,161
4.00%, 12/15/28	100	99,760
5.00%, 12/15/26	120	120,096
5.25%, 05/15/35	150	154,099
5.38%, 08/15/34	165	171,848
Security	Par (000)	Value
Iron & Steel (continued)
Vale Overseas Ltd.
3.75%, 07/08/30	$320	$308,664
6.13%, 06/12/33	315	337,670
		3,188,007
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31	125	109,686
4.40%, 09/15/32	105	100,355
Brunswick Corp/DE, 5.85%, 03/18/29(a)	135	139,400
Polaris Inc.
5.60%, 03/01/31	75	75,992
6.95%, 03/15/29	105	111,630
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	5	4,933
5.38%, 01/15/36	45	45,486
7.50%, 10/15/27	5	5,279
		592,761
Lodging — 0.2%
Choice Hotels International Inc.
3.70%, 12/01/29	105	101,487
3.70%, 01/15/31	105	99,340
5.85%, 08/01/34	125	128,440
Hyatt Hotels Corp.
4.38%, 09/15/28	115	115,435
5.05%, 03/30/28	135	137,327
5.25%, 06/30/29	90	92,624
5.38%, 12/15/31	175	180,212
5.40%, 12/15/35	75	75,756
5.50%, 06/30/34	85	87,837
5.75%, 01/30/27	130	132,036
5.75%, 04/23/30	130	136,046
5.75%, 03/30/32	95	99,689
Las Vegas Sands Corp.
3.90%, 08/08/29	180	175,277
5.63%, 06/15/28	120	122,719
5.90%, 06/01/27	195	198,602
6.00%, 08/15/29	170	178,152
6.00%, 06/14/30	50	52,476
6.20%, 08/15/34	120	126,426
Marriott International Inc./MD
4.20%, 07/15/27	110	110,357
4.50%, 10/15/31	165	165,672
4.80%, 03/15/30	105	107,334
4.88%, 05/15/29	100	102,216
4.90%, 04/15/29	175	179,025
5.00%, 10/15/27	235	239,199
5.10%, 04/15/32	105	108,464
5.25%, 10/15/35	75	76,536
5.30%, 05/15/34	215	222,965
5.35%, 03/15/35	205	211,994
5.55%, 10/15/28	175	182,001
Series AA, 4.65%, 12/01/28	35	35,578
Series FF, 4.63%, 06/15/30	275	279,139
Series GG, 3.50%, 10/15/32	220	205,877
Series HH, 2.85%, 04/15/31	250	232,000
Series II, 2.75%, 10/15/33	140	122,660
Series X, 4.00%, 04/15/28	145	144,999
Sands China Ltd.
2.30%, 03/08/27	50	48,614
2.85%, 03/08/29	207	195,267

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
3.25%, 08/08/31	$164	$150,161
4.38%, 06/18/30	50	48,931
5.40%, 08/08/28	315	319,913
		5,728,783
Machinery — 0.4%
AGCO Corp.
5.45%, 03/21/27	105	106,371
5.80%, 03/21/34	140	146,271
Caterpillar Financial Services Corp.
1.10%, 09/14/27	150	143,289
1.70%, 01/08/27	175	171,122
3.60%, 08/12/27	190	189,537
3.95%, 11/14/28	150	150,416
4.38%, 08/16/29	115	116,855
4.40%, 10/15/27	165	166,932
4.40%, 03/03/28	105	106,297
4.50%, 01/07/27	70	70,588
4.50%, 01/08/27	125	125,951
4.60%, 11/15/27	270	274,341
4.70%, 11/15/29	285	292,995
4.80%, 01/08/30	60	62,250
4.85%, 02/27/29	145	149,313
5.00%, 05/14/27	195	198,312
Series K, 4.10%, 08/15/28	100	100,678
Caterpillar Inc.
1.90%, 03/12/31	65	58,662
2.60%, 09/19/29	154	146,994
2.60%, 04/09/30	165	156,200
5.20%, 05/15/35	255	266,892
CNH Industrial Capital LLC
4.50%, 10/08/27	115	115,856
4.50%, 10/16/30	90	90,237
4.55%, 04/10/28	150	151,281
4.75%, 03/21/28	135	136,801
5.10%, 04/20/29	115	117,925
5.50%, 01/12/29	165	170,987
CNH Industrial NV, 3.85%, 11/15/27	132	131,663
Deere & Co.
3.10%, 04/15/30	125	120,745
5.38%, 10/16/29	125	131,897
5.45%, 01/16/35	215	228,439
7.13%, 03/03/31	85	96,665
Deere Funding Canada Corp., 4.15%, 10/09/30	80	80,028
Dover Corp.
2.95%, 11/04/29	100	95,785
5.38%, 10/15/35	5	5,255
Eaton Capital ULC, 4.45%, 05/09/30	200	202,341
Flowserve Corp.
2.80%, 01/15/32	126	113,101
3.50%, 10/01/30	140	133,816
IDEX Corp.
2.63%, 06/15/31	155	141,947
3.00%, 05/01/30	145	137,480
4.95%, 09/01/29	20	20,487
Ingersoll Rand Inc.
5.18%, 06/15/29	150	155,515
5.20%, 06/15/27	180	182,917
5.31%, 06/15/31	110	115,497
5.40%, 08/14/28	115	119,015
5.45%, 06/15/34	170	177,808
5.70%, 08/14/33	225	240,068
Security	Par (000)	Value
Machinery (continued)
John Deere Capital Corp.
1.45%, 01/15/31	$155	$136,919
1.50%, 03/06/28	105	99,766
1.70%, 01/11/27	115	112,426
1.75%, 03/09/27	115	112,063
2.00%, 06/17/31	175	157,020
2.35%, 03/08/27	125	122,818
2.45%, 01/09/30	125	118,210
2.80%, 09/08/27	130	127,853
2.80%, 07/18/29	150	144,319
3.05%, 01/06/28	135	133,208
3.35%, 04/18/29	150	147,439
3.45%, 03/07/29	148	146,231
3.90%, 06/07/32	150	147,581
4.15%, 09/15/27	190	191,276
4.20%, 07/15/27	175	176,155
4.35%, 09/15/32	165	166,275
4.38%, 10/15/30	130	131,782
4.40%, 09/08/31	195	197,416
4.50%, 01/08/27	265	267,095
4.50%, 01/16/29	235	239,091
4.65%, 01/07/28	105	106,825
4.70%, 06/10/30	230	236,482
4.75%, 01/20/28	295	300,865
4.85%, 03/05/27	95	96,240
4.85%, 06/11/29	190	195,726
4.85%, 10/11/29	95	98,549
4.90%, 06/11/27	180	183,119
4.90%, 03/03/28	125	127,966
4.90%, 03/07/31	225	232,928
4.95%, 07/14/28	270	277,418
5.10%, 04/11/34	195	203,207
5.15%, 09/08/33(a)	150	157,648
Series 1, 5.05%, 06/12/34	185	192,276
Series I, 4.25%, 06/05/28	165	166,757
Series I, 4.55%, 06/05/30	150	152,822
Nordson Corp.
4.50%, 12/15/29	190	191,142
5.60%, 09/15/28	120	124,182
5.80%, 09/15/33	110	117,712
nVent Finance SARL
2.75%, 11/15/31	145	131,210
4.55%, 04/15/28	128	128,782
5.65%, 05/15/33	125	130,960
Oshkosh Corp.
3.10%, 03/01/30	75	71,722
4.60%, 05/15/28	70	70,578
Otis Worldwide Corp.
2.29%, 04/05/27	140	136,933
2.57%, 02/15/30	369	345,593
5.13%, 11/19/31	45	46,814
5.13%, 09/04/35	45	45,958
5.25%, 08/16/28	190	196,040
Regal Rexnord Corp.
6.05%, 04/15/28	240	248,369
6.30%, 02/15/30	225	239,084
6.40%, 04/15/33	270	291,233
Rockwell Automation Inc.
1.75%, 08/15/31	95	83,631
3.50%, 03/01/29	140	137,897

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	$288	$291,513
4.90%, 05/29/30	100	102,511
5.50%, 05/29/35	120	125,793
5.61%, 03/11/34	35	37,136
Xylem Inc./New York
1.95%, 01/30/28	171	164,226
2.25%, 01/30/31(a)	180	163,840
		16,040,452
Manufacturing — 0.1%
3M Co.
2.38%, 08/26/29	218	205,414
2.88%, 10/15/27	216	212,095
3.05%, 04/15/30	152	145,526
3.38%, 03/01/29	191	187,292
3.63%, 09/14/28	168	166,927
4.80%, 03/15/30	140	143,599
5.15%, 03/15/35	105	108,666
Eaton Corp.
3.10%, 09/15/27	195	192,721
4.00%, 11/02/32	155	152,943
4.15%, 03/15/33	290	287,093
4.35%, 05/18/28	95	96,115
Parker-Hannifin Corp.
3.25%, 03/01/27	162	160,756
3.25%, 06/14/29	224	218,583
4.20%, 11/21/34	30	29,381
4.25%, 09/15/27	275	276,884
4.50%, 09/15/29	245	248,929
Pentair Finance SARL
4.50%, 07/01/29	90	90,643
5.90%, 07/15/32	97	103,217
Teledyne Technologies Inc.
2.25%, 04/01/28	170	163,025
2.75%, 04/01/31	268	248,513
Textron Inc.
2.45%, 03/15/31	180	163,489
3.00%, 06/01/30	145	137,727
3.38%, 03/01/28	85	83,560
3.65%, 03/15/27	70	69,584
3.90%, 09/17/29	93	91,707
4.95%, 03/15/36	50	50,029
5.50%, 05/15/35	120	125,188
6.10%, 11/15/33	75	81,379
		4,240,985
Media — 0.4%
Charter Communications Operating LLC,/Charter Communications Operating Capital, 5.85%, 12/01/35	120	120,271
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	315	293,132
2.30%, 02/01/32	225	193,267
2.80%, 04/01/31	400	359,137
3.75%, 02/15/28	231	227,375
4.20%, 03/15/28	300	298,314
4.40%, 04/01/33	235	221,422
5.05%, 03/30/29	313	315,940
6.10%, 06/01/29	320	333,796
6.38%, 10/23/35	200	206,763
Security	Par (000)	Value
Media (continued)
6.55%, 06/01/34	$340	$358,650
6.65%, 02/01/34	245	259,244
Comcast Corp.
1.50%, 02/15/31	435	378,271
1.95%, 01/15/31	390	347,599
2.35%, 01/15/27	274	269,210
2.65%, 02/01/30	355	334,577
3.15%, 02/15/28	347	340,828
3.30%, 02/01/27	265	262,888
3.30%, 04/01/27	270	267,655
3.40%, 04/01/30	343	332,549
3.55%, 05/01/28	223	221,023
4.15%, 10/15/28	926	930,968
4.20%, 08/15/34	265	254,396
4.25%, 10/15/30	338	338,619
4.25%, 01/15/33	382	374,332
4.55%, 01/15/29	260	263,732
4.65%, 02/15/33	300	301,448
4.80%, 05/15/33	237	239,930
4.95%, 05/15/32	155	158,920
5.10%, 06/01/29	250	258,402
5.30%, 06/01/34	225	232,561
5.30%, 05/15/35	190	195,921
5.35%, 11/15/27	190	195,125
5.50%, 11/15/32	255	270,260
6.50%, 11/15/35	200	224,163
7.05%, 03/15/33	145	166,545
FactSet Research Systems Inc.
2.90%, 03/01/27	100	98,255
3.45%, 03/01/32	125	115,830
Fox Corp.
3.50%, 04/08/30	185	180,198
4.71%, 01/25/29	420	426,219
6.50%, 10/13/33	285	315,818
Grupo Televisa SAB, 8.50%, 03/11/32	70	77,361
Paramount Global
2.90%, 01/15/27	110	108,098
3.38%, 02/15/28	95	93,007
3.70%, 06/01/28	50	49,073
4.20%, 06/01/29	110	108,008
4.20%, 05/19/32	210	195,662
4.95%, 01/15/31	266	262,575
5.50%, 05/15/33	95	93,567
7.88%, 07/30/30	170	188,382
TCI Communications Inc., 7.13%, 02/15/28	85	90,665
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	170	197,000
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	270	266,940
Series B, 7.00%, 03/01/32	125	143,337
Walt Disney Co. (The)
2.00%, 09/01/29	186	173,739
2.20%, 01/13/28	276	267,353
2.65%, 01/13/31	585	548,338
3.70%, 03/23/27	170	169,754
3.80%, 03/22/30	392	389,334
6.20%, 12/15/34	240	271,698
6.55%, 03/15/33	90	102,610
		15,280,054

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metal Fabricate & Hardware — 0.0%
Timken Co. (The)
4.13%, 04/01/32	$110	$106,133
4.50%, 12/15/28	130	130,839
		236,972
Mining — 0.2%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	45	43,708
3.75%, 10/01/30	200	191,626
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	310	315,145
4.90%, 02/28/33	155	158,698
5.00%, 02/21/30	250	258,411
5.00%, 02/15/36	40	40,696
5.10%, 09/08/28	160	164,853
5.13%, 02/21/32	195	202,439
5.25%, 09/08/30	215	224,503
5.25%, 09/08/33	350	365,201
5.30%, 02/21/35	270	280,970
Freeport-McMoRan Inc.
4.13%, 03/01/28	150	149,597
4.25%, 03/01/30	130	129,391
4.38%, 08/01/28	100	99,835
4.63%, 08/01/30	168	168,855
5.00%, 09/01/27	153	153,206
5.25%, 09/01/29	165	167,615
5.40%, 11/14/34	30	31,170
Kinross Gold Corp.
4.50%, 07/15/27	171	172,036
6.25%, 07/15/33	120	131,582
Newmont Corp., 2.60%, 07/15/32	245	223,248
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	85	81,970
5.35%, 03/15/34	280	293,488
Rio Tinto Alcan Inc.
5.75%, 06/01/35	17	18,269
6.13%, 12/15/33	85	93,694
7.25%, 03/15/31	140	160,474
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	260	280,642
Rio Tinto Finance USA PLC
4.38%, 03/12/27	115	115,788
4.50%, 03/14/28	115	116,415
4.88%, 03/14/30	235	241,753
5.00%, 03/14/32	175	180,886
5.00%, 03/09/33	265	273,680
5.25%, 03/14/35	510	529,341
Yamana Gold Inc., 2.63%, 08/15/31	149	133,904
		6,193,089
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	172	169,229
3.25%, 02/15/29	200	192,212
3.28%, 12/01/28	150	145,102
3.57%, 12/01/31	235	219,754
4.25%, 04/01/28	185	184,097
5.10%, 03/01/30	75	76,566
5.55%, 08/22/34	170	175,091
		1,162,051
Security	Par (000)	Value
Oil & Gas — 0.9%
APA Corp.
4.25%, 01/15/30	$100	$98,170
6.10%, 02/15/35	70	72,121
BP Capital Markets America Inc.
1.75%, 08/10/30	235	211,293
2.72%, 01/12/32	420	384,001
3.02%, 01/16/27	240	237,698
3.54%, 04/06/27	140	139,537
3.59%, 04/14/27	168	167,261
3.63%, 04/06/30	274	269,539
3.94%, 09/21/28	285	285,165
4.23%, 11/06/28	416	419,429
4.70%, 04/10/29	230	234,685
4.81%, 02/13/33	535	544,586
4.87%, 11/25/29	150	154,314
4.89%, 09/11/33	355	363,429
4.97%, 10/17/29	190	196,104
4.99%, 04/10/34	205	210,502
5.02%, 11/17/27	245	250,074
5.23%, 11/17/34	420	437,146
BP Capital Markets PLC
3.28%, 09/19/27	370	366,455
3.72%, 11/28/28	218	216,655
Burlington Resources LLC, 7.20%, 08/15/31	110	125,213
Canadian Natural Resources Ltd.
2.95%, 07/15/30	195	183,696
3.85%, 06/01/27	318	316,830
5.00%, 12/15/29	85	87,077
5.40%, 12/15/34	245	251,220
5.85%, 02/01/35	40	41,914
6.45%, 06/30/33	55	60,016
7.20%, 01/15/32	100	113,021
Cenovus Energy Inc.
2.65%, 01/15/32	135	120,267
4.25%, 04/15/27	140	140,609
4.65%, 03/20/31	100	100,337
5.40%, 03/20/36	100	101,037
Chevron Corp.
2.00%, 05/11/27	260	253,723
2.24%, 05/11/30	363	337,308
Chevron USA Inc.
1.02%, 08/12/27	195	186,381
3.25%, 10/15/29	160	156,417
3.85%, 01/15/28	82	82,191
3.95%, 08/13/27	150	150,791
4.05%, 08/13/28	120	121,072
4.30%, 10/15/30	240	242,913
4.41%, 02/26/27	85	85,670
4.48%, 02/26/28	215	218,345
4.50%, 10/15/32	285	289,186
4.69%, 04/15/30	245	251,354
4.82%, 04/15/32	170	175,480
4.85%, 10/15/35	180	182,709
4.98%, 04/15/35	170	175,063
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29	250	241,651
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	200	202,212
CNOOC Petroleum North America ULC, 5.88%, 03/10/35	100	112,361
ConocoPhillips Co.
4.70%, 01/15/30	365	373,340
4.85%, 01/15/32	165	169,958

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.00%, 01/15/35	$295	$301,761
5.05%, 09/15/33	255	264,370
5.90%, 10/15/32	110	120,085
6.95%, 04/15/29	139	151,828
Continental Resources Inc./OK, 4.38%, 01/15/28	220	219,282
Coterra Energy Inc.
3.90%, 05/15/27	180	179,249
4.38%, 03/15/29	103	103,204
5.40%, 02/15/35	155	158,205
5.60%, 03/15/34	115	119,064
Devon Energy Corp.
4.50%, 01/15/30(a)	152	152,326
5.20%, 09/15/34(a)	300	301,197
5.25%, 10/15/27	180	179,988
5.88%, 06/15/28	70	70,020
7.88%, 09/30/31	156	181,671
7.95%, 04/15/32	85	98,963
Diamondback Energy Inc.
3.13%, 03/24/31	162	151,508
3.25%, 12/01/26	186	184,488
3.50%, 12/01/29	232	224,941
5.15%, 01/30/30	195	200,701
5.20%, 04/18/27	225	228,104
5.40%, 04/18/34	315	323,815
5.55%, 04/01/35	260	268,874
6.25%, 03/15/33	195	211,114
Eni USA Inc., 7.30%, 11/15/27	119	125,845
EOG Resources Inc.
3.90%, 04/01/35	20	18,728
4.38%, 04/15/30	222	223,996
4.40%, 07/15/28	185	187,091
4.40%, 01/15/31	45	45,239
5.00%, 07/15/32	275	282,341
EQT Corp.
3.90%, 10/01/27	305	303,216
4.50%, 01/15/29	15	15,008
5.00%, 01/15/29	82	83,120
5.70%, 04/01/28	115	118,764
5.75%, 02/01/34	175	184,271
6.38%, 04/01/29	10	10,362
7.00%, 02/01/30	170	184,801
7.50%, 06/01/30	10	11,033
Equinor ASA
2.38%, 05/22/30	213	198,721
3.00%, 04/06/27	43	42,610
3.13%, 04/06/30	340	328,011
3.63%, 09/10/28	245	243,968
4.25%, 06/02/28	110	111,094
4.50%, 09/03/30	50	50,926
4.75%, 11/14/35	75	75,505
5.13%, 06/03/35	225	233,381
7.25%, 09/23/27	150	158,943
Expand Energy Corp.
4.75%, 02/01/32	120	118,732
5.38%, 02/01/29	25	25,055
5.38%, 03/15/30	155	157,316
5.70%, 01/15/35	195	202,654
Exxon Mobil Corp.
2.44%, 08/16/29	339	324,303
2.61%, 10/15/30	475	445,933
3.29%, 03/19/27	212	210,819
Security	Par (000)	Value
Oil & Gas (continued)
3.48%, 03/19/30	$422	$414,108
Helmerich & Payne Inc.
2.90%, 09/29/31	150	134,104
4.85%, 12/01/29(a)	95	95,357
5.50%, 12/01/34(a)	115	114,646
Hess Corp.
4.30%, 04/01/27	262	262,937
7.13%, 03/15/33	110	128,399
7.30%, 08/15/31	140	162,093
7.88%, 10/01/29	120	136,381
HF Sinclair Corp.
4.50%, 10/01/30	95	93,986
5.00%, 02/01/28	30	30,033
5.50%, 09/01/32	75	76,662
5.75%, 01/15/31	140	145,348
6.25%, 01/15/35	190	200,193
Marathon Petroleum Corp.
3.80%, 04/01/28	160	158,917
5.13%, 12/15/26	167	168,351
5.15%, 03/01/30	120	123,746
5.70%, 03/01/35	220	228,494
Occidental Petroleum Corp.
5.00%, 08/01/27	165	168,014
5.20%, 08/01/29	300	307,356
5.38%, 01/01/32	215	220,184
5.55%, 10/01/34(a)	290	295,779
6.13%, 01/01/31	320	338,516
6.38%, 09/01/28	100	105,030
6.63%, 09/01/30	330	355,325
7.50%, 05/01/31	255	287,494
7.88%, 09/15/31	85	97,750
8.50%, 07/15/27	125	130,984
8.88%, 07/15/30	110	127,454
Ovintiv Inc.
5.65%, 05/15/28	150	154,495
6.25%, 07/15/33	150	158,983
6.50%, 08/15/34	130	139,448
7.20%, 11/01/31	45	49,956
7.38%, 11/01/31	110	123,005
8.13%, 09/15/30	115	131,696
Patterson-UTI Energy Inc.
3.95%, 02/01/28	145	142,745
5.15%, 11/15/29	80	80,249
7.15%, 10/01/33	110	117,427
Phillips 66
2.15%, 12/15/30	235	211,126
3.90%, 03/15/28	195	194,113
4.65%, 11/15/34	245	241,286
Phillips 66 Co.
3.15%, 12/15/29	140	134,469
3.75%, 03/01/28	125	124,169
4.95%, 12/01/27	205	208,521
4.95%, 03/15/35	190	189,930
5.25%, 06/15/31	310	323,527
5.30%, 06/30/33	230	238,082
Series A, 5.88%, 03/15/56, (5-year CMT + 2.28%)(c)	75	73,910
Pioneer Natural Resources Co.
1.90%, 08/15/30	240	217,290
2.15%, 01/15/31	230	209,141

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Shell Finance U.S. Inc.
2.38%, 11/07/29	$253	$238,749
2.75%, 04/06/30	365	347,449
4.13%, 11/06/30	150	150,741
4.13%, 05/11/35	85	82,342
4.75%, 01/06/36	150	151,195
Shell International Finance BV
2.38%, 11/07/29	25	23,601
2.75%, 04/06/30	20	19,073
3.88%, 11/13/28	382	382,295
4.13%, 05/11/35(a)	10	10,027
Suncor Energy Inc.
5.95%, 12/01/34	115	122,167
7.15%, 02/01/32	130	146,449
TotalEnergies Capital International SA
2.83%, 01/10/30	275	262,714
3.46%, 02/19/29	325	320,088
TotalEnergies Capital SA
3.88%, 10/11/28	247	247,452
4.72%, 09/10/34	195	197,981
5.15%, 04/05/34	260	271,709
Valero Energy Corp.
2.15%, 09/15/27	99	95,625
2.80%, 12/01/31	125	114,524
4.00%, 04/01/29	85	84,461
4.35%, 06/01/28	86	86,465
5.15%, 02/15/30	140	144,416
7.50%, 04/15/32	145	167,575
Viper Energy Partners LLC
4.90%, 08/01/30	110	111,305
5.70%, 08/01/35	225	230,166
Woodside Finance Ltd.
4.90%, 05/19/28	5	5,074
5.10%, 09/12/34	420	418,301
5.40%, 05/19/30	15	15,468
5.70%, 05/19/32	5	5,211
6.00%, 05/19/35	265	277,896
		33,325,798
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	171	167,621
3.14%, 11/07/29	120	116,034
3.34%, 12/15/27	339	335,172
4.49%, 05/01/30	140	141,689
Halliburton Co.
2.92%, 03/01/30	250	237,321
4.85%, 11/15/35	200	199,027
NOV Inc., 3.60%, 12/01/29	132	128,861
Schlumberger Investment SA, 2.65%, 06/26/30	280	263,230
		1,588,955
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
4.50%, 05/15/28	100	100,570
5.63%, 05/26/33	130	136,395
Amcor Flexibles North America Inc.
2.63%, 06/19/30	127	117,935
2.69%, 05/25/31	180	164,538
4.80%, 03/17/28	135	136,861
5.10%, 03/17/30	50	51,337
Security	Par (000)	Value
Packaging & Containers (continued)
5.50%, 03/17/35(a)	$165	$171,138
Amcor Group Finance PLC, 5.45%, 05/23/29	145	150,138
AptarGroup Inc.
3.60%, 03/15/32	68	63,644
4.75%, 03/30/31	100	100,963
Berry Global Inc.
1.65%, 01/15/27	90	87,336
5.50%, 04/15/28	30	30,871
5.65%, 01/15/34	195	204,488
5.80%, 06/15/31	170	180,197
Packaging Corp. of America
3.00%, 12/15/29	127	121,722
3.40%, 12/15/27	130	128,803
5.20%, 08/15/35	55	56,310
5.70%, 12/01/33	90	95,785
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34	245	254,744
Smurfit Westrock Financing DAC
5.19%, 01/15/36	200	202,377
5.42%, 01/15/35	200	206,902
Sonoco Products Co.
2.25%, 02/01/27	70	68,360
2.85%, 02/01/32	120	108,550
3.13%, 05/01/30	145	137,411
4.60%, 09/01/29	50	50,431
5.00%, 09/01/34(a)	165	164,008
WestRock MWV LLC
7.95%, 02/15/31	15	17,329
8.20%, 01/15/30	134	153,273
WRKCo Inc.
3.00%, 06/15/33	155	138,626
3.38%, 09/15/27	130	130,000
3.90%, 06/01/28	117	116,314
4.00%, 03/15/28	165	164,778
4.20%, 06/01/32	30	29,256
4.90%, 03/15/29	202	206,250
		4,247,640
Pharmaceuticals — 1.2%
AbbVie Inc.
3.20%, 11/21/29	1,236	1,199,327
4.25%, 11/14/28	428	432,529
4.50%, 05/14/35	575	570,884
4.55%, 03/15/35	335	333,581
4.65%, 03/15/28	305	309,947
4.80%, 03/15/27	515	520,660
4.80%, 03/15/29	565	579,850
4.88%, 03/15/30	260	268,637
4.95%, 03/15/31	340	352,986
5.05%, 03/15/34	670	694,944
5.20%, 03/15/35	260	271,304
Astrazeneca Finance LLC
1.75%, 05/28/28	290	276,088
2.25%, 05/28/31	229	208,951
4.80%, 02/26/27	300	303,531
4.85%, 02/26/29	270	277,727
4.88%, 03/03/28	250	255,671
4.88%, 03/03/33	120	124,494
4.90%, 03/03/30	160	165,689
4.90%, 02/26/31	240	249,119
5.00%, 02/26/34	380	395,947
AstraZeneca PLC
1.38%, 08/06/30	312	277,737

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
3.13%, 06/12/27	$179	$177,317
4.00%, 01/17/29	263	263,768
Becton Dickinson & Co.
1.96%, 02/11/31	270	240,145
2.82%, 05/20/30	120	113,198
3.70%, 06/06/27	434	431,548
4.30%, 08/22/32	115	113,698
4.69%, 02/13/28	175	177,287
4.87%, 02/08/29	40	40,814
5.08%, 06/07/29	270	277,835
5.11%, 02/08/34	125	128,240
Bristol-Myers Squibb Co.
1.13%, 11/13/27	115	109,509
1.45%, 11/13/30	270	239,498
2.95%, 03/15/32	430	399,949
3.25%, 02/27/27	215	213,806
3.40%, 07/26/29	590	578,760
3.45%, 11/15/27	130	129,203
5.10%, 02/22/31	280	293,014
5.20%, 02/22/34	610	639,655
5.75%, 02/01/31	240	257,558
5.90%, 11/15/33	101	111,295
Cardinal Health Inc.
3.41%, 06/15/27	335	332,102
4.50%, 09/15/30	140	141,285
5.00%, 11/15/29	65	66,875
5.13%, 02/15/29	95	97,969
5.15%, 09/15/35	85	86,812
5.35%, 11/15/34	225	232,938
5.45%, 02/15/34	115	120,154
Cencora Inc.
2.70%, 03/15/31	255	235,830
2.80%, 05/15/30	90	84,969
3.45%, 12/15/27	175	173,067
4.63%, 12/15/27	140	141,832
4.85%, 12/15/29	190	194,808
5.13%, 02/15/34	80	82,566
5.15%, 02/15/35	35	36,009
CVS Health Corp.
1.30%, 08/21/27	537	512,061
1.75%, 08/21/30	300	266,650
1.88%, 02/28/31	240	210,911
2.13%, 09/15/31	195	171,613
3.25%, 08/15/29	382	369,059
3.63%, 04/01/27	180	178,772
3.75%, 04/01/30	323	315,313
4.30%, 03/25/28	1,040	1,042,480
4.88%, 07/20/35	75	74,291
5.00%, 01/30/29	275	281,351
5.00%, 09/15/32	135	138,219
5.13%, 02/21/30	320	329,493
5.25%, 01/30/31	175	181,264
5.25%, 02/21/33	400	413,352
5.30%, 06/01/33	260	268,908
5.40%, 06/01/29	230	238,535
5.45%, 09/15/35	375	386,811
5.55%, 06/01/31	215	225,939
5.70%, 06/01/34	265	279,147
6.25%, 06/01/27	85	87,532
Eli Lilly & Co.
3.10%, 05/15/27	139	137,766
Security	Par (000)	Value
Pharmaceuticals (continued)
3.38%, 03/15/29	$220	$217,115
4.00%, 10/15/28	275	276,787
4.15%, 08/14/27	165	166,193
4.20%, 08/14/29	225	227,680
4.25%, 03/15/31	270	272,137
4.50%, 02/09/27	275	277,299
4.50%, 02/09/29	225	229,451
4.55%, 02/12/28	285	290,093
4.55%, 10/15/32	215	219,214
4.60%, 08/14/34	255	258,131
4.70%, 02/27/33	205	210,639
4.70%, 02/09/34	330	336,421
4.75%, 02/12/30	265	273,226
4.90%, 02/12/32	180	187,406
4.90%, 10/15/35	250	256,785
5.10%, 02/12/35	180	187,900
5.50%, 03/15/27(a)	120	122,720
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	410	409,938
4.50%, 04/15/30	190	193,566
4.88%, 04/15/35	200	203,712
5.38%, 04/15/34	80	85,140
GlaxoSmithKline Capital PLC
3.38%, 06/01/29	250	245,227
4.32%, 03/12/27	75	75,541
Johnson & Johnson
0.95%, 09/01/27	95	90,746
1.30%, 09/01/30	325	290,069
2.90%, 01/15/28	322	317,469
2.95%, 03/03/27	265	262,677
4.38%, 12/05/33	25	25,589
4.50%, 03/01/27	175	176,755
4.55%, 03/01/28(a)	210	213,979
4.70%, 03/01/30	245	252,897
4.80%, 06/01/29	320	330,949
4.85%, 03/01/32	250	260,779
4.90%, 06/01/31	345	361,401
4.95%, 05/15/33	170	180,420
4.95%, 06/01/34	245	259,137
5.00%, 03/01/35	234	245,396
6.95%, 09/01/29	110	122,593
McKesson Corp.
3.95%, 02/16/28	129	129,029
4.25%, 09/15/29	165	166,252
4.65%, 05/30/30	135	137,700
4.90%, 07/15/28	70	71,675
4.95%, 05/30/32	220	227,027
5.10%, 07/15/33	150	155,917
5.25%, 05/30/35	160	166,663
Merck & Co. Inc.
1.45%, 06/24/30	280	250,729
1.70%, 06/10/27	405	393,110
1.90%, 12/10/28	230	217,354
2.15%, 12/10/31	550	491,244
3.40%, 03/07/29	370	364,185
3.85%, 09/15/27	185	185,601
4.05%, 05/17/28	120	120,829
4.15%, 09/15/30	175	176,142
4.30%, 05/17/30	175	177,197
4.50%, 05/17/33	505	512,880
4.55%, 09/15/32	185	187,990

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.95%, 09/15/35	$175	$179,657
6.50%, 12/01/33	45	51,346
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	110	116,508
Mylan Inc., 4.55%, 04/15/28	155	154,870
Novartis Capital Corp.
2.00%, 02/14/27	306	299,925
2.20%, 08/14/30	325	301,010
3.10%, 05/17/27	263	260,828
3.80%, 09/18/29	220	219,435
3.90%, 11/05/28	125	125,578
4.00%, 09/18/31	270	269,696
4.10%, 11/05/30	125	125,514
4.20%, 09/18/34	270	265,574
4.30%, 11/05/32	125	125,280
4.60%, 11/05/35	125	125,038
Pfizer Inc.
1.70%, 05/28/30	252	228,440
1.75%, 08/18/31	250	221,460
2.63%, 04/01/30	306	289,469
3.00%, 12/15/26	383	380,232
3.45%, 03/15/29	437	432,226
3.60%, 09/15/28	210	209,674
3.88%, 11/15/27	75	75,153
4.20%, 11/15/30(a)	115	115,578
4.50%, 11/15/32	200	201,476
4.88%, 11/15/35	200	202,516
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28	915	926,108
4.65%, 05/19/30	355	363,579
4.75%, 05/19/33	1,095	1,116,773
Pharmacia LLC, 6.60%, 12/01/28	135	145,098
Sanofi SA
3.63%, 06/19/28	290	289,083
3.75%, 11/03/27(a)	110	110,155
3.80%, 11/03/28	100	100,076
4.20%, 11/03/32	105	105,034
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	535	489,838
5.00%, 11/26/28	382	391,387
5.30%, 07/05/34	200	207,585
Takeda U.S. Financing Inc., 5.20%, 07/07/35	400	410,626
Viatris Inc.
2.30%, 06/22/27	140	135,171
2.70%, 06/22/30	320	291,648
Wyeth LLC, 6.50%, 02/01/34	230	260,408
Zoetis Inc.
2.00%, 05/15/30	215	197,237
3.00%, 09/12/27	235	231,365
3.90%, 08/20/28	218	218,027
4.15%, 08/17/28	115	115,703
5.00%, 08/17/35	110	111,966
5.60%, 11/16/32	210	224,288
		45,304,722
Pipelines — 1.0%
Boardwalk Pipelines LP
3.40%, 02/15/31	120	112,804
3.60%, 09/01/32	129	119,441
4.45%, 07/15/27	140	140,365
4.80%, 05/03/29	130	131,629
5.38%, 02/15/36	65	65,435
5.63%, 08/01/34	135	141,058
Security	Par (000)	Value
Pipelines (continued)
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	$240	$234,707
5.13%, 06/30/27	287	289,941
Cheniere Energy Inc.
4.63%, 10/15/28	395	395,041
5.65%, 04/15/34	310	323,147
Cheniere Energy Partners LP
3.25%, 01/31/32	235	216,163
4.00%, 03/01/31	380	369,209
4.50%, 10/01/29	300	299,985
5.55%, 10/30/35(b)	230	236,491
5.75%, 08/15/34	270	282,511
5.95%, 06/30/33	322	342,224
DCP Midstream Operating LP
3.25%, 02/15/32	115	105,862
5.13%, 05/15/29	150	153,485
5.63%, 07/15/27	150	153,056
8.13%, 08/16/30	88	101,893
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/35	155	164,018
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29	109	104,201
Enbridge Inc.
2.50%, 08/01/33	265	227,749
3.13%, 11/15/29	235	225,264
3.70%, 07/15/27	210	208,710
4.20%, 11/20/28	100	100,257
4.25%, 12/01/26	92	92,112
4.50%, 02/15/31	100	100,395
4.60%, 06/20/28	70	70,764
4.90%, 06/20/30	170	174,031
5.20%, 11/20/35	100	101,101
5.25%, 04/05/27	160	162,179
5.30%, 04/05/29	180	185,869
5.55%, 06/20/35	215	223,621
5.63%, 04/05/34	290	304,378
5.70%, 03/08/33	520	550,835
6.00%, 11/15/28	185	194,691
6.20%, 11/15/30	185	199,354
7.20%, 06/27/54, (5-year CMT + 2.97%)(c)	110	117,789
7.38%, 03/15/55, (5-year CMT + 3.12%)(c)	75	79,769
Energy Transfer LP
3.75%, 05/15/30	360	351,190
4.00%, 10/01/27	175	174,571
4.15%, 09/15/29	120	119,338
4.20%, 04/15/27	182	181,983
4.40%, 03/15/27	162	162,247
4.90%, 03/15/35	110	107,965
4.95%, 05/15/28	187	190,031
4.95%, 06/15/28	249	253,320
5.20%, 04/01/30	30	31,045
5.25%, 04/15/29	361	371,410
5.25%, 07/01/29	300	309,645
5.50%, 06/01/27	213	216,328
5.55%, 02/15/28	205	210,994
5.55%, 05/15/34	275	283,882
5.60%, 09/01/34	270	279,703
5.70%, 04/01/35	265	275,598
5.75%, 02/15/33	330	348,116
6.05%, 12/01/26	240	244,086
6.10%, 12/01/28	115	120,863

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.40%, 12/01/30	$225	$244,220
6.55%, 12/01/33	375	413,410
Enterprise Products Operating LLC
2.80%, 01/31/30	290	275,693
3.13%, 07/31/29	278	269,684
3.95%, 02/15/27	150	150,078
4.15%, 10/16/28	245	246,638
4.30%, 06/20/28	285	287,333
4.60%, 01/11/27	230	231,630
4.60%, 01/15/31	435	441,430
4.85%, 01/31/34	285	290,196
4.95%, 02/15/35	50	50,874
5.20%, 01/15/36	65	66,692
5.35%, 01/31/33	260	273,419
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(c)	137	136,653
Series D, 6.88%, 03/01/33	185	210,773
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.30%)(c)	200	199,646
Series H, 6.65%, 10/15/34	75	85,482
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	110	116,250
7.30%, 08/15/33	60	69,061
7.40%, 03/15/31	65	73,994
7.75%, 03/15/32	80	93,225
Kinder Morgan Inc.
2.00%, 02/15/31	187	166,930
4.30%, 03/01/28	285	286,578
4.80%, 02/01/33	205	206,622
5.00%, 02/01/29	275	281,953
5.10%, 08/01/29	145	149,336
5.15%, 06/01/30	115	119,188
5.20%, 06/01/33	360	371,991
5.30%, 12/01/34	165	169,225
5.40%, 02/01/34	225	233,113
5.85%, 06/01/35	200	212,181
7.75%, 01/15/32	235	273,924
7.80%, 08/01/31	105	122,230
MPLX LP
2.65%, 08/15/30	350	324,096
4.00%, 03/15/28	235	234,265
4.13%, 03/01/27	340	339,695
4.25%, 12/01/27	120	120,279
4.80%, 02/15/29	160	162,672
4.80%, 02/15/31	230	232,774
4.95%, 09/01/32	227	228,783
5.00%, 01/15/33	165	166,344
5.00%, 03/01/33	290	292,702
5.40%, 04/01/35	210	212,777
5.40%, 09/15/35	310	313,980
5.50%, 06/01/34	405	415,763
Northwest Pipeline LLC, 4.00%, 04/01/27	90	89,814
ONEOK Inc.
3.10%, 03/15/30	190	180,726
3.25%, 06/01/30	105	99,907
3.40%, 09/01/29	141	136,311
4.00%, 07/13/27	126	125,760
4.25%, 09/24/27	315	315,805
4.35%, 03/15/29	150	150,354
4.40%, 10/15/29	150	150,513
4.55%, 07/15/28	225	226,942
Security	Par (000)	Value
Pipelines (continued)
4.75%, 10/15/31	$285	$286,394
4.95%, 10/15/32	160	161,260
5.05%, 11/01/34	345	343,483
5.38%, 06/01/29	125	128,796
5.40%, 10/15/35	225	228,240
5.65%, 11/01/28	155	161,141
5.65%, 09/01/34	95	98,296
5.80%, 11/01/30	120	126,690
6.00%, 06/15/35	10	10,544
6.05%, 09/01/33	395	421,959
6.10%, 11/15/32	170	182,354
6.35%, 01/15/31	145	155,795
Plains All American Pipeline LP, 5.95%, 06/15/35	195	204,603
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	210	203,944
3.80%, 09/15/30	195	189,076
4.50%, 12/15/26	181	181,499
4.70%, 01/15/31	95	95,674
5.60%, 01/15/36	85	86,439
5.70%, 09/15/34	110	113,959
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	344	344,649
4.50%, 05/15/30	467	469,902
5.00%, 03/15/27	339	341,005
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	145	146,132
5.03%, 10/01/29	95	96,484
5.58%, 10/01/34	285	288,401
Targa Resources Corp.
4.20%, 02/01/33	245	234,834
4.35%, 01/15/29	125	125,434
4.90%, 09/15/30	150	152,921
5.20%, 07/01/27	223	226,490
5.50%, 02/15/35	70	71,816
5.55%, 08/15/35	305	313,299
6.13%, 03/15/33	195	208,966
6.15%, 03/01/29	265	279,605
6.50%, 03/30/34	235	258,255
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	245	234,245
4.88%, 02/01/31	230	231,205
5.00%, 01/15/28	55	55,026
5.50%, 03/01/30	230	234,122
6.88%, 01/15/29	50	50,735
TC PipeLines LP, 3.90%, 05/25/27	140	139,424
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	65	67,408
7.00%, 10/15/28	90	96,908
Texas Eastern Transmission LP, 7.00%, 07/15/32	120	135,393
TransCanada PipeLines Ltd.
4.10%, 04/15/30	350	346,756
4.25%, 05/15/28	323	323,839
4.63%, 03/01/34	295	289,375
5.60%, 03/31/34	80	83,382
7.00%, 06/01/65, (5-year CMT + 2.61%)(c)	150	153,618
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	170	162,805
4.00%, 03/15/28	120	119,841
5.10%, 03/15/36(b)	45	45,771
Valero Energy Partners LP, 4.50%, 03/15/28	90	90,663

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Western Midstream Operating LP
4.05%, 02/01/30	$275	$270,014
4.50%, 03/01/28	50	50,166
4.75%, 08/15/28	110	111,030
5.45%, 11/15/34	160	161,491
6.15%, 04/01/33	205	217,529
6.35%, 01/15/29	125	131,832
Williams Companies Inc. (The)
2.60%, 03/15/31	329	300,667
3.50%, 11/15/30	227	217,868
3.75%, 06/15/27	369	366,684
4.63%, 06/30/30	190	192,108
4.65%, 08/15/32	275	276,428
4.80%, 11/15/29	100	101,985
4.90%, 03/15/29	245	250,223
5.15%, 03/15/34	285	290,910
5.30%, 08/15/28	125	128,772
5.30%, 09/30/35	150	153,582
5.60%, 03/15/35	275	287,316
5.65%, 03/15/33	170	179,619
8.75%, 03/15/32	70	85,040
Series A, 7.50%, 01/15/31	75	84,951
		37,030,833
Private Equity — 0.0%
Carlyle Group Inc. (The), 5.05%, 09/19/35	110	108,585
KKR & Co. Inc., 5.10%, 08/07/35	145	145,222
		253,807
Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31	159	144,841
4.80%, 06/15/30	95	96,767
4.90%, 01/15/33	75	75,962
5.50%, 04/01/29	165	171,260
5.50%, 06/15/35	90	93,325
5.95%, 08/15/34	225	241,923
Jones Lang LaSalle Inc., 6.88%, 12/01/28	70	74,959
		899,037
Real Estate Investment Trusts — 1.4%
Agree LP
2.00%, 06/15/28	120	114,231
2.60%, 06/15/33	60	51,975
2.90%, 10/01/30	106	99,413
4.80%, 10/01/32	65	65,890
5.60%, 06/15/35	65	68,431
5.63%, 06/15/34	65	68,180
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	195	160,211
2.00%, 05/18/32	195	165,203
2.75%, 12/15/29	120	112,908
2.95%, 03/15/34	155	133,707
3.38%, 08/15/31	170	159,331
3.95%, 01/15/27	95	94,707
3.95%, 01/15/28	120	119,340
4.50%, 07/30/29	70	70,212
4.70%, 07/01/30	125	126,269
4.75%, 04/15/35	70	67,839
4.90%, 12/15/30	144	146,377
5.50%, 10/01/35	125	127,672
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
American Assets Trust LP
3.38%, 02/01/31	$120	$109,962
6.15%, 10/01/34	75	76,769
American Homes 4 Rent LP
2.38%, 07/15/31	135	120,792
3.63%, 04/15/32	139	131,278
4.25%, 02/15/28	130	130,318
4.90%, 02/15/29	235	239,472
4.95%, 06/15/30	45	45,983
5.25%, 03/15/35	80	81,572
5.50%, 02/01/34	155	160,743
5.50%, 07/15/34	100	103,798
American Tower Corp.
1.50%, 01/31/28	145	137,271
1.88%, 10/15/30	172	153,459
2.10%, 06/15/30	170	154,485
2.30%, 09/15/31	187	166,683
2.70%, 04/15/31	185	169,678
2.75%, 01/15/27	200	197,120
2.90%, 01/15/30	163	154,270
3.13%, 01/15/27	83	82,115
3.55%, 07/15/27	170	168,484
3.60%, 01/15/28	140	138,572
3.65%, 03/15/27	170	168,924
3.80%, 08/15/29	359	353,429
3.95%, 03/15/29	144	142,871
4.05%, 03/15/32	195	189,951
4.90%, 03/15/30	190	194,421
5.00%, 01/31/30	95	97,332
5.20%, 02/15/29	145	149,210
5.25%, 07/15/28	185	190,058
5.35%, 03/15/35	195	201,003
5.40%, 01/31/35	180	186,426
5.45%, 02/15/34	155	161,535
5.50%, 03/15/28	175	180,095
5.55%, 07/15/33	205	215,275
5.65%, 03/15/33	240	253,372
5.80%, 11/15/28	195	203,683
5.90%, 11/15/33	170	182,303
Americold Realty Operating Partnership LP
5.41%, 09/12/34	90	88,841
5.60%, 05/15/32	85	86,282
AvalonBay Communities Inc.
1.90%, 12/01/28	195	183,803
2.05%, 01/15/32	125	110,136
2.30%, 03/01/30	180	167,045
2.45%, 01/15/31	155	142,083
3.20%, 01/15/28	120	118,185
3.30%, 06/01/29	110	107,259
3.35%, 05/15/27	147	145,809
4.35%, 12/01/30	65	65,324
5.00%, 02/15/33	75	77,119
5.00%, 08/01/35	40	40,587
5.30%, 12/07/33	95	99,325
5.35%, 06/01/34	110	114,829
Boston Properties LP
2.45%, 10/01/33	195	161,670
2.55%, 04/01/32	200	174,430
2.90%, 03/15/30	222	208,142
3.25%, 01/30/31	270	253,120
3.40%, 06/21/29	180	173,880

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.50%, 12/01/28	$245	$246,152
5.75%, 01/15/35	205	210,935
6.50%, 01/15/34	160	173,032
6.75%, 12/01/27	205	214,604
Brixmor Operating Partnership LP
2.25%, 04/01/28	80	76,653
2.50%, 08/16/31	155	139,310
3.90%, 03/15/27	120	119,610
4.05%, 07/01/30	155	153,010
4.13%, 05/15/29	220	218,776
4.85%, 02/15/33	35	35,101
5.20%, 04/01/32	25	25,658
5.50%, 02/15/34	60	61,979
5.75%, 02/15/35	100	105,249
Broadstone Net Lease LLC
2.60%, 09/15/31	95	84,123
5.00%, 11/01/32	80	80,185
Camden Property Trust
2.80%, 05/15/30	185	174,906
3.15%, 07/01/29	95	91,885
4.10%, 10/15/28	163	163,696
4.90%, 01/15/34	75	76,434
COPT Defense Properties LP
2.00%, 01/15/29	125	116,549
2.75%, 04/15/31	95	86,532
2.90%, 12/01/33	75	64,230
4.50%, 10/15/30	85	84,680
Cousins Properties LP
5.25%, 07/15/30	155	158,811
5.38%, 02/15/32	30	30,773
5.88%, 10/01/34	135	141,079
Crown Castle Inc.
2.10%, 04/01/31	210	185,099
2.25%, 01/15/31	260	232,754
2.50%, 07/15/31	221	197,766
2.90%, 03/15/27	155	152,350
3.10%, 11/15/29	120	114,471
3.30%, 07/01/30	180	171,011
3.65%, 09/01/27	288	285,277
3.80%, 02/15/28	239	236,528
4.00%, 03/01/27	124	123,579
4.30%, 02/15/29	165	164,710
4.80%, 09/01/28	135	136,804
4.90%, 09/01/29	145	147,281
5.00%, 01/11/28	250	253,769
5.10%, 05/01/33	195	197,552
5.20%, 09/01/34	185	187,734
5.60%, 06/01/29	170	176,681
5.80%, 03/01/34	190	199,994
CubeSmart LP
2.00%, 02/15/31	90	79,634
2.25%, 12/15/28	140	132,542
2.50%, 02/15/32	110	97,464
3.00%, 02/15/30	75	71,250
4.38%, 02/15/29	140	140,567
5.13%, 11/01/35	35	35,122
Digital Realty Trust LP
3.60%, 07/01/29	236	231,521
3.70%, 08/15/27	281	279,335
4.45%, 07/15/28	151	152,234
5.55%, 01/15/28	192	197,660
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
DOC DR LLC
2.63%, 11/01/31	$145	$130,466
3.95%, 01/15/28	105	104,426
4.30%, 03/15/27	130	130,131
EPR Properties
3.60%, 11/15/31	100	93,023
3.75%, 08/15/29	100	96,844
4.50%, 06/01/27	100	100,018
4.75%, 12/15/26	100	100,235
4.75%, 11/15/30	75	74,715
4.95%, 04/15/28	100	100,826
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	175	176,174
5.50%, 06/15/34	135	140,539
Equinix Inc.
1.55%, 03/15/28	140	132,315
1.80%, 07/15/27	155	149,406
2.00%, 05/15/28	80	76,259
2.15%, 07/15/30	245	222,515
2.50%, 05/15/31	230	208,432
3.20%, 11/18/29	263	252,597
3.90%, 04/15/32	299	288,247
ERP Operating LP
1.85%, 08/01/31	120	105,816
2.50%, 02/15/30	150	140,935
3.00%, 07/01/29	163	157,173
3.25%, 08/01/27	160	158,260
3.50%, 03/01/28	100	99,003
4.15%, 12/01/28	119	119,594
4.65%, 09/15/34	70	69,806
4.95%, 06/15/32	115	118,101
Essential Properties LP
2.95%, 07/15/31	115	105,101
5.40%, 12/01/35	75	75,390
Essex Portfolio LP
1.65%, 01/15/31	104	90,854
1.70%, 03/01/28	140	132,769
2.55%, 06/15/31	45	40,856
2.65%, 03/15/32	60	53,752
3.00%, 01/15/30	150	142,693
3.63%, 05/01/27	125	124,360
4.00%, 03/01/29	140	139,231
5.38%, 04/01/35	40	41,565
5.50%, 04/01/34	85	88,714
Extra Space Storage LP
2.20%, 10/15/30	95	85,865
2.35%, 03/15/32	145	126,800
2.40%, 10/15/31	125	111,114
2.55%, 06/01/31	100	90,643
3.88%, 12/15/27	155	154,347
3.90%, 04/01/29	90	89,009
4.00%, 06/15/29	110	109,331
4.95%, 01/15/33	130	131,538
5.35%, 01/15/35	125	128,267
5.40%, 02/01/34	100	103,000
5.40%, 06/15/35	120	123,531
5.50%, 07/01/30	190	198,652
5.70%, 04/01/28	175	180,860
5.90%, 01/15/31	125	132,986
Federal Realty OP LP
3.20%, 06/15/29	130	125,519

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.25%, 07/15/27	$150	$148,266
3.50%, 06/01/30	115	111,143
5.38%, 05/01/28	85	87,259
First Industrial LP, 5.25%, 01/15/31	60	61,645
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	210	189,932
4.00%, 01/15/30	217	210,295
4.00%, 01/15/31	125	119,811
5.25%, 02/15/33	50	50,213
5.30%, 01/15/29	162	165,051
5.63%, 09/15/34	205	207,721
5.75%, 06/01/28	121	124,314
6.75%, 12/01/33	75	81,284
Healthcare Realty Holdings LP
2.00%, 03/15/31	182	159,784
3.10%, 02/15/30	150	142,158
3.75%, 07/01/27	164	162,702
Healthpeak OP LLC
1.35%, 02/01/27	40	38,718
2.13%, 12/01/28	145	136,513
2.88%, 01/15/31	155	143,718
3.00%, 01/15/30	185	175,590
3.50%, 07/15/29	145	141,153
4.75%, 01/15/33	50	49,925
5.25%, 12/15/32	30	30,966
5.38%, 02/15/35	140	143,865
Highwoods Realty LP
2.60%, 02/01/31	75	67,025
3.05%, 02/15/30	105	98,021
3.88%, 03/01/27	30	29,758
4.13%, 03/15/28	20	19,804
4.20%, 04/15/29	60	59,101
5.35%, 01/15/33	25	25,104
7.65%, 02/01/34	50	57,098
Host Hotels & Resorts LP
5.50%, 04/15/35	145	147,511
5.70%, 06/15/32	150	156,456
5.70%, 07/01/34	115	119,002
Series H, 3.38%, 12/15/29	165	158,042
Series I, 3.50%, 09/15/30	175	166,504
Series J, 2.90%, 12/15/31	90	80,957
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	235	204,873
2.30%, 11/15/28	165	156,871
2.70%, 01/15/34	55	47,103
4.15%, 04/15/32	95	92,222
4.88%, 02/01/35	125	124,160
4.95%, 01/15/33	85	86,057
5.45%, 08/15/30	130	135,426
5.50%, 08/15/33	90	93,712
Kilroy Realty LP
2.50%, 11/15/32	105	88,032
2.65%, 11/15/33	180	148,297
3.05%, 02/15/30	130	120,563
4.25%, 08/15/29	95	93,333
4.75%, 12/15/28	125	125,502
Kimco Realty OP LLC
1.90%, 03/01/28	145	138,392
2.25%, 12/01/31	150	133,321
2.70%, 10/01/30	110	102,664
3.20%, 04/01/32	55	51,321
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.80%, 04/01/27	$150	$149,731
4.60%, 02/01/33	155	155,301
4.85%, 03/01/35	50	50,057
6.40%, 03/01/34	90	99,880
Kite Realty Group LP
4.95%, 12/15/31	40	40,674
5.20%, 08/15/32	85	87,029
5.50%, 03/01/34	65	67,413
Kite Realty Group Trust, 4.75%, 09/15/30	95	95,941
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.50%, 08/01/30(a)	10	10,228
Lineage OP LP, 5.25%, 07/15/30(b)	30	30,464
LXP Industrial Trust
2.38%, 10/01/31	100	87,576
2.70%, 09/15/30	86	79,076
6.75%, 11/15/28	14	14,885
Mid-America Apartments LP
1.70%, 02/15/31	115	101,130
2.75%, 03/15/30	80	75,827
3.60%, 06/01/27	203	202,060
3.95%, 03/15/29	140	139,437
4.20%, 06/15/28	100	100,415
4.65%, 01/15/33	75	75,288
4.95%, 03/01/35	25	25,351
5.00%, 03/15/34	80	81,305
5.30%, 02/15/32	80	83,656
National Health Investors Inc.
3.00%, 02/01/31	125	113,542
5.35%, 02/01/33	55	54,783
NNN REIT Inc.
2.50%, 04/15/30	50	46,539
3.50%, 10/15/27	120	118,850
3.60%, 12/15/26	30	29,837
4.30%, 10/15/28	137	137,745
4.60%, 02/15/31	95	95,795
5.50%, 06/15/34	85	88,641
5.60%, 10/15/33	140	147,112
Omega Healthcare Investors Inc.
3.25%, 04/15/33(a)	120	106,953
3.38%, 02/01/31	165	154,196
3.63%, 10/01/29	130	125,480
4.50%, 04/01/27	265	265,888
4.75%, 01/15/28	129	130,090
5.20%, 07/01/30	55	56,078
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	115	103,393
4.95%, 01/15/35	50	49,641
5.25%, 08/15/32	50	51,266
5.75%, 07/15/34	135	141,889
Piedmont Operating Partnership LP
2.75%, 04/01/32	55	47,124
3.15%, 08/15/30	74	67,811
5.63%, 01/15/33	50	50,384
6.88%, 07/15/29	70	74,459
Prologis LP
1.25%, 10/15/30	210	184,082
1.63%, 03/15/31	95	83,304
1.75%, 07/01/30	80	72,047
1.75%, 02/01/31	105	92,963
2.13%, 04/15/27	201	196,308

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.25%, 04/15/30	$225	$208,887
2.25%, 01/15/32	145	128,464
2.88%, 11/15/29	85	81,335
3.38%, 12/15/27	155	153,541
3.88%, 09/15/28	109	108,885
4.00%, 09/15/28	105	105,208
4.38%, 02/01/29	74	74,724
4.63%, 01/15/33	55	55,716
4.75%, 01/15/31	130	133,121
4.75%, 06/15/33	160	162,452
4.88%, 06/15/28	125	127,962
5.00%, 03/15/34	205	209,859
5.00%, 01/31/35	135	137,470
5.13%, 01/15/34	150	154,780
5.25%, 05/15/35	185	191,929
Public Storage Operating Co.
1.85%, 05/01/28	172	163,983
1.95%, 11/09/28	150	142,079
2.25%, 11/09/31	135	120,586
2.30%, 05/01/31	165	149,484
3.09%, 09/15/27	120	118,414
3.39%, 05/01/29	116	113,807
4.38%, 07/01/30	105	106,157
5.00%, 07/01/35	80	81,660
5.10%, 08/01/33	110	114,725
5.13%, 01/15/29	120	124,124
Rayonier LP, 2.75%, 05/17/31	131	118,579
Realty Income Corp.
1.80%, 03/15/33	75	62,552
2.10%, 03/15/28	120	115,080
2.20%, 06/15/28	130	124,586
2.70%, 02/15/32	65	58,836
2.85%, 12/15/32	145	130,398
3.00%, 01/15/27	165	163,234
3.10%, 12/15/29	150	144,404
3.20%, 02/15/31	110	104,379
3.25%, 06/15/29	50	48,655
3.25%, 01/15/31	239	227,765
3.40%, 01/15/28	110	108,803
3.40%, 01/15/30	130	126,540
3.65%, 01/15/28	130	129,259
3.95%, 08/15/27	175	174,968
3.95%, 02/01/29	85	84,739
4.00%, 07/15/29	130	129,651
4.50%, 02/01/33	80	79,527
4.70%, 12/15/28	205	208,914
4.75%, 02/15/29	105	107,181
4.85%, 03/15/30	95	97,792
4.90%, 07/15/33	185	188,242
5.13%, 02/15/34	185	190,944
5.13%, 04/15/35	15	15,350
5.63%, 10/13/32	159	169,327
Regency Centers LP
2.95%, 09/15/29	150	143,829
3.60%, 02/01/27	191	189,920
3.70%, 06/15/30	115	112,815
4.13%, 03/15/28	65	65,102
5.00%, 07/15/32	55	56,568
5.10%, 01/15/35	55	56,025
5.25%, 01/15/34	70	72,534
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Rexford Industrial Realty LP
2.13%, 12/01/30	$35	$31,380
2.15%, 09/01/31	185	162,688
5.00%, 06/15/28	85	86,468
Sabra Health Care LP
3.20%, 12/01/31	135	123,536
3.90%, 10/15/29	105	102,624
Safehold GL Holdings LLC
2.80%, 06/15/31(a)	105	96,755
2.85%, 01/15/32	80	71,680
5.65%, 01/15/35	80	82,357
6.10%, 04/01/34	60	63,833
Simon Property Group LP
1.38%, 01/15/27	150	145,742
1.75%, 02/01/28	215	205,549
2.20%, 02/01/31	160	144,739
2.25%, 01/15/32	190	167,713
2.45%, 09/13/29	290	274,048
2.65%, 07/15/30	145	136,098
2.65%, 02/01/32	140	126,431
3.38%, 06/15/27	175	173,698
3.38%, 12/01/27	192	190,057
4.38%, 10/01/30	180	181,367
4.75%, 09/26/34	140	140,169
5.13%, 10/01/35	225	229,657
5.50%, 03/08/33	140	148,193
6.25%, 01/15/34	110	121,289
Store Capital LLC
2.70%, 12/01/31	80	70,766
2.75%, 11/18/30	85	77,524
4.50%, 03/15/28	90	90,206
4.63%, 03/15/29	70	69,787
5.40%, 04/30/30(b)	130	132,680
Sun Communities Operating LP
2.30%, 11/01/28	150	142,648
2.70%, 07/15/31	140	127,790
4.20%, 04/15/32	165	161,259
Tanger Properties LP
2.75%, 09/01/31	115	104,198
3.88%, 07/15/27	25	24,834
UDR Inc.
1.90%, 03/15/33	45	37,307
2.10%, 08/01/32	105	90,191
2.10%, 06/15/33	40	33,497
3.00%, 08/15/31	115	106,798
3.10%, 11/01/34	130	113,589
3.20%, 01/15/30	175	168,181
3.50%, 07/01/27	120	118,786
3.50%, 01/15/28	75	74,051
4.40%, 01/26/29	95	95,738
5.13%, 09/01/34	70	71,377
Ventas Realty LP
2.50%, 09/01/31	110	99,133
3.00%, 01/15/30	170	161,897
3.85%, 04/01/27	155	154,486
4.00%, 03/01/28	115	114,713
4.40%, 01/15/29	176	176,985
4.75%, 11/15/30	130	132,069
5.00%, 01/15/35	100	100,411
5.10%, 07/15/32	145	149,045
5.63%, 07/01/34	60	62,841

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
VICI Properties LP
4.75%, 02/15/28	$330	$333,447
4.75%, 04/01/28	95	96,090
4.95%, 02/15/30	225	227,795
5.13%, 11/15/31	115	116,911
5.13%, 05/15/32	410	413,573
5.63%, 04/01/35	190	194,444
5.75%, 04/01/34	125	129,737
Welltower OP LLC
2.05%, 01/15/29	90	84,796
2.70%, 02/15/27	180	177,506
2.75%, 01/15/31	140	130,652
2.75%, 01/15/32	135	123,145
2.80%, 06/01/31	135	125,423
3.10%, 01/15/30	268	257,788
3.85%, 06/15/32	140	135,593
4.13%, 03/15/29	150	150,371
4.25%, 04/15/28	200	201,551
4.50%, 07/01/30	175	177,246
5.13%, 07/01/35	190	195,361
Weyerhaeuser Co.
3.38%, 03/09/33	90	82,552
4.00%, 11/15/29	215	213,166
4.00%, 04/15/30	167	165,118
6.95%, 10/01/27	55	57,865
7.38%, 03/15/32	165	188,351
WP Carey Inc.
2.25%, 04/01/33	35	29,604
2.40%, 02/01/31	90	81,047
2.45%, 02/01/32	115	101,606
3.85%, 07/15/29	195	192,541
4.65%, 07/15/30	55	55,565
5.38%, 06/30/34	120	124,374
		53,104,829
Retail — 0.7%
AutoNation Inc.
1.95%, 08/01/28	60	56,467
2.40%, 08/01/31	122	107,573
3.80%, 11/15/27	70	69,404
3.85%, 03/01/32	160	150,583
4.45%, 01/15/29	75	75,217
4.75%, 06/01/30	92	92,997
5.89%, 03/15/35	95	99,075
AutoZone Inc.
1.65%, 01/15/31	125	109,533
3.75%, 06/01/27	160	159,287
3.75%, 04/18/29	114	112,502
4.00%, 04/15/30	165	163,673
4.50%, 02/01/28	155	156,767
4.75%, 08/01/32	190	192,240
4.75%, 02/01/33	135	135,793
5.10%, 07/15/29	130	133,967
5.13%, 06/15/30	60	62,110
5.20%, 08/01/33	65	66,966
5.40%, 07/15/34	130	135,441
6.25%, 11/01/28	85	90,117
6.55%, 11/01/33	115	128,531
Best Buy Co. Inc.
1.95%, 10/01/30	180	161,415
4.45%, 10/01/28	118	119,256
Security	Par (000)	Value
Retail (continued)
Costco Wholesale Corp.
1.38%, 06/20/27	$340	$328,779
1.60%, 04/20/30	442	401,208
1.75%, 04/20/32	250	217,456
3.00%, 05/18/27	275	272,870
Darden Restaurants Inc.
3.85%, 05/01/27	104	103,615
4.35%, 10/15/27	130	130,610
4.55%, 10/15/29	125	126,182
6.30%, 10/10/33	105	114,264
Dick's Sporting Goods Inc.
3.15%, 01/15/32	185	170,304
4.00%, 10/01/29(b)	5	4,913
Dollar General Corp.
3.50%, 04/03/30	229	221,456
4.13%, 05/01/28	120	119,962
4.63%, 11/01/27	115	115,946
5.00%, 11/01/32	155	157,149
5.20%, 07/05/28	105	107,582
5.45%, 07/05/33	180	186,863
Dollar Tree Inc.
2.65%, 12/01/31	205	184,173
4.20%, 05/15/28	295	294,723
Ferguson Enterprises Inc.
4.35%, 03/15/31	130	129,863
5.00%, 10/03/34	170	172,360
Genuine Parts Co.
1.88%, 11/01/30	150	131,699
2.75%, 02/01/32	105	93,088
4.95%, 08/15/29	155	157,389
6.50%, 11/01/28	135	142,892
6.88%, 11/01/33(a)	110	122,835
Home Depot Inc. (The)
0.90%, 03/15/28	150	141,055
1.38%, 03/15/31	285	247,745
1.50%, 09/15/28	290	272,723
1.88%, 09/15/31	235	207,372
2.50%, 04/15/27	190	186,742
2.70%, 04/15/30	362	343,088
2.80%, 09/14/27	248	243,876
2.88%, 04/15/27	200	197,606
2.95%, 06/15/29	443	429,041
3.25%, 04/15/32	265	249,824
3.75%, 09/15/28	75	74,963
3.90%, 12/06/28	207	207,585
3.95%, 09/15/30(a)	80	79,744
4.50%, 09/15/32	290	295,069
4.65%, 09/15/35	145	144,939
4.75%, 06/25/29	285	292,398
4.85%, 06/25/31	245	253,803
4.88%, 06/25/27	225	228,773
4.90%, 04/15/29	165	169,867
4.95%, 06/25/34	385	396,331
Lowe's Companies Inc.
1.30%, 04/15/28	215	202,063
1.70%, 09/15/28	250	234,825
1.70%, 10/15/30	285	252,996
2.63%, 04/01/31	335	307,648
3.10%, 05/03/27	349	344,619
3.35%, 04/01/27	225	223,139
3.65%, 04/05/29	330	325,288

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.75%, 04/01/32	$385	$369,886
4.50%, 04/15/30	318	322,149
5.00%, 04/15/33	260	266,894
5.15%, 07/01/33	235	243,481
6.50%, 03/15/29	80	85,928
Lowe's Cos. Inc.
3.95%, 10/15/27	235	234,939
4.00%, 10/15/28	225	224,986
4.25%, 03/15/31	225	223,959
4.50%, 10/15/32	225	224,105
4.85%, 10/15/35	230	229,559
McDonald's Corp.
2.13%, 03/01/30	167	154,448
2.63%, 09/01/29	229	218,269
3.50%, 03/01/27	231	229,725
3.50%, 07/01/27	280	278,205
3.60%, 07/01/30	252	247,622
3.80%, 04/01/28	230	229,451
4.40%, 02/12/31	170	171,565
4.60%, 05/15/30	155	158,060
4.60%, 09/09/32	180	184,211
4.80%, 08/14/28	165	168,505
4.95%, 08/14/33	150	155,748
4.95%, 03/03/35	150	153,155
5.00%, 05/17/29	110	113,442
5.00%, 02/13/36	75	76,304
5.20%, 05/17/34	180	188,015
O'Reilly Automotive Inc.
1.75%, 03/15/31	85	74,534
3.60%, 09/01/27	222	220,355
3.90%, 06/01/29	109	108,036
4.20%, 04/01/30	155	154,785
4.35%, 06/01/28	145	146,207
4.70%, 06/15/32	270	272,856
5.00%, 08/19/34	115	116,532
Ross Stores Inc., 1.88%, 04/15/31	135	118,900
Starbucks Corp.
2.00%, 03/12/27	175	170,618
2.25%, 03/12/30	197	182,072
2.55%, 11/15/30	295	273,086
3.00%, 02/14/32	245	226,664
3.50%, 03/01/28	125	123,744
3.55%, 08/15/29	266	261,617
4.00%, 11/15/28	145	144,996
4.50%, 05/15/28	170	171,741
4.80%, 05/15/30	55	56,261
4.80%, 02/15/33	120	122,123
4.85%, 02/08/27	120	121,076
4.90%, 02/15/31	125	128,897
5.00%, 02/15/34	115	117,883
5.40%, 05/15/35(a)	140	146,273
Target Corp.
1.95%, 01/15/27	290	284,173
2.35%, 02/15/30	171	160,200
2.65%, 09/15/30	147	138,037
3.38%, 04/15/29	234	229,806
4.35%, 06/15/28	115	116,275
4.40%, 01/15/33	120	120,110
4.50%, 09/15/32(a)	265	267,910
4.50%, 09/15/34	150	148,662
5.00%, 04/15/35(a)	220	224,110
Security	Par (000)	Value
Retail (continued)
6.35%, 11/01/32	$95	$106,047
TJX Companies Inc. (The)
1.15%, 05/15/28	130	121,851
1.60%, 05/15/31	70	61,494
3.88%, 04/15/30	185	184,061
Tractor Supply Co.
1.75%, 11/01/30	210	186,202
5.25%, 05/15/33	140	145,911
Walmart Inc.
2.38%, 09/24/29	97	92,312
3.25%, 07/08/29	190	186,986
3.70%, 06/26/28	310	310,792
3.90%, 04/15/28	210	211,343
4.00%, 04/15/30	150	151,766
4.10%, 04/28/27	185	186,254
4.10%, 04/15/33	335	336,158
4.15%, 09/09/32	270	273,558
4.35%, 04/28/30	155	157,894
4.90%, 04/28/35	325	337,554
5.25%, 09/01/35	45	48,079
5.88%, 04/05/27	20	20,603
7.55%, 02/15/30	135	154,721
		26,914,953
Semiconductors — 0.7%
Advanced Micro Devices Inc.
3.92%, 06/01/32	120	118,126
4.32%, 03/24/28	130	131,392
Analog Devices Inc.
1.70%, 10/01/28	155	146,072
2.10%, 10/01/31	305	271,391
3.45%, 06/15/27	165	163,859
3.50%, 12/05/26	240	239,146
4.25%, 06/15/28	180	181,371
4.50%, 06/15/30	170	173,004
5.05%, 04/01/34	190	198,125
Applied Materials Inc.
1.75%, 06/01/30	149	135,009
3.30%, 04/01/27	292	290,235
4.00%, 01/15/31	80	79,809
4.60%, 01/15/36	30	29,819
4.80%, 06/15/29	220	226,076
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	245	242,904
Broadcom Inc.
1.95%, 02/15/28	165	158,249
2.45%, 02/15/31	530	487,607
2.60%, 02/15/33	385	342,505
3.42%, 04/15/33	510	478,161
3.47%, 04/15/34	715	660,252
4.00%, 04/15/29(b)	171	170,776
4.11%, 09/15/28	255	256,015
4.15%, 02/15/28	235	236,182
4.15%, 11/15/30	455	455,197
4.15%, 04/15/32(b)	240	236,916
4.20%, 10/15/30	90	90,240
4.30%, 11/15/32	445	442,420
4.35%, 02/15/30	290	292,472
4.55%, 02/15/32	205	207,182
4.60%, 07/15/30	330	336,435
4.75%, 04/15/29	361	368,644
4.80%, 04/15/28	150	152,850

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.80%, 10/15/34	$415	$420,571
4.80%, 02/15/36	450	451,089
4.90%, 07/15/32	350	359,700
5.00%, 04/15/30	166	171,618
5.05%, 07/12/27	330	335,804
5.05%, 07/12/29	500	516,461
5.05%, 04/15/30	125	129,400
5.15%, 11/15/31	265	276,632
5.20%, 04/15/32	165	172,529
5.20%, 07/15/35	560	583,567
Intel Corp.
1.60%, 08/12/28	200	187,329
2.00%, 08/12/31	300	264,157
2.45%, 11/15/29	441	412,075
3.15%, 05/11/27	229	225,859
3.75%, 03/25/27	231	229,888
3.75%, 08/05/27	280	278,209
3.90%, 03/25/30	359	352,857
4.00%, 08/05/29	220	217,978
4.00%, 12/15/32	130	124,729
4.15%, 08/05/32	285	276,600
4.88%, 02/10/28	380	385,795
5.00%, 02/21/31	95	97,573
5.13%, 02/10/30	265	272,698
5.15%, 02/21/34(a)	200	203,542
5.20%, 02/10/33(a)	480	492,501
KLA Corp.
4.10%, 03/15/29	234	234,902
4.65%, 07/15/32	210	214,404
4.70%, 02/01/34	115	116,282
Lam Research Corp.
1.90%, 06/15/30	205	186,544
4.00%, 03/15/29	225	225,349
Marvell Technology Inc.
2.45%, 04/15/28	185	178,064
2.95%, 04/15/31	225	208,800
4.75%, 07/15/30	75	76,080
4.88%, 06/22/28	110	111,887
5.45%, 07/15/35	80	82,693
5.75%, 02/15/29	195	203,799
5.95%, 09/15/33	140	150,080
Microchip Technology Inc.
4.90%, 03/15/28	200	202,944
5.05%, 03/15/29	320	326,740
5.05%, 02/15/30	120	122,805
Micron Technology Inc.
2.70%, 04/15/32	230	206,164
4.66%, 02/15/30	200	202,517
5.30%, 01/15/31	145	150,401
5.33%, 02/06/29	195	201,106
5.65%, 11/01/32	85	89,465
5.80%, 01/15/35	220	232,591
5.88%, 02/09/33	195	207,714
5.88%, 09/15/33	215	229,439
6.05%, 11/01/35	200	214,652
NVIDIA Corp.
1.55%, 06/15/28	295	280,070
2.00%, 06/15/31	370	334,536
2.85%, 04/01/30	324	310,653
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	118	122,199
Security	Par (000)	Value
Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	$233	$211,103
2.65%, 02/15/32	220	196,949
3.15%, 05/01/27	160	157,744
3.40%, 05/01/30	230	221,794
4.30%, 08/19/28	145	145,394
4.30%, 06/18/29	235	235,321
4.40%, 06/01/27	115	115,433
4.85%, 08/19/32	75	75,601
5.00%, 01/15/33	220	223,719
5.25%, 08/19/35	125	127,108
Qorvo Inc., 4.38%, 10/15/29	200	196,944
QUALCOMM Inc.
1.30%, 05/20/28	228	214,601
1.65%, 05/20/32	285	244,451
2.15%, 05/20/30	245	226,031
3.25%, 05/20/27	473	469,653
4.25%, 05/20/32	100	100,435
4.50%, 05/20/30	115	117,103
4.65%, 05/20/35	205	207,101
4.75%, 05/20/32	115	118,272
5.00%, 05/20/35	155	159,004
5.40%, 05/20/33	165	175,866
Skyworks Solutions Inc., 3.00%, 06/01/31	125	113,623
Texas Instruments Inc.
1.75%, 05/04/30	195	177,476
1.90%, 09/15/31	150	133,515
2.25%, 09/04/29	220	207,478
2.90%, 11/03/27	106	104,645
3.65%, 08/16/32	105	101,271
4.50%, 05/23/30	100	102,082
4.60%, 02/08/27	150	151,274
4.60%, 02/15/28	195	198,175
4.60%, 02/08/29	100	102,330
4.85%, 02/08/34	205	211,677
4.90%, 03/14/33	220	227,871
5.10%, 05/23/35	125	129,596
TSMC Arizona Corp.
2.50%, 10/25/31	295	270,091
3.88%, 04/22/27	200	199,763
4.13%, 04/22/29	25	25,129
4.25%, 04/22/32	205	206,807
Xilinx Inc., 2.38%, 06/01/30	207	192,680
		27,655,592
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	50	47,266
3.48%, 12/01/27	155	152,988
4.20%, 05/01/30	130	128,686
5.35%, 01/15/30	120	124,236
5.75%, 01/15/35	110	116,630
		569,806
Software — 0.7%
Adobe Inc.
2.15%, 02/01/27	225	220,972
2.30%, 02/01/30	312	292,609
4.75%, 01/17/28	90	91,895
4.80%, 04/04/29	335	344,555
4.85%, 04/04/27	125	126,732
4.95%, 01/17/30	15	15,544

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.95%, 04/04/34	$135	$140,136
5.30%, 01/17/35	20	21,203
Atlassian Corp.
5.25%, 05/15/29	155	159,139
5.50%, 05/15/34	125	129,867
Autodesk Inc.
2.40%, 12/15/31	280	250,279
2.85%, 01/15/30	138	130,838
3.50%, 06/15/27	180	178,671
5.30%, 06/15/35	160	165,444
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	240	218,518
2.90%, 12/01/29	187	177,573
Cadence Design Systems Inc.
4.20%, 09/10/27	90	90,387
4.30%, 09/10/29	185	186,036
4.70%, 09/10/34	190	191,020
Concentrix Corp.
6.60%, 08/02/28(a)	168	173,368
6.85%, 08/02/33(a)	182	181,492
Electronic Arts Inc., 1.85%, 02/15/31	210	203,473
Fidelity National Information Services Inc.
1.65%, 03/01/28	150	141,874
2.25%, 03/01/31	35	31,280
3.75%, 05/21/29	120	117,621
5.10%, 07/15/32	153	156,853
Fiserv Inc.
2.25%, 06/01/27	241	233,936
2.65%, 06/01/30	242	222,635
3.50%, 07/01/29	634	613,286
4.20%, 10/01/28	250	249,023
4.55%, 02/15/31	90	89,407
4.75%, 03/15/30	185	186,179
5.15%, 03/15/27	185	186,741
5.15%, 08/12/34	205	204,130
5.25%, 08/11/35(a)	225	225,839
5.35%, 03/15/31	165	169,592
5.38%, 08/21/28	175	179,427
5.45%, 03/02/28	175	179,034
5.45%, 03/15/34	160	162,941
5.60%, 03/02/33	200	206,448
5.63%, 08/21/33	290	299,745
Intuit Inc.
1.35%, 07/15/27	148	142,374
1.65%, 07/15/30	145	130,313
5.13%, 09/15/28	195	201,306
5.20%, 09/15/33	265	278,223
Microsoft Corp.
1.35%, 09/15/30	130	116,698
3.30%, 02/06/27	903	899,814
3.40%, 06/15/27	100	99,757
3.50%, 02/12/35	75	71,487
MSCI Inc.
5.15%, 03/15/36	75	74,835
5.25%, 09/01/35	75	75,914
Oracle Corp.
2.30%, 03/25/28	450	429,151
2.80%, 04/01/27	546	535,241
2.88%, 03/25/31	705	639,585
2.95%, 04/01/30	775	721,242
3.25%, 11/15/27	613	600,469
Security	Par (000)	Value
Software (continued)
3.25%, 05/15/30	$115	$108,043
3.90%, 05/15/35	470	416,129
4.20%, 09/27/29	335	330,141
4.30%, 07/08/34	440	407,982
4.45%, 09/26/30	450	443,447
4.50%, 05/06/28	180	180,404
4.65%, 05/06/30	175	174,657
4.70%, 09/27/34	415	393,828
4.80%, 08/03/28	385	388,919
4.80%, 09/26/32	705	693,107
4.90%, 02/06/33	345	338,896
5.20%, 09/26/35	910	891,932
5.25%, 02/03/32	300	302,955
5.50%, 08/03/35	60	60,148
6.15%, 11/09/29	285	299,444
6.25%, 11/09/32	525	557,336
Paychex Inc.
5.10%, 04/15/30	210	215,900
5.35%, 04/15/32	240	249,629
5.60%, 04/15/35	295	309,893
Roper Technologies Inc.
1.40%, 09/15/27	175	167,152
1.75%, 02/15/31	230	201,645
2.00%, 06/30/30	110	99,462
2.95%, 09/15/29	176	168,300
3.80%, 12/15/26	165	164,613
4.20%, 09/15/28	215	215,631
4.25%, 09/15/28	45	45,196
4.45%, 09/15/30	75	75,481
4.50%, 10/15/29	160	161,841
4.75%, 02/15/32	145	147,062
4.90%, 10/15/34	200	200,647
5.10%, 09/15/35	200	203,148
Salesforce Inc.
1.50%, 07/15/28	290	274,137
1.95%, 07/15/31	365	326,187
3.70%, 04/11/28	332	331,827
ServiceNow Inc., 1.40%, 09/01/30	313	276,005
Synopsys Inc.
4.55%, 04/01/27	325	327,291
4.65%, 04/01/28	170	172,144
4.85%, 04/01/30	325	332,150
5.00%, 04/01/32	340	348,525
5.15%, 04/01/35	545	556,950
Take-Two Interactive Software Inc.
3.70%, 04/14/27	220	218,885
4.00%, 04/14/32	115	111,828
4.95%, 03/28/28	200	203,737
5.40%, 06/12/29	85	88,105
5.60%, 06/12/34	70	73,493
VMware LLC
1.80%, 08/15/28	195	184,064
2.20%, 08/15/31	390	347,504
3.90%, 08/21/27	294	293,548
4.70%, 05/15/30	185	188,107
Workday Inc.
3.50%, 04/01/27	280	278,090
3.70%, 04/01/29	195	192,536
3.80%, 04/01/32	325	312,070
		26,612,302

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications — 1.0%
America Movil SAB de CV
2.88%, 05/07/30	$230	$217,076
3.63%, 04/22/29	110	107,978
4.70%, 07/21/32	205	207,293
6.38%, 03/01/35	235	260,947
AT&T Inc.
1.65%, 02/01/28	515	489,782
2.25%, 02/01/32	590	520,504
2.30%, 06/01/27	545	531,257
2.55%, 12/01/33	860	737,944
2.75%, 06/01/31	724	667,438
3.80%, 02/15/27	212	211,386
4.10%, 02/15/28	410	410,235
4.25%, 03/01/27	346	346,767
4.30%, 02/15/30	673	676,710
4.35%, 03/01/29	156	156,913
4.50%, 05/15/35	510	495,784
4.55%, 11/01/32	170	170,188
4.70%, 08/15/30	265	270,117
4.90%, 11/01/35	350	348,901
5.38%, 08/15/35	255	263,702
5.40%, 02/15/34	630	658,723
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33	180	183,595
5.20%, 02/15/34	150	153,029
Series US-5, 2.15%, 02/15/32	200	173,552
British Telecommunications PLC
5.13%, 12/04/28	25	25,656
9.63%, 12/15/30	625	769,499
Cisco Systems Inc.
4.55%, 02/24/28	260	264,164
4.75%, 02/24/30	230	236,705
4.80%, 02/26/27	415	419,962
4.85%, 02/26/29	530	544,980
4.95%, 02/26/31	570	593,291
4.95%, 02/24/32	245	254,326
5.05%, 02/26/34	615	638,126
5.10%, 02/24/35	260	269,753
Deutsche Telekom International Finance BV
8.75%, 06/15/30(d)	812	953,899
9.25%, 06/01/32	125	156,618
Juniper Networks Inc.
2.00%, 12/10/30	115	101,667
3.75%, 08/15/29	140	136,887
Koninklijke KPN NV, 8.38%, 10/01/30	165	193,709
Motorola Solutions Inc.
2.30%, 11/15/30	121	109,786
2.75%, 05/24/31	210	192,246
4.60%, 02/23/28	190	191,973
4.60%, 05/23/29	258	261,242
4.85%, 08/15/30	100	102,058
5.00%, 04/15/29	85	87,193
5.20%, 08/15/32	75	77,422
5.40%, 04/15/34	190	196,629
5.55%, 08/15/35	235	244,851
5.60%, 06/01/32	140	147,551
Nokia OYJ, 4.38%, 06/12/27	110	110,053
Orange SA, 9.00%, 03/01/31	555	672,069
Rogers Communications Inc.
3.20%, 03/15/27	220	217,161
3.80%, 03/15/32	500	472,967
Security	Par (000)	Value
Telecommunications (continued)
5.00%, 02/15/29	$300	$305,898
5.30%, 02/15/34	300	304,390
Sprint Capital Corp.
6.88%, 11/15/28	670	721,966
8.75%, 03/15/32	510	620,927
Telefonica Emisiones SA, 4.10%, 03/08/27	281	280,517
Telefonica Europe BV, 8.25%, 09/15/30	290	334,025
TELUS Corp.
2.80%, 02/16/27	155	152,487
3.40%, 05/13/32	285	263,394
3.70%, 09/15/27	180	178,679
T-Mobile USA Inc.
2.05%, 02/15/28	170	162,904
2.25%, 11/15/31	220	195,408
2.40%, 03/15/29	145	137,329
2.55%, 02/15/31	610	558,963
2.63%, 02/15/29	237	226,144
2.70%, 03/15/32	230	207,409
2.88%, 02/15/31	225	209,327
3.38%, 04/15/29	535	521,507
3.50%, 04/15/31	530	508,320
3.75%, 04/15/27	927	922,791
3.88%, 04/15/30	1,553	1,529,376
4.20%, 10/01/29	170	170,534
4.63%, 01/15/33	160	160,166
4.70%, 01/15/35	245	242,713
4.75%, 02/01/28	300	300,193
4.80%, 07/15/28	215	218,802
4.85%, 01/15/29	235	240,314
4.95%, 03/15/28	235	239,507
4.95%, 11/15/35	175	175,839
5.05%, 07/15/33	600	615,915
5.13%, 05/15/32	270	279,473
5.15%, 04/15/34	265	272,615
5.20%, 01/15/33	285	295,499
5.30%, 05/15/35	330	341,320
5.75%, 01/15/34	230	245,164
6.70%, 12/15/33	10	11,280
Verizon Communications Inc.
1.50%, 09/18/30	250	220,188
1.68%, 10/30/30	295	261,437
1.75%, 01/20/31	517	456,683
2.10%, 03/22/28	527	505,371
2.36%, 03/15/32	918	811,342
2.55%, 03/21/31	890	814,364
3.00%, 03/22/27	177	176,936
3.15%, 03/22/30	353	338,759
3.88%, 02/08/29	335	333,298
4.02%, 12/03/29	836	830,081
4.13%, 03/16/27	50	50,098
4.33%, 09/21/28	805	811,327
4.40%, 11/01/34	400	388,646
4.50%, 08/10/33	475	471,051
4.75%, 01/15/33	190	191,141
4.78%, 02/15/35	245	243,229
5.00%, 01/15/36	675	675,797
5.05%, 05/09/33	240	247,524
5.25%, 04/02/35	400	409,691
5.85%, 09/15/35	10	10,741
6.40%, 09/15/33	100	110,978
7.75%, 12/01/30	155	178,433

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Vodafone Group PLC
6.25%, 11/30/32	$200	$218,107
7.88%, 02/15/30	110	125,905
		37,934,486
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27	105	103,846
3.90%, 11/19/29	210	206,323
6.05%, 05/14/34	120	127,298
		437,467
Transportation — 0.3%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27	171	169,765
Canadian National Railway Co.
3.85%, 08/05/32	260	252,449
4.20%, 03/12/31	50	50,179
4.38%, 09/18/34	145	143,223
4.75%, 11/12/35	50	50,350
5.85%, 11/01/33	60	65,681
6.25%, 08/01/34	120	133,979
6.90%, 07/15/28	110	118,243
Canadian Pacific Railway Co.
1.75%, 12/02/26	265	259,144
2.05%, 03/05/30	130	119,426
2.45%, 12/02/31	330	296,464
2.88%, 11/15/29	100	95,455
4.00%, 06/01/28	122	122,129
4.80%, 03/30/30	125	128,333
4.80%, 09/15/35	10	9,994
5.20%, 03/30/35	145	150,168
7.13%, 10/15/31	100	114,115
CH Robinson Worldwide Inc., 4.20%, 04/15/28	150	150,439
CSX Corp.
2.40%, 02/15/30	105	98,654
3.25%, 06/01/27	305	302,212
3.80%, 03/01/28	200	199,623
4.10%, 11/15/32	225	222,063
4.25%, 03/15/29	235	237,305
5.05%, 06/15/35	200	205,250
5.20%, 11/15/33	145	151,960
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.88%, 08/20/35	7	6,410
FedEx Corp.
2.40%, 05/15/31	150	135,583
3.10%, 08/05/29	185	178,179
3.40%, 02/15/28	50	49,252
3.90%, 02/01/35	75	69,433
4.25%, 05/15/30	225	226,800
4.90%, 01/15/34	30	30,144
JB Hunt Transport Services Inc., 4.90%, 03/15/30	70	71,588
Kirby Corp., 4.20%, 03/01/28	121	121,140
Norfolk Southern Corp.
2.30%, 05/15/31	130	118,023
2.55%, 11/01/29	84	79,376
3.00%, 03/15/32	135	125,054
3.15%, 06/01/27	95	93,945
3.80%, 08/01/28	135	134,515
4.45%, 03/01/33	115	115,280
5.05%, 08/01/30	160	166,224
5.10%, 05/01/35	100	102,956
5.55%, 03/15/34	90	95,469
Security	Par (000)	Value
Transportation (continued)
7.80%, 05/15/27	$85	$89,599
Ryder System Inc.
2.85%, 03/01/27	105	103,408
2.90%, 12/01/26	127	125,579
4.30%, 06/15/27	80	80,246
4.30%, 12/01/30	65	64,918
4.85%, 06/15/30	75	76,706
4.90%, 12/01/29	80	81,779
4.95%, 09/01/29	55	56,332
5.00%, 03/15/30	75	77,075
5.25%, 06/01/28	150	154,154
5.30%, 03/15/27	55	55,784
5.38%, 03/15/29	105	108,803
5.50%, 06/01/29	60	62,689
5.65%, 03/01/28	110	113,709
6.30%, 12/01/28	100	106,053
6.60%, 12/01/33	140	156,970
Union Pacific Corp.
2.15%, 02/05/27	185	181,483
2.38%, 05/20/31	225	206,766
2.40%, 02/05/30	192	179,952
2.80%, 02/14/32	332	305,897
3.00%, 04/15/27	120	118,661
3.70%, 03/01/29	181	179,623
3.95%, 09/10/28	244	244,351
4.50%, 01/20/33	290	293,544
5.10%, 02/20/35	215	223,197
6.63%, 02/01/29	85	91,696
United Parcel Service Inc.
2.50%, 09/01/29	112	106,397
3.05%, 11/15/27	225	222,085
3.40%, 03/15/29	174	171,490
4.45%, 04/01/30	203	207,105
4.65%, 10/15/30	100	102,657
4.88%, 03/03/33	210	217,513
5.15%, 05/22/34	220	230,097
5.25%, 05/14/35	195	204,014
Walmart Inc.
1.50%, 09/22/28	367	346,584
1.80%, 09/22/31	465	415,682
3.95%, 09/09/27	284	285,456
		11,814,028
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31	115	101,130
3.50%, 03/15/28	52	51,228
3.50%, 06/01/32	100	93,444
3.85%, 03/30/27	122	121,403
4.00%, 06/30/30	130	128,171
4.55%, 11/07/28	105	105,985
4.70%, 04/01/29	123	124,728
4.90%, 03/15/33	85	85,529
5.40%, 03/15/27	70	70,996
5.45%, 09/15/33	135	140,540
5.50%, 06/15/35	155	160,166
6.05%, 03/15/34	115	123,160
6.90%, 05/01/34	85	96,077
		1,402,557

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Venture Capital — 0.0%
Hercules Capital Inc.
3.38%, 01/20/27	$75	$73,779
6.00%, 06/16/30	65	65,825
		139,604
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31	165	149,274
2.80%, 05/01/30	177	168,110
2.95%, 09/01/27	124	122,009
3.45%, 06/01/29	142	139,385
3.75%, 09/01/28	207	206,150
4.45%, 06/01/32	165	165,778
5.15%, 03/01/34	110	113,884
5.25%, 03/01/35	185	191,688
Essential Utilities Inc.
2.40%, 05/01/31	115	103,832
2.70%, 04/15/30	146	136,957
3.57%, 05/01/29	162	158,425
4.80%, 08/15/27	135	136,354
5.25%, 08/15/35	50	51,272
5.38%, 01/15/34	85	88,290
United Utilities PLC, 6.88%, 08/15/28	55	58,762
		1,990,170
Total Corporate Bonds & Notes — 29.7% (Cost: $1,118,052,220)		1,127,350,668
Foreign Government Obligations(e)
Canada — 0.5%
Canada Government International Bonds
3.75%, 04/26/28	930	935,057
4.00%, 03/18/30	445	451,913
4.63%, 04/30/29	700	723,881
Export Development Canada
3.00%, 05/25/27	240	237,880
3.75%, 09/07/27	400	401,129
3.88%, 02/14/28	735	739,961
4.00%, 06/20/30	680	690,228
4.13%, 02/13/29	715	726,991
4.75%, 06/05/34	220	232,114
Hydro-Quebec
Series HH, 8.50%, 12/01/29	125	145,938
Series HK, 9.38%, 04/15/30	45	54,576
Province of Alberta Canada
1.30%, 07/22/30	260	233,091
3.30%, 03/15/28	635	630,276
4.50%, 06/26/29	245	251,576
4.50%, 01/24/34	260	265,887
Province of British Columbia Canada
1.30%, 01/29/31	885	780,750
4.20%, 07/06/33	475	476,799
4.70%, 01/24/28	700	715,460
4.75%, 06/12/34	415	429,562
4.80%, 11/15/28	400	412,751
4.80%, 06/11/35	510	526,737
4.90%, 04/24/29	525	545,324
Province of Manitoba Canada
1.50%, 10/25/28	200	188,112
4.30%, 07/27/33	250	251,721
4.90%, 05/31/34	200	208,716
Security	Par (000)	Value
Canada (continued)
Province of New Brunswick Canada, 3.63%, 02/24/28	$125	$124,682
Province of Ontario Canada
1.05%, 05/21/27	250	240,630
1.13%, 10/07/30	495	437,268
1.60%, 02/25/31	555	496,810
1.80%, 10/14/31	165	146,709
2.00%, 10/02/29	275	258,375
2.13%, 01/21/32	350	314,922
3.10%, 05/19/27(a)	425	421,481
3.70%, 09/17/29	500	500,029
4.20%, 01/18/29	655	665,455
4.70%, 01/15/30	65	67,418
4.85%, 06/11/35	445	462,569
5.05%, 04/24/34	315	333,047
Province of Quebec Canada
1.35%, 05/28/30	220	198,355
1.90%, 04/21/31	100	90,408
2.75%, 04/12/27	425	419,587
3.63%, 04/13/28	680	679,856
4.25%, 09/05/34	440	439,780
4.50%, 04/03/29	800	820,667
4.50%, 09/08/33	305	312,047
4.63%, 08/28/35	550	561,859
Series PD, 7.50%, 09/15/29	317	358,872
		19,607,256
Chile — 0.1%
Chile Government International Bonds
2.45%, 01/31/31	355	324,671
2.55%, 01/27/32	360	322,749
2.55%, 07/27/33	490	425,669
2.75%, 01/31/27	400	392,817
3.24%, 02/06/28	450	441,730
3.50%, 01/31/34	335	309,294
4.85%, 01/22/29	445	454,516
		2,671,446
Indonesia — 0.1%
Indonesia Government International Bonds
1.85%, 03/12/31	60	52,747
2.15%, 07/28/31	300	265,551
2.85%, 02/14/30	400	378,195
3.40%, 09/18/29	40	38,930
3.50%, 01/11/28	135	133,328
3.55%, 03/31/32	280	264,935
3.85%, 10/15/30	395	387,913
4.10%, 04/24/28	350	350,403
4.15%, 09/20/27	505	505,696
4.40%, 03/10/29	70	70,443
4.55%, 01/11/28	240	241,852
4.65%, 09/20/32	325	327,478
4.70%, 02/10/34	120	120,126
4.75%, 02/11/29	340	345,455
4.75%, 09/10/34	215	215,110
4.85%, 01/11/33	295	298,138
5.25%, 01/15/30	40	41,510
5.60%, 01/15/35	240	255,018
		4,292,828
Israel — 0.1%
Israel Government International Bonds
2.75%, 07/03/30	420	390,265

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Israel (continued)
3.25%, 01/17/28	$40	$39,137
4.50%, 01/17/33	445	436,530
5.38%, 03/12/29	495	509,745
5.38%, 02/19/30	500	517,359
5.50%, 03/12/34	645	671,166
5.63%, 02/19/35	500	524,400
State of Israel, 2.50%, 01/15/30	250	231,736
		3,320,338
Italy — 0.0%
Republic of Italy Government International Bonds
2.88%, 10/17/29	610	586,678
5.38%, 06/15/33	235	250,820
		837,498
Japan — 0.1%
Japan Bank for International Cooperation
1.25%, 01/21/31	335	294,615
1.88%, 04/15/31	660	596,913
2.00%, 10/17/29	210	196,640
2.13%, 02/16/29	255	242,613
2.75%, 11/16/27	305	299,408
2.88%, 06/01/27	305	301,167
2.88%, 07/21/27	240	236,631
3.25%, 07/20/28	200	197,798
3.50%, 10/31/28	205	203,895
4.38%, 10/05/27	205	207,401
4.38%, 01/24/31	250	255,928
4.63%, 07/22/27	310	314,343
4.63%, 07/19/28	325	332,653
4.63%, 04/17/34	215	222,463
4.88%, 10/18/28	45	46,444
Japan International Cooperation Agency
1.00%, 07/22/30	300	263,918
2.75%, 04/27/27	200	197,057
3.25%, 05/25/27	200	198,413
3.38%, 06/12/28	210	208,110
4.00%, 05/23/28	100	100,580
4.75%, 05/21/29	210	216,588
		5,133,578
Mexico — 0.2%
Mexico Government International Bonds
2.66%, 05/24/31	770	687,257
3.25%, 04/16/30	495	468,153
3.50%, 02/12/34	635	550,924
3.75%, 01/11/28	410	405,948
4.15%, 03/28/27	492	491,304
4.50%, 04/22/29	670	672,529
4.75%, 04/27/32	540	528,258
4.88%, 05/19/33	500	482,979
5.00%, 05/07/29	220	223,730
5.38%, 03/22/33	920	917,349
5.40%, 02/09/28	275	281,209
5.63%, 09/22/35	650	644,296
5.85%, 07/02/32	400	412,581
6.35%, 02/09/35	550	579,644
6.75%, 09/27/34	415	452,405
7.50%, 04/08/33	315	362,904
8.30%, 08/15/31	342	406,559
		8,568,029
Security	Par (000)	Value
Panama — 0.1%
Panama Government International Bonds
2.25%, 09/29/32	$535	$436,562
3.16%, 01/23/30	325	302,641
3.30%, 01/19/33	220	191,511
3.88%, 03/17/28	405	397,078
6.40%, 02/14/35	485	505,903
7.50%, 03/01/31	230	253,321
8.88%, 09/30/27	320	342,719
9.38%, 04/01/29	355	402,704
		2,832,439
Peru — 0.1%
Peru Government International Bonds
1.86%, 12/01/32	390	324,515
2.78%, 01/23/31	695	644,577
2.84%, 06/20/30	210	197,782
3.00%, 01/15/34	560	489,556
4.13%, 08/25/27(a)	205	205,755
5.38%, 02/08/35	235	241,516
8.75%, 11/21/33	520	658,056
		2,761,757
Philippines — 0.1%
Bangko Sentral ng Pilipinas International Bonds, 8.60%, 06/15/27	55	59,093
Philippines Government International Bonds
1.65%, 06/10/31	370	321,848
1.95%, 01/06/32	250	217,423
2.46%, 05/05/30	300	279,278
3.00%, 02/01/28	470	459,525
3.23%, 03/29/27	115	113,727
3.56%, 09/29/32	45	42,637
3.75%, 01/14/29	355	350,832
4.38%, 03/05/30	40	40,512
4.63%, 07/17/28	200	202,662
4.75%, 03/05/35	10	10,043
5.00%, 07/17/33	380	390,156
5.17%, 10/13/27	120	122,463
5.25%, 05/14/34	120	124,908
5.50%, 02/04/35	250	265,249
5.61%, 04/13/33	275	292,785
6.38%, 01/15/32	205	227,117
6.38%, 10/23/34	400	450,104
7.75%, 01/14/31	250	290,655
9.50%, 02/02/30	577	693,847
		4,954,864
Poland — 0.1%
Republic of Poland Government International Bonds
4.63%, 03/18/29	340	347,204
4.88%, 02/12/30	685	707,146
4.88%, 10/04/33	630	640,971
5.13%, 09/18/34	625	642,411
5.38%, 02/12/35	650	678,761
5.50%, 11/16/27	320	329,697
5.75%, 11/16/32	430	462,955
		3,809,145
South Korea — 0.2%
Export-Import Bank of Korea
1.25%, 09/21/30	215	190,806
1.38%, 02/09/31	550	486,074
1.63%, 01/18/27	220	214,703
2.13%, 01/18/32	35	31,362

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
2.38%, 04/21/27	$175	$171,691
4.00%, 09/11/27	45	45,163
4.00%, 09/11/29	115	115,660
4.13%, 10/17/27	10	10,060
4.25%, 09/15/27	335	337,517
4.50%, 01/11/29	205	208,828
4.50%, 09/15/32	200	205,240
4.63%, 01/11/34	200	205,673
5.00%, 01/11/28	185	189,403
5.13%, 09/18/28	295	305,421
5.13%, 01/11/33	390	411,910
5.13%, 09/18/33	30	31,820
Korea Development Bank (The)
1.38%, 04/25/27	50	48,354
3.75%, 09/16/30	200	199,257
4.25%, 09/08/32	200	202,284
4.38%, 02/15/33	320	323,491
4.50%, 02/15/29	210	214,295
4.63%, 02/15/27	400	403,779
4.88%, 02/03/30	200	207,910
5.38%, 10/23/28	210	219,104
5.63%, 10/23/33	325	355,424
Korea International Bonds
1.00%, 09/16/30	70	61,854
1.75%, 10/15/31	25	22,427
2.50%, 06/19/29	240	230,715
2.75%, 01/19/27	320	316,785
3.50%, 09/20/28	200	198,759
4.50%, 07/03/29	240	246,606
		6,412,375
Supranational — 2.1%
African Development Bank
3.50%, 09/18/29	540	538,038
3.88%, 06/12/28	160	161,263
4.00%, 03/18/30	650	659,456
4.13%, 02/25/27	575	578,098
4.38%, 11/03/27	655	664,661
4.38%, 03/14/28	535	544,551
4.50%, 06/12/35	390	402,971
4.63%, 01/04/27	615	621,102
Asian Development Bank
0.75%, 10/08/30	280	244,058
1.25%, 06/09/28	355	335,632
1.50%, 01/20/27	925	903,002
1.50%, 03/04/31	520	465,859
1.75%, 09/19/29	403	376,758
1.88%, 03/15/29	155	146,933
1.88%, 01/24/30	522	487,303
2.38%, 08/10/27	25	24,510
2.50%, 11/02/27	389	381,330
2.63%, 01/12/27	325	321,346
2.75%, 01/19/28	450	442,853
3.13%, 08/20/27	1,165	1,156,369
3.13%, 09/26/28	285	281,851
3.13%, 04/27/32	282	270,953
3.63%, 08/28/29	925	926,410
3.75%, 04/25/28	810	814,075
3.75%, 08/28/30	315	316,363
3.88%, 09/28/32	255	255,551
3.88%, 06/14/33	515	514,318
4.00%, 01/12/33	520	524,146
Security	Par (000)	Value
Supranational (continued)
4.13%, 01/12/27	$340	$341,696
4.13%, 05/30/30	430	438,637
4.13%, 01/12/34	510	516,185
4.38%, 01/14/28	210	213,679
4.38%, 03/06/29(a)	855	876,018
4.38%, 03/22/35	670	687,707
4.50%, 08/25/28	840	861,183
5.82%, 06/16/28	185	194,817
6.22%, 08/15/27	50	51,850
6.38%, 10/01/28	75	79,872
Asian Infrastructure Investment Bank (The)
3.63%, 09/15/28	30	30,066
3.75%, 09/14/27	335	335,980
4.00%, 01/18/28	380	383,463
4.13%, 01/18/29	630	640,428
4.25%, 03/13/34	445	454,453
4.50%, 01/16/30	495	511,458
4.50%, 05/21/35	230	238,581
Corp. Andina de Fomento
4.13%, 01/07/28	165	165,848
5.00%, 01/24/29	275	283,987
5.00%, 01/22/30	200	207,895
6.00%, 04/26/27	330	339,417
Council of Europe Development Bank
3.63%, 01/26/28	30	30,032
3.63%, 05/08/28	140	140,282
4.13%, 01/24/29	290	294,744
4.50%, 01/15/30	255	263,488
4.63%, 06/11/27	230	233,347
European Bank for Reconstruction & Development
4.13%, 01/25/29	925	940,247
4.25%, 03/13/34	425	433,158
4.38%, 03/09/28	590	600,428
European Investment Bank
0.63%, 10/21/27	295	279,332
0.75%, 09/23/30	175	152,933
0.88%, 05/17/30	340	301,865
1.25%, 02/14/31	965	854,845
1.38%, 03/15/27	1,115	1,083,856
1.63%, 10/09/29	170	158,135
1.63%, 05/13/31	110	98,838
1.75%, 03/15/29	680	642,285
2.38%, 05/24/27	499	490,347
3.25%, 11/15/27	560	556,922
3.63%, 07/15/30	880	879,539
3.75%, 11/15/29	1,000	1,005,896
3.75%, 02/14/33	1,200	1,192,483
3.88%, 03/15/28	1,320	1,330,245
3.88%, 10/15/30	310	313,016
4.00%, 02/15/29	1,065	1,079,613
4.13%, 02/13/34	960	972,344
4.25%, 08/16/32	350	358,478
4.38%, 03/19/27	900	908,588
4.38%, 10/10/31	910	940,803
4.50%, 10/16/28	935	959,765
4.50%, 03/14/30	1,210	1,252,223
4.63%, 02/12/35	770	805,597
4.75%, 06/15/29	1,100	1,143,005
Inter-American Development Bank
0.63%, 09/16/27	480	455,682
1.13%, 07/20/28	750	704,841

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
1.13%, 01/13/31	$1,080	$951,916
1.50%, 01/13/27	765	747,036
2.25%, 06/18/29	668	638,620
2.38%, 07/07/27	701	687,956
3.13%, 09/18/28	825	816,014
3.50%, 09/14/29	680	677,760
3.50%, 04/12/33	575	560,747
3.63%, 09/17/31	585	580,877
3.75%, 06/14/30	125	125,619
4.00%, 01/12/28	730	736,807
4.13%, 02/15/29	920	935,570
4.38%, 02/01/27(a)	370	372,954
4.38%, 07/17/34	610	626,849
4.38%, 07/16/35	585	599,121
4.50%, 02/15/30	485	501,609
4.50%, 09/13/33	495	514,165
Inter-American Investment Corp.
3.63%, 02/17/27	135	134,788
4.13%, 02/15/28	190	191,935
4.25%, 02/14/29	260	264,530
4.25%, 04/01/30	330	336,875
4.75%, 09/19/28	125	128,680
International Bank for Reconstruction & Development
0.75%, 11/24/27	1,155	1,093,367
0.75%, 08/26/30	880	769,990
0.88%, 05/14/30	1,180	1,047,502
1.13%, 09/13/28	1,190	1,114,604
1.25%, 02/10/31	973	861,442
1.38%, 04/20/28	1,170	1,112,852
1.63%, 11/03/31	1,365	1,211,021
1.75%, 10/23/29	719	671,112
2.50%, 11/22/27	480	470,429
2.50%, 03/29/32	395	366,289
3.13%, 06/15/27	1,035	1,027,984
3.50%, 07/12/28	1,185	1,183,945
3.50%, 10/28/30(a)	20	19,863
3.63%, 05/05/28	185	185,440
3.63%, 09/21/29	635	635,677
3.88%, 10/16/29(a)	615	621,164
3.88%, 02/14/30	1,240	1,252,198
3.88%, 08/28/34	985	977,391
4.00%, 07/25/30	670	679,975
4.00%, 01/10/31	1,210	1,227,596
4.00%, 05/06/32	880	888,908
4.13%, 03/20/30	755	770,129
4.38%, 08/27/35	1,295	1,326,336
4.50%, 04/10/31	615	638,579
4.63%, 08/01/28	885	909,366
4.63%, 01/15/32	1,305	1,363,951
4.75%, 11/14/33	850	897,406
4.75%, 02/15/35	75	79,005
Series GDIF, 4.75%, 07/30/29	25	25,049
Series GDIF, 5.17%, 04/24/29	25	25,164
Series GDIF, 5.75%, 05/02/34	25	25,225
International Finance Corp.
0.75%, 08/27/30(a)	750	656,017
3.88%, 07/02/30	200	202,044
4.25%, 07/02/29	450	460,100
4.38%, 01/15/27	170	171,269
4.50%, 01/21/28	140	142,758
Security	Par (000)	Value
Supranational (continued)
4.50%, 07/13/28	$380	$389,076
Nordic Investment Bank
3.38%, 09/08/27	97	96,631
3.75%, 05/09/30	200	201,040
4.25%, 02/28/29	120	122,416
4.38%, 03/14/28	155	157,784
		80,278,704
Sweden — 0.0%
Svensk Exportkredit AB
2.25%, 03/22/27	225	220,794
3.75%, 09/13/27	300	300,520
4.13%, 06/14/28	265	268,243
4.25%, 02/01/29	220	223,943
4.88%, 10/04/30	330	346,422
		1,359,922
Uruguay — 0.1%
Uruguay Government International Bonds
4.38%, 10/27/27	287	287,316
4.38%, 01/23/31	493	499,790
5.75%, 10/28/34	565	603,626
		1,390,732
Total Foreign Government Obligations — 3.9% (Cost: $147,923,955)		148,230,911
Municipal Debt Obligations
California — 0.1%
Regents of the University of California Medical Center Pooled Revenue RB, 4.13%, 05/15/32	40	39,789
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Class A,4.66%, 10/01/27	120	121,799
State of California GO
1.70%, 02/01/28(a)	100	95,948
2.50%, 10/01/29	550	525,907
4.50%, 08/01/29	200	205,416
4.88%, 09/01/30	500	523,512
5.10%, 09/01/35	100	104,190
5.75%, 10/01/31(a)	100	109,202
6.00%, 03/01/33	20	22,184
University of California RB
Series BD, 3.35%, 07/01/29	190	187,424
Series BG, 1.32%, 05/15/27	195	188,456
Series BG, 1.61%, 05/15/30	250	227,332
		2,351,159
Florida — 0.0%
State Board of Administration Finance Corp. RB
2.15%, 07/01/30	300	276,921
Class A,5.53%, 07/01/34(a)	200	212,885
		489,806
Illinois — 0.1%
State of Illinois GO, 5.10%, 06/01/33	1,475	1,511,394
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 5.08%, 06/01/31	142	144,683

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL BAB, 4.91%, 05/01/29	$250	$254,419
Commonwealth of Massachusetts RB, 3.77%, 07/15/29(a)	325	324,532
		578,951
New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series A, Class A,7.43%, 02/15/29 (NPFGC)	300	313,883
New York — 0.0%
New York State Dormitory Authority RB, 5.23%, 07/01/35	200	210,531
Oregon — 0.0%
Oregon School Boards Association GOL, Series B, 5.68%, 06/30/28 (NPFGC)	191	194,974
Texas — 0.0%
Texas Department of Transportation State Highway Fund RB, First Class,5.18%, 04/01/30	610	625,209
Virginia — 0.0%
Williamsburg Economic Development Authority RB, 4.96%, 11/01/35	35	35,345
Total Municipal Debt Obligations — 0.2% (Cost: $6,421,071)		6,455,935
U.S. Government & Agency Obligations
U.S. Government Agency Obligations — 0.3%
Federal Home Loan Banks
3.00%, 03/10/28	75	74,082
3.25%, 06/09/28	300	298,129
3.25%, 11/16/28	2,470	2,455,757
4.13%, 01/15/27	50	50,241
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	500	570,280
6.75%, 09/15/29(a)	50	55,570
6.75%, 03/15/31	1,075	1,232,569
Federal National Mortgage Association
0.75%, 10/08/27	1,807	1,717,530
0.88%, 12/18/26	60	58,169
0.88%, 08/05/30	2,550	2,253,995
6.03%, 10/08/27	320	333,928
6.25%, 05/15/29	1,285	1,397,095
6.63%, 11/15/30	1,075	1,219,436
7.13%, 01/15/30	25	28,339
7.25%, 05/15/30	170	195,408
Tennessee Valley Authority
4.88%, 05/15/35	250	261,535
Series A, 2.88%, 02/01/27	50	49,578
		12,251,641
U.S. Government Obligations — 64.5%
U.S. Treasury Note/Bond
0.38%, 07/31/27	760	721,466
0.38%, 09/30/27	1,983	1,873,393
0.50%, 04/30/27	2,000	1,916,172
0.50%, 05/31/27	7,900	7,550,980
0.50%, 06/30/27	6,070	5,789,025
0.50%, 10/31/27	10,100	9,540,949
0.63%, 03/31/27	3,850	3,703,820
Security	Par (000)	Value
U.S. Government Obligations (continued)
0.63%, 11/30/27	$20,000	$18,897,656
0.63%, 12/31/27	5,200	4,902,219
0.63%, 05/15/30	11,450	10,066,160
0.75%, 01/31/28	9,000	8,489,531
0.88%, 11/15/30	12,178	10,681,438
1.00%, 07/31/28	13,000	12,181,406
1.13%, 02/28/27	2,800	2,716,438
1.13%, 02/29/28	10,000	9,492,969
1.13%, 08/31/28	20,005	18,773,442
1.13%, 02/15/31	20,500	18,121,680
1.25%, 11/30/26	15,100	14,747,274
1.25%, 12/31/26	20,000	19,498,438
1.25%, 03/31/28	11,500	10,929,492
1.25%, 04/30/28	11,780	11,173,514
1.25%, 05/31/28	11,000	10,414,766
1.25%, 06/30/28	10,500	9,923,320
1.25%, 09/30/28	19,900	18,706,000
1.25%, 08/15/31	25,712	22,516,079
1.38%, 10/31/28	11,190	10,536,959
1.38%, 12/31/28	8,500	7,978,711
1.38%, 11/15/31	25,600	22,434,000
1.50%, 01/31/27	20,620	20,125,442
1.50%, 11/30/28	10,050	9,483,117
1.50%, 02/15/30	11,200	10,306,625
1.63%, 05/15/31	23,000	20,712,578
1.75%, 12/31/26	8,000	7,840,938
1.75%, 01/31/29	10,750	10,186,465
1.88%, 02/28/27	13,430	13,151,432
1.88%, 02/28/29	10,000	9,500,000
1.88%, 02/15/32	24,710	22,186,877
2.25%, 02/15/27	8,900	8,759,547
2.25%, 08/15/27	8,000	7,830,938
2.25%, 11/15/27	12,710	12,408,634
2.38%, 05/15/27	11,000	10,816,953
2.38%, 03/31/29	9,000	8,677,969
2.38%, 05/15/29	11,000	10,591,797
2.50%, 03/31/27	11,000	10,846,172
2.63%, 05/31/27	10,041	9,906,173
2.63%, 02/15/29	12,922	12,575,731
2.63%, 07/31/29	9,500	9,204,609
2.75%, 04/30/27	13,400	13,249,773
2.75%, 07/31/27	9,910	9,783,802
2.75%, 02/15/28	8,990	8,848,829
2.75%, 05/31/29	18,000	17,544,375
2.75%, 08/15/32	20,991	19,728,260
2.88%, 05/15/28	10,830	10,673,473
2.88%, 08/15/28	13,051	12,845,039
2.88%, 04/30/29	11,000	10,771,406
2.88%, 05/15/32	21,120	20,070,600
3.13%, 08/31/27	10,000	9,930,859
3.13%, 11/15/28	14,500	14,349,336
3.13%, 08/31/29	13,000	12,810,078
3.25%, 06/30/27	10,000	9,955,078
3.25%, 06/30/29	8,600	8,517,359
3.38%, 09/15/27	19,421	19,371,689
3.38%, 09/15/28	3,799	3,787,722
3.38%, 05/15/33	22,450	21,797,547
3.50%, 09/30/27	13,227	13,222,867
3.50%, 10/31/27	18,893	18,888,572
3.50%, 01/31/28	7,500	7,500,000
3.50%, 04/30/28	5,715	5,716,339

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.50%, 10/15/28	$2,898	$2,898,679
3.50%, 11/15/28	6,997	6,999,187
3.50%, 09/30/29	26,346	26,302,776
3.50%, 01/31/30	9,500	9,476,250
3.50%, 04/30/30	14,500	14,452,422
3.50%, 02/15/33	24,000	23,538,750
3.63%, 08/31/27	18,926	18,957,051
3.63%, 03/31/28	13,350	13,391,719
3.63%, 05/31/28	10,000	10,032,813
3.63%, 08/15/28	13,635	13,684,001
3.63%, 08/31/29	12,453	12,488,024
3.63%, 03/31/30	7,900	7,915,430
3.63%, 08/31/30	18,854	18,877,567
3.63%, 09/30/30	21,444	21,469,130
3.63%, 10/31/30	20,351	20,373,259
3.63%, 09/30/31	8,409	8,382,722
3.75%, 04/30/27	16,285	16,324,440
3.75%, 06/30/27	31,695	31,795,285
3.75%, 08/15/27	12,773	12,818,404
3.75%, 04/15/28	15,622	15,712,315
3.75%, 05/15/28	5,357	5,390,063
3.75%, 12/31/28	9,470	9,540,285
3.75%, 05/31/30	11,000	11,074,766
3.75%, 06/30/30	11,026	11,101,804
3.75%, 12/31/30	17,386	17,489,229
3.75%, 08/31/31	13,360	13,409,056
3.75%, 10/31/32	8,458	8,440,820
3.88%, 03/31/27	15,728	15,786,366
3.88%, 05/31/27	22,625	22,729,287
3.88%, 07/31/27	18,210	18,307,452
3.88%, 10/15/27	12,014	12,090,965
3.88%, 11/30/27	16,016	16,129,238
3.88%, 12/31/27	5,235	5,274,263
3.88%, 03/15/28	8,908	8,984,553
3.88%, 06/15/28	6,909	6,974,851
3.88%, 07/15/28	5,328	5,379,199
3.88%, 09/30/29	17,160	17,358,413
3.88%, 11/30/29	19,430	19,657,695
3.88%, 12/31/29	17,124	17,327,348
3.88%, 04/30/30	17,300	17,512,195
3.88%, 06/30/30	20,450	20,697,637
3.88%, 07/31/30	24,871	25,174,115
3.88%, 08/31/32	11,851	11,925,069
3.88%, 09/30/32	7,200	7,242,750
3.88%, 08/15/33	25,657	25,713,125
3.88%, 08/15/34	30,462	30,347,767
4.00%, 01/15/27	8,747	8,784,243
4.00%, 12/15/27	11,895	12,012,091
4.00%, 02/29/28	12,000	12,130,313
4.00%, 06/30/28	15,192	15,384,274
4.00%, 01/31/29	9,877	10,019,754
4.00%, 07/31/29	12,526	12,722,697
4.00%, 10/31/29	8,700	8,841,375
4.00%, 02/28/30	23,913	24,316,532
4.00%, 03/31/30	17,341	17,634,984
4.00%, 05/31/30	14,970	15,230,806
4.00%, 07/31/30	13,000	13,226,484
4.00%, 01/31/31	9,829	9,999,472
4.00%, 04/30/32	8,517	8,644,090
4.00%, 06/30/32	11,256	11,417,805
4.00%, 07/31/32	8,534	8,652,676
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.00%, 02/15/34	$27,020	$27,243,759
4.00%, 11/15/35	12,275	12,259,656
4.13%, 01/31/27	11,507	11,573,974
4.13%, 02/15/27	11,397	11,467,786
4.13%, 02/28/27	18,109	18,223,596
4.13%, 09/30/27	11,325	11,444,886
4.13%, 10/31/27	9,940	10,052,213
4.13%, 11/15/27	13,693	13,850,790
4.13%, 07/31/28	11,000	11,176,172
4.13%, 03/31/29	13,013	13,259,027
4.13%, 10/31/29	18,854	19,244,337
4.13%, 11/30/29	18,017	18,395,639
4.13%, 08/31/30	7,612	7,784,459
4.13%, 03/31/31	7,208	7,376,374
4.13%, 07/31/31	8,460	8,655,638
4.13%, 10/31/31	8,346	8,535,089
4.13%, 11/30/31	7,366	7,532,886
4.13%, 02/29/32	7,772	7,943,834
4.13%, 03/31/32	11,324	11,572,597
4.13%, 05/31/32	13,267	13,555,143
4.13%, 11/15/32	22,000	22,457,187
4.25%, 12/31/26	9,326	9,386,109
4.25%, 03/15/27	11,596	11,691,576
4.25%, 01/15/28	9,718	9,865,288
4.25%, 02/15/28	8,520	8,655,122
4.25%, 02/28/29	17,156	17,539,329
4.25%, 06/30/29	12,731	13,037,340
4.25%, 01/31/30	14,328	14,704,110
4.25%, 02/28/31	7,795	8,023,369
4.25%, 06/30/31	8,064	8,301,510
4.25%, 11/15/34	27,061	27,678,329
4.25%, 05/15/35	29,040	29,652,562
4.25%, 08/15/35	30,354	30,961,080
4.38%, 12/15/26	8,165	8,225,600
4.38%, 07/15/27	13,363	13,537,345
4.38%, 08/31/28	11,197	11,452,432
4.38%, 11/30/28	8,972	9,193,496
4.38%, 12/31/29	14,927	15,385,306
4.38%, 11/30/30	6,370	6,589,466
4.38%, 01/31/32	7,450	7,717,734
4.38%, 05/15/34	26,888	27,812,275
4.50%, 04/15/27	13,397	13,560,799
4.50%, 05/15/27	13,679	13,860,674
4.50%, 05/31/29	17,898	18,468,499
4.50%, 12/31/31	7,545	7,867,431
4.50%, 11/15/33	26,576	27,742,852
4.63%, 06/15/27	11,404	11,586,197
4.63%, 09/30/28	8,337	8,590,367
4.63%, 04/30/29	17,897	18,527,590
4.63%, 09/30/30	9,072	9,478,823
4.63%, 04/30/31	7,835	8,209,611
4.63%, 05/31/31	8,404	8,806,473
4.63%, 02/15/35	28,786	30,252,287
4.88%, 10/31/28	8,906	9,242,062
4.88%, 10/31/30	7,506	7,931,145
5.25%, 11/15/28	950	993,715
5.25%, 02/15/29	150	157,887
5.38%, 02/15/31	500	540,039
5.50%, 08/15/28	8,500	8,923,672

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
6.13%, 08/15/29	$1,000	$1,085,781
		2,443,558,752
Total U.S. Government & Agency Obligations — 64.8% (Cost: $2,460,073,347)		2,455,810,393
Total Long-Term Investments — 98.6% (Cost: $3,732,470,593)		3,737,847,907
	Shares
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(f)(g)(h)	31,540,903	31,540,903
Total Short-Term Securities — 0.8% (Cost: $31,540,903)		31,540,903
Total Investments — 99.4% (Cost: $3,764,011,496)		3,769,388,810
Other Assets Less Liabilities — 0.6%		23,372,771
Net Assets — 100.0%		$3,792,761,581

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$23,725,200	$7,815,703 (a)	$—	$—	$—	$31,540,903	31,540,903	$488,147 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Intermediate Government/Credit Bond ETF

Fair Value Hierarchy as of Period End (continued)
on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,127,350,668	$—	$1,127,350,668
Foreign Government Obligations	—	148,230,911	—	148,230,911
Municipal Debt Obligations	—	6,455,935	—	6,455,935
U.S. Government & Agency Obligations	—	2,455,810,393	—	2,455,810,393
Short-Term Securities
Money Market Funds	31,540,903	—	—	31,540,903
	$31,540,903	$3,737,847,907	$—	$3,769,388,810

Portfolio Abbreviation
BAB	Build America Bond
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
GO	General Obligation
GOL	General Obligation Limited

NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate